Dreyfus Cash Management
Funds

SEMIANNUAL REPORT July 31, 2002

DREYFUS CASH MANAGEMENT

DREYFUS CASH MANAGEMENT PLUS

DREYFUS GOVERNMENT CASH MANAGEMENT

DREYFUS GOVERNMENT PRIME CASH MANAGEMENT

DREYFUS TREASURY CASH MANAGEMENT

DREYFUS TREASURY PRIME CASH MANAGEMENT

DREYFUS MUNICIPAL CASH MANAGEMENT PLUS

DREYFUS NEW YORK MUNICIPAL CASH MANAGEMENT

DREYFUS TAX EXEMPT CASH MANAGEMENT


           * Not FDIC-Insured * Not Bank-Guaranteed * May Lose Value

Contents

The Funds
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Letter  to Shareholders (Taxable)                                          3

Letter  to Shareholders (Tax-Exempt)                                       5

Statements  of Investments                                                 7

Statements  of Assets and Liabilities                                      44

Statements  of Operations                                                  46

Statements  of Changes in Net Assets                                       48

Financial  Highlights                                                      52

Notes  to Financial Statements                                             61

For More Information
--------------------------------------------------------------------------------

Back cover

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Dreyfus portfolio are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus portfolio.


The Funds

                                                  Dreyfus Cash Management Funds

LETTER TO  SHAREHOLDERS

Dear Shareholder:

We  are  pleased  to  present  the semiannual report for Dreyfus Cash Management
Funds  (Taxable) . For the six-month period ended July 31, 2002, the six taxable money  market  funds  that  comprise  Dreyfus  Cash  Management  Funds (Taxable)
produced  the  following  annualized  yields and annualized effective yields:(1
--------------------------------------------------------------------------------

                                                                     Effective
                                                Yield(%)              Yield(%)
--------------------------------------------------------------------------------

DREYFUS CASH MANAGEMENT

Institutional Shares                                1.80                  1.82

Investor Shares                                     1.55                  1.56

Administrative Shares                               1.70                  1.72

Participant Shares                                  1.40                  1.41
--------------------------------------------------------------------------------

DREYFUS CASH MANAGEMENT PLUS, INC.

Institutional Shares                                1.94                  1.96

Investor Shares                                     1.69                  1.71

Administrative Shares                               1.84                  1.86

Participant Shares                                  1.54                  1.55
--------------------------------------------------------------------------------

DREYFUS GOVERNMENT CASH MANAGEMENT

Institutional Shares                                1.93                  1.95

Investor Shares                                     1.68                  1.69

Administrative Shares                               1.83                  1.85

Participant Shares                                  1.53                  1.54
--------------------------------------------------------------------------------

DREYFUS GOVERNMENT PRIME CASH MANAGEMENT

Institutional Shares                                1.76                  1.77

Investor Shares                                     1.51                  1.52

Administrative Shares                               1.66                  1.67

Participant Shares                                  1.36                  1.37
--------------------------------------------------------------------------------

DREYFUS TREASURY CASH MANAGEMENT

Institutional Shares                                1.75                  1.77

Investor Shares                                     1.50                  1.51

Administrative Shares                               1.65                  1.67

Participant Shares                                  1.35                  1.36
--------------------------------------------------------------------------------

DREYFUS TREASURY PRIME CASH MANAGEMENT

Institutional Shares                                1.71                  1.72

Investor Shares                                     1.46                  1.47

Administrative Shares                               1.61                  1.62

Participant Shares                                  1.31                  1.31

Economic and Market Environment

When  the  reporting  period  began,  the  U.S.  economy had apparently begun to recover  from  a  recession  that  was intensified by the September 11 terrorist attacks. The Federal Reserve Board (the "Fed") reacted quickly and decisively to the attacks, reducing the benchmark federal funds rate aggressively in an effort to  rekindle  economic  growth.  As  a result, the reporting period began with a
federal   funds   rate   of   1.75%  , its   lowest   level   in   40   years.

As positive economic data accumulated in February, including reports of increased manufacturing activity and strong consumer spending, many analysts expected that the Fed would soon move to a more neutral stance to reflect the likelihood that the recession was over.

This  proved  to  be  the case when the Fed again held rates steady at its March meeting,  indicating  in  its  comments that an economic recovery was apparently underway  and  that  the  risks of recession and inflation were evenly balanced.
With  this  pronouncement,  in  our  view,  the Fed signaled that its aggressive
rate-cutting   campaign   was  probably  complete.  Although  many  fixed-income
investors  reacted  as  if rate hikes would be imminent, the Fed later suggested that  this  was  not  necessarily  true.  With  layoffs continuing and consumers spending less, the strength of the recovery remained uncertain.

By the end of the reporting period, it was revealed that the U.S. economy grew at a robust 5.0% annualized rate during 2002's first quarter. However, many analysts agreed that this figure was the result of the temporary effects of inventory liquidation as businesses rushed to sell off unsold goods, and that the second quarter's economic expansion rate would be more modest. Indeed, the economic growth rate for the second quarter declined to 1.1%, according to preliminary government estimates.

The  sluggishness of the economic recovery became more obvious in April and May.
Jobless claims increased, indicating that businesses continue to reduce costs through layoffs. The Producer Price Index rose, mainly because of higher energy costs. For their part, consumers began to spend at a slower rate, and consumer sentiment dropped. The economy continued to give mixed signals in June. On one hand, the Fed' s Industrial Production and Capacity Utilization reports The
Funds



LETTER TO SHAREHOLDERS (CONTINUED)

suggested that manufacturing was continuing to recover. On the other hand, the June unemployment rate's rise to 5.9% was greater than many expected, indicating that employers remained reluctant to add more workers until the economy strengthened.

In July, however, the statistical data suggested that the economy was not as healthy as many originally believed. Falling consumer confidence, a drop in the manufacturing index and a smaller than expected number of job creations indicated that the economy was faltering, and a double-dip recession was possible. Meanwhile, the equity markets continued their roller coaster ride as corporate scandals, the prospects of weaker corporate earnings and an uncertain consumer further reduced expectations for a sustainable economic recovery

Portfolio Focus

In this environment, as we have for some time now, we maintained the six funds' weighted average maturities toward the long end of their respective ranges in order to maintain higher yields for as long as we deemed practical. Given the increasingly uneven and uncertain pace of economic recovery, it is entirely possible that the Fed' s next move may be to cut short-term interest rates further. Each fund's relatively long weighted average portfolio maturity should position the fund well if this proves to be the case, or if rates remain unchanged. As always, of course, we are prepared to change our strategy and the funds' weighted average maturities as market conditions develop.

  Sincerely,


  Patricia A. Larkin
  Senior Portfolio Manager

August 15, 2002
New York, N.Y.

(1)  ANNUALIZED EFFECTIVE YIELD IS BASED UPON DIVIDENDS DECLARED DAILY AND
REINVESTED MONTHLY. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. YIELDS
FLUCTUATE. AN INVESTMENT IN EACH FUND IS NOT INSURED OR GUARANTEED BY THE FDIC
OR THE U.S. GOVERNMENT. ALTHOUGH EACH FUND SEEKS TO PRESERVE THE VALUE OF YOUR
INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE
FUNDS.



LETTER TO  SHAREHOLDERS

Dear Shareholder:

We  are  pleased  to  present  the semiannual report for Dreyfus Cash Management
Funds  (Tax  Exempt) . For  the  six-month period ended July 31, 2002, the three tax-exempt  money  market portfolios that comprise Dreyfus Cash Management Funds
(Tax  Exempt)  produced the following annualized yields and annualized effective yields:(1)
--------------------------------------------------------------------------------

                                                                     Effective

                                                Yield(%)               Yield(%)
--------------------------------------------------------------------------------

DREYFUS MUNICIPAL CASH MANAGEMENT PLUS

Institutional Shares                                1.38                  1.39

Investor Shares                                     1.14                  1.14

Administrative Shares                               1.29                  1.30

Participant Shares                                  0.99                  0.99
--------------------------------------------------------------------------------

DREYFUS N.Y. MUNICIPAL CASH MANAGEMENT

Institutional Shares                                1.28                  1.29

Investor Shares                                     1.03                  1.03

Administrative Shares                               1.16                  1.17

Participant Shares                                  0.88                  0.89
--------------------------------------------------------------------------------

DREYFUS TAX EXEMPT CASH MANAGEMENT

Institutional Shares                                1.33                  1.34

Investor Shares                                     1.08                  1.08

Administrative Shares                               1.23                  1.23

Participant Shares                                  0.92                  0.93

Economic and Market Environment

The  reporting  period began with short-term interest rates at 1.75% in February
2002, their lowest level in 40 years. In this environment, yields on one-year tax-exempt notes also began the reporting period at historically low levels.

In addition, tax-exempt money market yields had declined in response to supply-and-demand forces. A highly volatile stock market caused a "flight to quality" among investors, who sought a relatively stable investment alternative for their assets. This surge in demand for tax-exempt money market securities persisted throughout the reporting period. As a result, total assets invested in tax-exempt money market funds rose throughout the reporting period, creating additional downward pressure on yields.

At the same time, the 2001 recession and the uneven economic recovery in 2002 contributed to fiscal problems for many states and municipalities. As the economy and stock market faltered, revenues from income taxes and capital gains taxes fell, creating budget shortfalls for many state and local governments. In fact, many states were placed on negative credit watch by the major rating agencies during the reporting period. Many municipalities were forced to borrow to fund their widening operating budget deficits, and issuance of tax-exempt money market securities rose approximately 90% compared to the same period one year earlier, setting new records in the process. This new issuance was easily absorbed by the surge in demand from shell-shocked equity investors seeking an alternative.

Fiscal deterioration was particularly severe in New York, where the September 11 terrorist attacks and the effects of weak stock market conditions on Wall Street hit the city and state's economies especially hard. Although New York state has generally recovered nicely from the attacks' economic aftershocks, New York
City' s economy continues to suffer from job losses and the economic impact of the stock market's decline. As a result, New York City ranked among the nation's biggest municipal borrowers during the reporting period.

                                                                 The Funds



LETTER TO SHAREHOLDERS (CONTINUED)

Portfolio Focus

In this environment, we have generally maintained the funds' respective weighted average maturities at points that were slightly longer than those of their peer groups. This strategy was designed to capture the higher yields offered by longer term securities. However, because the yield differences between very short-term securities and one-year notes have been narrower than average, it made little sense to extend the funds' weighted average maturities further

In  addition,  because  of  their very low yields, we have recently attempted to reduce  the  funds'  holdings  of variable-rate demand notes, on which rates are reset  daily  or  weekly.  Instead,  we have focused more intently on commercial paper  in  the  three-  to  six-month  maturity  range.  When we have thought it appropriate to do so, we have attempted to utilize a laddering strategy in which commercial paper and municipal note maturities are staggered over time. Finally, we have continued to focus on high credit quality. In our view, these strategies
should    help    the   funds   weather   the   current   economic   weakness.

  Sincerely,


  Colleen Meehan
  Portfolio Manager

August 15, 2002
New York, NY

(1)  ANNUALIZED EFFECTIVE YIELD IS BASED UPON DIVIDENDS DECLARED DAILY AND
REINVESTED MONTHLY. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. YIELDS
FLUCTUATE. FOR THE NATIONAL FUNDS, INCOME MAY BE SUBJECT TO STATE AND LOCAL
TAXES. FOR THE NEW YORK FUND, INCOME MAY BE SUBJECT TO STATE AND LOCAL TAXES FOR
OUT-OF-STATE RESIDENTS. FOR EACH FUND, SOME INCOME MAY BE SUBJECT TO THE FEDERAL
ALTERNATIVE MINIMUM TAX (AMT). AN INVESTMENT IN EACH FUND IS NOT INSURED OR
GUARANTEED BY THE FDIC OR THE U.S. GOVERNMENT. ALTHOUGH EACH FUND SEEKS TO
PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE
MONEY BY INVESTING IN THE FUNDS.


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STATEMENT OF INVESTMENTS

July 31, 2002 (Unaudited)

                                                                                                     Principal
DREYFUS CASH MANAGEMENT                                                                             Amount ($)          Value ($)
------------------------------------------------------------------------------------------------------------------------------------

NEGOTIABLE BANK CERTIFICATES OF DEPOSIT--6.1%
--------------------------------------------------------------------------------

Bank of New York Co. Inc.

  1.78%, 3/26/2003                                                                                 200,000,000  (a)   199,921,628

Standard Federal Bank

  2.40%, 12/3/2002                                                                                  60,000,000         59,993,947

State Street Bank and Trust Co.

  1.84%, 9/23/2002                                                                                 150,000,000        150,004,389

U.S. Bank N.A.

  2.00%, 7/22/2003                                                                                 200,000,000        200,000,000

Wells Fargo Bank N.A.

  1.82%, 10/18/2002                                                                                 50,000,000  (a)    50,000,000

Wilmington Trust Co.

  1.81%--2.06%, 9/10/2002--1/17/2003                                                               275,000,000        275,006,356

TOTAL NEGOTIABLE BANK CERTIFICATES OF DEPOSIT

  (cost $934,926,320)                                                                                                 934,926,320
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COMMERCIAL PAPER--52.1%
--------------------------------------------------------------------------------

Abbey National North America

  1.82%--2.00%, 8/1/2002--8/2/2002                                                                 600,000,000        599,994,472

Amstel Funding Corp.

  1.95%, 8/9/2002                                                                                  250,000,000  (b)   249,892,778

Atlantis One Funding Corp.

  2.01%, 11/15/2002                                                                                 47,501,000  (b)    47,222,671

Credit Suisse First Boston

  1.80%, 9/18/2002                                                                                 131,700,000        131,385,676

CXC Inc.

  2.09%, 9/10/2002                                                                                  30,000,000  (b)    29,931,000

Danske Corp. Inc.

  1.74%--2.10%, 8/19/2002--10/17/2002                                                              213,710,000        213,166,183

Deutsche Bank Financial Inc.

  1.84%--2.05%, 8/1/2002--12/31/2002                                                               650,000,000        646,935,201

Dexia Delaware LLC

  2.05%, 10/24/2002                                                                                100,000,000         99,526,333

Edison Asset Securitization LLC

  1.96%, 8/23/2002                                                                                 100,000,000  (b)    99,881,444

FCAR Owner Trust

  1.80%, 9/18/2002                                                                                  67,800,000  (b)    67,638,184

General Electric Capital Corp.

  1.87%--2.08%, 9/18/2002--11/25/2002                                                              875,000,000        871,335,805

General Electric Capital Services Inc.

  1.81%--1.95%, 8/13/2002--9/10/2002                                                               300,000,000        299,565,667

HVB Finance (Delaware) Inc.

  1.81%--1.82%, 9/27/2002--12/23/2002                                                              200,000,000        198,992,600

ING America Insurance Holdings

  2.00%, 8/5/2002                                                                                   50,000,000         49,988,944

ING U.S. Funding LLC

  2.02%, 8/1/2002                                                                                  100,000,000        100,000,000

K2 (USA) LLC

  2.01%--2.11%, 10/16/2002--12/4/2002                                                               99,000,000  (b)    98,495,972

                                                                                                                  The Funds

STATEMENT OF INVESTMENTS (Unaudited) (CONTINUED)

                                                                                                     Principal
DREYFUS CASH MANAGEMENT (CONTINUED)                                                                 Amount ($)          Value ($)
------------------------------------------------------------------------------------------------------------------------------------

COMMERCIAL PAPER (CONTINUED)
--------------------------------------------------------------------------------

Lehman Brothers Holdings Inc.

  2.16%, 11/18/2002                                                                                160,000,000        158,968,133

Lehman Brothers Holdings Inc.

  1.84%, 3/12/2003                                                                                 100,000,000  (a)   100,000,000

Links Finance LLC

  2.00%, 12/2/2002                                                                                  44,000,000  (b)    43,702,340

Morgan Stanley Group PLC

  1.85%, 9/18/2002                                                                                 150,000,000        149,632,000

Moriarty Ltd.

  1.92%--2.02%, 8/5/2002--10/16/2002                                                               500,000,000  (b)   499,287,056

MPS U.S. Commercial Paper Corp.

  1.80%--1.81%, 8/20/2002--9/17/2002                                                                93,000,000         92,846,949

Nordea North America Inc.

  1.90%--1.94%, 8/13/2002--10/7/2002                                                               200,000,000        199,586,111

Paradigm Funding LLC

  1.95%, 8/5/2002                                                                                  300,000,000  (b)   299,935,667

PB Finance (DE) Inc.

  1.84%, 12/23/2002                                                                                100,000,000         99,272,000

Pennine Funding LLC

  2.14%, 10/10/2002                                                                                110,000,000  (b)   109,547,625

Preferred Receivables Funding Corp.

  1.91%, 10/4/2002                                                                                 100,000,000         99,664,000

Salomon Smith Barney Holdings Inc.

  1.82%, 8/1/2002                                                                                  356,000,000        356,000,000

Societe Generale N.A. Inc.

  1.97%--2.12%, 9/3/2002--4/4/2003                                                                 600,000,000        595,679,875

Stadshypotek Delaware Inc.

  1.78%--1.80%, 8/9/2002--9/3/2002                                                                 344,000,000        343,614,873

Swedbank Inc.

  2.09%, 10/17/2002                                                                                100,000,000         99,557,250

Toronto-Dominion Holdings USA Inc.

  1.80%, 9/9/2002                                                                                  200,000,000        199,612,167

UBS Finance Delaware LLC

  1.83%, 8/1/2002                                                                                  700,000,000        700,000,000

Wells Fargo Financial Inc.

  2.01%, 11/26/2002                                                                                100,000,000         99,353,250

TOTAL COMMERCIAL PAPER

  (cost $8,050,212,226)                                                                                             8,050,212,226
------------------------------------------------------------------------------------------------------------------------------------

CORPORATE NOTES--12.2%
--------------------------------------------------------------------------------

Beta Finance Inc.

  1.85%, 5/7/2003                                                                                  100,000,000  (a,b)   100,000,000

CC (USA) Inc.

  2.21%, 11/13/2002                                                                                100,000,000  (b)    99,951,889

CC (USA) Inc.

  1.83%, 8/1/2003                                                                                  200,000,000  (a,b) 199,980,000


                                                                                                     Principal

DREYFUS CASH MANAGEMENT (CONTINUED)                                                                 Amount ($)          Value ($)
------------------------------------------------------------------------------------------------------------------------------------

CORPORATE NOTES (CONTINUED)
--------------------------------------------------------------------------------

K2 (USA) LLC

  1.83%--1.87%, 11/12/2002--5/15/2003                                                              400,000,000  (a,b) 400,000,000

Links Finance LLC

  2.25%--3.63%, 8/28/2002--11/13/2002                                                              250,000,000  (b)   250,000,000

Morgan Stanley Dean Witter & Co.

  1.83%, 1/16/2003                                                                                  50,000,000  (a)    50,045,413

Sigma Finance Inc.

  1.81%--1.87%, 10/16/2002--7/25/2003                                                              786,000,000  (a,b) 785,999,044

TOTAL CORPORATE NOTES

  (cost $1,885,976,346)                                                                                             1,885,976,346
------------------------------------------------------------------------------------------------------------------------------------

PROMISSORY NOTES--5.0%
--------------------------------------------------------------------------------

Goldman Sachs Group Inc.

 2.03%--2.35%, 8/19/2002--4/14/2003

  (cost $775,000,000)                                                                              775,000,000  (c)   775,000,000
------------------------------------------------------------------------------------------------------------------------------------

SHORT-TERM BANK NOTES--8.0%
--------------------------------------------------------------------------------

Bank One N.A.

  1.81%, 9/13/2002                                                                                 200,000,000        200,000,000

Lasalle Bank N.A.

  2.28%--2.38%, 10/11/2002--12/3/2002                                                              150,000,000        149,993,828

National City Bank

  2.25%--2.30%, 1/3/2003--1/14/2003                                                                165,000,000        165,000,000

National City Bank

  1.79%, 9/13/2002                                                                                  25,000,000  (a)    25,000,000

Standard Federal Bank

  1.87%--2.38%, 8/5/2002--10/10/2002                                                               450,000,000        449,999,701

U.S. Bank N.A.

  2.26%, 12/6/2002                                                                                 250,000,000        249,961,204

TOTAL SHORT-TERM BANK NOTES

  (cost $1,239,954,733)                                                                                             1,239,954,733
------------------------------------------------------------------------------------------------------------------------------------

U.S. GOVERNMENT AGENCIES--.2%
--------------------------------------------------------------------------------

Federal Home Loan Mortgage Corporation, Discount Notes

 2.28%, 1/2/2003

  (cost $24,761,514)                                                                                25,000,000         24,761,514
------------------------------------------------------------------------------------------------------------------------------------

TIME DEPOSITS--17.7%
--------------------------------------------------------------------------------

Branch Banking & Trust Co. (Grand Cayman)

  1.78%, 8/1/2002                                                                                  600,000,000        600,000,000

Fifth Third Bank (Grand Cayman)

  1.78%, 8/1/2002                                                                                  300,000,000        300,000,000

HSBC Bank USA (Grand Cayman)

  1.81%, 8/1/2002                                                                                  600,000,000        600,000,000

Northern Trust Co. (Grand Cayman)

  1.80%, 8/1/2002                                                                                  500,000,000        500,000,000

                                                                                                                  The Funds

STATEMENT OF INVESTMENTS (Unaudited) (CONTINUED)

                                                                                                     Principal
DREYFUS CASH MANAGEMENT (CONTINUED)                                                                 Amount ($)          Value ($)
------------------------------------------------------------------------------------------------------------------------------------

TIME DEPOSITS (CONTINUED)
--------------------------------------------------------------------------------

South Trust Bank (Grand Cayman)

  1.81%, 8/1/2002                                                                                  500,000,000        500,000,000

Wells Fargo Bank N.A. (Grand Cayman)

  1.72%, 8/1/2002                                                                                  228,000,000        228,000,000

TOTAL TIME DEPOSITS

  (cost $2,728,000,000)                                                                                             2,728,000,000
------------------------------------------------------------------------------------------------------------------------------------

TOTAL INVESTMENTS (cost $15,638,831,139)                                                                101.3%     15,638,831,139

LIABILITIES LESS, CASH AND RECEIVABLES                                                                  (1.3%)      (199,549,822)

NET ASSETS                                                                                              100.0%     15,439,281,317

(A)  VARIABLE INTEREST RATE--SUBJECT TO PERIODIC CHANGE.

(B)  SECURITIES EXEMPT FROM REGISTRATION UNDER RULE 144A OF THE SECUTITIES ACT
OF 1933. THESE SECURITIES MAY BE RESOLD IN TRANSACTIONS EXEMPT FROM
REGISTRATION, NORMALLY TO QUALIFIED INSTITUTIONAL BUYERS. AT JULY 31, 2002,
THESE SECURITIES AMOUNTED TO $3,381,465,670 OR APPROXIMATELY 21.9% OF NET
ASSETS.

(C)  THESE NOTES WERE ACQUIRED FOR INVESTMENT, NOT WITH THE INTENT TO DISTRIBUTE
OR SELL. SECURITIES RESTRICTED AS TO PUBLIC RESALE. THESE SECURITIES WERE
ACQUIRED BETWEEN 1/31/2002 AND 6/18/2002 AT A COST OF $775,000,000. AT JULY 31,
2002, THE AGGREGATE VALUE OF THESE SECURITIES WAS $775,000,000 REPRESENTING
APPROXIMATELY 5.0% OF NET ASSETS AND IS VALUED AT AMORTIZED COST.

SEE NOTES TO FINANCIAL STATEMENTS.


STATEMENT OF INVESTMENTS

July 31, 2002 (Unaudited)

                                                                                                    Principal
DREYFUS CASH MANAGEMENT PLUS, INC.                                                                 Amount ($)          Value ($)
--------------------------------------------------------------------------------

NEGOTIABLE BANK CERTIFICATES OF DEPOSIT--39.2%
--------------------------------------------------------------------------------

Abbey National PLC (Yankee)

  2.31%, 12/30/2002                                                                                500,000,000        499,897,693

Alliance & Leicester PLC (London)

  1.85%--2.12%, 10/17/2002--4/11/2003                                                              225,000,000        225,002,961

Banca Intesa BCI (London)

  1.83%--2.03%, 8/8/2002--11/21/2002                                                               600,000,000        600,017,834

Banca Intesa BCI (Yankee)

  2.11%--2.12%, 10/17/2002--10/21/2002                                                             200,000,000        200,000,000

Bank of Nova Scotia (Yankee)

  2.00%, 11/8/2002                                                                                 200,000,000        200,000,000

Bank of Scotland (London)

  3.51%, 9/4/2002                                                                                  150,000,000        150,002,736

Bank One N.A.

  1.80%, 11/5/2002                                                                                 125,000,000  (a)   125,000,000

Barclays Bank PLC (London)

  1.77%--2.11%, 8/13/2002--4/30/2003                                                               890,000,000        890,076,772

Barclays Bank PLC (Yankee)

  1.80%, 9/13/2002                                                                                 175,000,000  (a)   174,997,938

Bayerische Hypo-und Vereinsbank AG (Yankee)

  1.81%, 10/22/2002                                                                                 75,000,000  (a)    74,998,315

Bayerische Landesbank Girozentrale (London)

  1.97%, 8/30/2002                                                                                 100,000,000         99,997,507

BNP Paribas (London)

  2.05%--2.19%, 10/24/2002--11/5/2002                                                              150,000,000        149,996,293

BNP Paribas (Yankee)

  2.00%--2.37%, 8/27/2002--12/31/2002                                                              700,000,000        699,967,256

Canadian Imperial Bank of Commerce (Yankee)

  2.00%--3.60%, 9/20/2002--3/24/2003                                                               775,000,000        775,086,274

Canadian Imperial Bank of Commerce (Yankee)

  1.81%, 6/23/2003                                                                                 300,000,000  (a)   299,879,016

Commerzbank AG (Yankee)

  2.02%--2.07%, 9/12/2002--12/5/2002                                                               750,000,000        750,056,824

Commerzbank AG (Yankee)

  1.82%, 8/15/2002                                                                                 300,000,000  (a)   299,998,287

Credit Agricole Indosuez S.A. (London)

  2.00%--2.10%, 10/9/2002--7/22/2003                                                               250,000,000        250,139,356

Credit Agricole Indosuez S.A. (Yankee)

  2.15%--2.22%, 10/31/2002--2/20/2003                                                              450,000,000        450,006,556

Deutsche Bank AG (London)

  2.07%, 10/31/2002                                                                                150,000,000        150,025,932

Deutsche Bank AG (Yankee)

  3.59%--3.70%, 8/30/2002--10/4/2002                                                                90,000,000         89,999,929

Dresdner Bank AG (London)

  2.10%, 10/17/2002                                                                                100,000,000        100,000,000

                                                                                                                  The Funds

STATEMENT OF INVESTMENTS (Unaudited) (CONTINUED)

                                                                                                     Principal
DREYFUS CASH MANAGEMENT PLUS, INC. (CONTINUED)                                                      Amount ($)          Value ($)
------------------------------------------------------------------------------------------------------------------------------------

NEGOTIABLE BANK CERTIFICATES OF DEPOSIT (CONTINUED)
--------------------------------------------------------------------------------

First Tennessee Bank N.A.

  1.80%, 8/13/2002                                                                                 150,000,000        150,000,000

Halifax PLC (London)

  2.01%, 8/12/2002                                                                                 300,000,000        300,001,820

Harris Trust & Savings Bank

  2.07%--2.44%, 11/25/2002--8/19/2003                                                              225,000,000        224,983,856

Landesbank Baden-Wuerttemberg (London)

  2.01%--2.10%, 10/17/2002--7/22/2003                                                              275,000,000        275,055,274

Landesbank Baden-Wuerttemberg (Yankee)

  2.42%, 10/4/2002                                                                                  50,000,000         50,014,664

Merita Bank PLC (Yankee)

  2.20%, 11/18/2002                                                                                125,000,000        125,000,000

National Australia Bank Ltd. (London)

  2.00%--2.05%, 3/20/2003--7/23/2003                                                               350,000,000        350,012,115

National City Bank

  2.20%, 12/30/2002                                                                                100,000,000        100,020,506

Nordea Bank Finland PLC (Yankee)

  2.00%--2.47%, 12/27/2002--4/11/2003                                                              250,000,000        249,975,975

Rabobank Nederland (Yankee)

  1.80%--2.56%, 10/17/2002--7/1/2003                                                               300,000,000        299,984,056

Royal Bank of Scotland PLC (Yankee)

  1.80%, 9/9/2002                                                                                  100,000,000        100,000,000

Societe Generale (London)

  2.00%--2.07%, 9/4/2002--10/28/2002                                                               334,000,000        334,007,542

Societe Generale (Yankee)

  2.07%--2.10%, 10/17/2002--12/3/2002                                                              300,000,000        300,000,000

Svenska Handelsbanken (Yankee)

  2.00%--2.02%, 11/8/2002--3/24/2003                                                               450,000,000        450,035,979

Swedbank (London)

  2.03%, 3/21/2003                                                                                 100,000,000        100,000,000

Swedbank (Yankee)

  2.02%--2.50%, 10/17/2002--3/24/2003                                                              300,000,000        300,005,344

Toronto-Dominion Bank (Yankee)

  2.00%--2.56%, 9/4/2002--7/1/2003                                                                 450,000,000        449,972,918

Union Bank of Switzerland (Yankee)

  2.33%, 12/17/2002                                                                                 90,000,000         90,007,852

Westdeutsche Landesbank Girozentrale (Yankee)

  1.93%--2.16%, 10/15/2002--10/16/2002                                                           1,025,000,000      1,025,000,000

Westpac Banking Corp. (Yankee)

  2.30%, 12/30/2002                                                                                 50,000,000         50,002,047

Wilmington Trust Co.

  2.00%, 11/7/2002                                                                                  35,000,000         35,016,809

TOTAL NEGOTIABLE BANK CERTIFICATES OF DEPOSIT

  (cost $12,614,244,236)                                                                                           12,614,244,236


                                                                                                     Principal
DREYFUS CASH MANAGEMENT PLUS, INC. (CONTINUED)                                                      Amount ($)          Value ($)
------------------------------------------------------------------------------------------------------------------------------------

COMMERCIAL PAPER--28.1%
--------------------------------------------------------------------------------

Alliance & Leicester PLC

  2.05%, 10/24/2002                                                                                100,000,000         99,526,333

Allied Irish Banks N.A. Inc.

  1.82%, 9/6/2002                                                                                  100,000,000         99,819,000

Amstel Funding Corp.

  1.83%--1.98%, 8/9/2002--1/24/2003                                                                500,000,000  (b)   497,803,111

Bank of Ireland

  2.00%--2.06%, 8/6/2002--3/14/2003                                                                140,000,000        138,720,217

Barclays U.S. Funding Corp.

  1.80%--1.81%, 8/13/2002--9/6/2002                                                                303,000,000        302,458,200

Bear Stearns Cos. Inc.

  1.82%, 9/3/2002                                                                                  194,000,000        193,678,122

Canadian Imperial Holdings Inc.

  1.80%, 8/13/2002                                                                                   3,000,000          2,998,200

CBA (Delaware) Finance Inc.

  1.81%, 9/9/2002                                                                                  150,000,000        149,707,500

Danske Corp. Inc.

  1.75%, 8/22/2002                                                                                  91,200,000         91,106,900

Den Norske Bank ASA

  1.81%, 9/4/2002                                                                                  100,000,000         99,830,000

Deutsche Bank Financial LLC

  1.84%, 8/1/2002                                                                                  800,000,000        800,000,000

Dexia Delaware LLC

  1.74%, 8/13/2002                                                                                 100,000,000         99,942,000

Dresdner U.S. Finance Inc.

  2.13%, 10/18/2002                                                                                100,000,000         99,542,833

Edison Asset Securitization LLC

  1.96%, 8/23/2002                                                                                 200,000,000  (b)   199,762,889

General Electric Capital Corp.

  1.81%--2.07%, 8/12/2002--1/15/2003                                                             1,500,000,000      1,493,351,250

Greyhawk Funding LLC

  1.81%, 9/3/2002                                                                                   70,000,000  (b)    69,884,500

HVB Finance (Delaware) Inc.

  1.82%--1.90%, 12/27/2002--1/22/2003                                                              361,000,000        358,012,556

ING U.S. Funding LLC

  2.01%, 3/27/2003--3/28/2003                                                                      400,000,000        394,750,250

K2 (USA) LLC

  2.12%, 10/16/2002                                                                                 23,000,000  (b)    22,898,033

Moriarty Ltd.

  1.92%--2.00%, 8/5/2002--8/13/2002                                                                350,000,000  (b)   349,840,167

Nordea North America Inc.

  1.81%, 9/4/2002--9/5/2002                                                                        186,800,000        186,478,100

PB Finance (DE) Inc

  1.81%--2.12%, 8/6/2002--12/12/2002                                                               950,000,000        946,707,847

                                                                                                                  The Funds

STATEMENT OF INVESTMENTS (Unaudited) (CONTINUED)

                                                                                                     Principal
DREYFUS CASH MANAGEMENT PLUS, INC. (CONTINUED)                                                      Amount ($)          Value ($)
------------------------------------------------------------------------------------------------------------------------------------

COMMERCIAL PAPER (CONTINUED)
--------------------------------------------------------------------------------

Pennine Funding LLC

  1.82%--2.12%, 9/6/2002--10/11/2002                                                               350,000,000  (b)   349,086,700

Sanpaolo IMI U.S. Financial Co.

  1.74%--2.00%, 8/23/2002--11/29/2002                                                              200,000,000        198,956,833

Sigma Finance Inc.

  2.12%, 10/10/2002--10/17/2002                                                                     91,000,000  (b)    90,599,017

Societe Generale N.A.

  1.80%--2.12%, 8/13/2002--12/19/2002                                                              303,000,000        300,573,450

Spintab AB

  1.81%, 9/13/2002                                                                                 155,000,000        154,666,093

UBS Finance Delaware LLC

  1.83%, 8/1/2002                                                                                  950,000,000        950,000,000

Wells Fargo & Co.

  1.81%, 8/23/2002                                                                                   3,000,000          2,996,700

Westdeutsche Landesbank Girozentrale

  1.97%, 4/9/2003                                                                                  200,000,000        197,294,778

Wyeth

  1.92%, 8/5/2002                                                                                  100,000,000         99,978,777

TOTAL COMMERCIAL PAPER

  (cost $9,040,970,356)                                                                                             9,040,970,356
------------------------------------------------------------------------------------------------------------------------------------

CORPORATE NOTES--12.0%
--------------------------------------------------------------------------------

Beta Finance Inc.

  3.60%, 8/20/2002                                                                                  90,000,000  (b)    90,000,000

Beta Finance Inc.

  1.83%, 9/16/2002                                                                                 260,000,000  (a,b) 260,000,000

CC (USA) Inc.

  3.60%, 8/20/2002                                                                                  40,000,000  (b)    40,000,000

CC (USA) Inc.

  1.83%, 7/16/2003                                                                                 100,000,000  (a,b) 100,000,000

CSFB Finance B.V.

  1.88%, 9/9/2002                                                                                  171,500,000  (a)   171,500,000

Lehman Brothers Holdings Inc.

  2.70%, 10/1/2002                                                                                  17,500,000         17,620,925

Lehman Brothers Holdings Inc.

  1.87%, 4/4/2003                                                                                   71,570,000  (a)    71,754,056

Links Finance LLC

  2.14%--3.65%, 8/22/2002--2/3/2003                                                                400,000,000  (b)   400,000,706

Merrill Lynch & Co. Inc.

  1.82%--1.83%, 11/13/2002--5/2/2003                                                               565,000,000  (a)   565,062,075

Paradigm Funding LLC

  1.79%--1.81%, 10/11/2002--10/29/2002                                                             450,000,000  (a,b) 450,000,000

Sigma Finance Inc.

  1.90%--2.40%, 10/7/2002--1/8/2003                                                                495,000,000  (b)   495,091,805

Sigma Finance Inc.

  1.84%--1.87%, 8/15/2002--7/25/2003                                                               975,000,000  (a,b) 974,992,821


                                                                                                     Principal
DREYFUS CASH MANAGEMENT PLUS, INC. (CONTINUED)                                                      Amount ($)          Value ($)
------------------------------------------------------------------------------------------------------------------------------------

CORPORATE NOTES (CONTINUED)
--------------------------------------------------------------------------------

Wells Fargo Financial Inc.

  1.85%, 1/10/2003                                                                                 225,000,000  (a)   225,000,000

TOTAL CORPORATE NOTES

  (cost $3,861,022,388)                                                                                             3,861,022,388
------------------------------------------------------------------------------------------------------------------------------------

PROMISSORY NOTES--4.8%
--------------------------------------------------------------------------------

Goldman Sachs Group Inc.

 2.03%-2.35%, 8/19/2002-7/11/2003

  (cost $1,560,000,000)                                                                          1,560,000,000  (c) 1,560,000,000
------------------------------------------------------------------------------------------------------------------------------------

SHORT-TERM BANK NOTES--4.0%
--------------------------------------------------------------------------------

Bank One N.A.

  3.59%, 8/15/2002                                                                                 100,000,000         99,999,625

Bayerische Hypo-und Vereinsbank AG

  1.82%, 11/5/2002                                                                                 100,000,000  (a)    99,997,370

Lasalle National Bank N.A.

  2.65%, 4/22/2003                                                                                 100,000,000         99,992,303

Standard Federal Bank

  2.01%--2.50%, 8/30/2002--10/4/2002                                                               150,000,000        149,998,666

Swedbank

  2.41%, 10/11/2002                                                                                200,000,000        200,000,000

U.S. Bank N.A.

  2.40%--3.45%, 10/1/2002--10/28/2002                                                              325,000,000        325,000,000

U.S. Bank N.A.

  1.79%--1.82%, 11/12/2002--1/17/2003                                                              300,000,000  (a)   299,997,691

TOTAL SHORT-TERM BANK NOTES

  (cost $1,274,985,655)                                                                                             1,274,985,655
------------------------------------------------------------------------------------------------------------------------------------

U.S. GOVERNMENT AGENCIES--.1%
--------------------------------------------------------------------------------

Federal Home Loan Banks, Notes

 2.20%, 8/8/2003

  (cost $50,000,000)                                                                                50,000,000        50,000,000
------------------------------------------------------------------------------------------------------------------------------------

TIME DEPOSITS--11.4%
--------------------------------------------------------------------------------

Bayerische Hypo-und Vereinsbank AG (Grand Cayman)

  1.81%, 8/1/2002                                                                                  400,000,000        400,000,000

Danske Bank A/S (Grand Cayman)

  1.79%, 8/1/2002                                                                                  200,000,000        200,000,000

Fifth Third Bank (Grand Cayman)

  1.78%, 8/1/2002                                                                                  300,000,000        300,000,000

Kredietbank N.V. (KBC) (Grand Cayman)

  1.78%, 8/1/2002                                                                                  200,000,000        200,000,000

Rabobank Nederland (Grand Cayman)

  1.81%, 8/1/2002                                                                                  500,000,000        500,000,000

Regions Bank (Grand Cayman)

  1.75%, 8/1/2002                                                                                  100,000,000        100,000,000

                                                                                                                  The Funds

STATEMENT OF INVESTMENTS (Unaudited) (CONTINUED)

                                                                                                     Principal
DREYFUS CASH MANAGEMENT PLUS, INC. (CONTINUED)                                                      Amount ($)          Value ($)
------------------------------------------------------------------------------------------------------------------------------------

TIME DEPOSITS (CONTINUED)
--------------------------------------------------------------------------------

Royal Bank of Canada (Grand Cayman)

  1.78%, 8/1/2002                                                                                  600,000,000        600,000,000

Societe Generale (Grand Cayman)

  1.81%, 8/1/2002                                                                                  400,000,000        400,000,000

State Street Bank & Trust Co. (Grand Cayman)

  1.67%, 8/1/2002                                                                                  450,000,000        450,000,000

Svenska Handelsbanken (Grand Cayman)

  1.83%, 8/1/2002                                                                                  400,000,000        400,000,000

Wells Fargo Bank N.A. (Grand Cayman)

  1.72%, 8/1/2002                                                                                  129,000,000        129,000,000

TOTAL TIME DEPOSITS

  (cost $3,679,000,000)                                                                                             3,679,000,000
------------------------------------------------------------------------------------------------------------------------------------

TOTAL INVESTMENTS (cost $32,080,222,635)                                                                 99.6%     32,080,222,635

CASH AND RECEIVABLES (NET)                                                                                 .4%        116,730,761

NET ASSETS                                                                                              100.0%     32,196,953,396

(A)  VARIABLE INTEREST RATE--SUBJECT TO PERIODIC CHANGE.

(B)  SECURITIES EXEMPT FROM REGISTRATION UNDER RULE 144A OF THE SECURITIES ACT
OF 1933. THESE SECURITIES MAY BE RESOLD IN TRANSACTIONS EXEMPT FROM
REGISTRATION, NORMALLY TO QUALIFIED INSTITUTIONAL BUYERS. AT JULY 31, 2002,
THESE SECURITIES AMOUNTED TO $4,389,959,749 OR 13.6% OF NET ASSETS.

(C )  THESE NOTES WERE ACQUIRED FOR INVESTMENT AND NOT WITH THE INTENT TO
DISTRIBUTE OR SELL. SECURITIES RESTRICTED AS TO PUBLIC RESALE. THESE SECURITIES
WERE ACQUIRED FROM 1/15/2002 TO 7/16/2002 AT A COST OF PAR VALUE. AT JULY 31,
2002, THE AGGREGATE VALUE OF THESE SECURITIES WAS $1,560,000,000 REPRESENTING
APPROXIMATELY 4.8% OF NET ASSETS AND ARE VALUED AT AMORTIZED COST.

SEE NOTES TO FINANCIAL STATEMENTS.


STATEMENT OF INVESTMENTS

July 31, 2002 (Unaudited)

                                                                             Annualized
                                                                               Yield on
                                                                                Date of           Principal
DREYFUS GOVERNMENT CASH MANAGEMENT                                              Purchase (%)         Amount ($)         Value ($)
------------------------------------------------------------------------------------------------------------------------------------

U.S. TREASURY NOTES--.8%
--------------------------------------------------------------------------------

  5.750%, 10/31/2002                                                                 2.19            20,000,000        20,166,951

  5.625%, 11/30/2002                                                                 2.35            10,000,000        10,104,100

  5.625%, 12/31/2002                                                                 2.01            75,000,000        76,082,148

TOTAL U.S.TREASURY NOTES

  (cost $106,353,199)                                                                                                 106,353,199
------------------------------------------------------------------------------------------------------------------------------------

U.S. GOVERNMENT AGENCIES--99.6%
--------------------------------------------------------------------------------

Federal Farm Credit Banks, Consolidated Systemwide Medium Term Notes

  9/5/2002                                                                           1.75   (a)     150,000,000       149,997,223

  10/30/2002                                                                         1.73   (a)      50,000,000        50,003,271

  1/21/2003                                                                          1.75   (a)      50,000,000        50,000,000

  6/2/2003                                                                           1.75   (a)     250,000,000       249,949,201

  9/25/2003                                                                          1.81   (a)      50,000,000        49,976,971

Federal Farm Credit Banks, Consolidated Systemwide Notes

  10/22/2002                                                                         2.36            96,625,000        96,625,000

  11/1/2002                                                                          2.20           100,000,000       100,000,456

Federal Home Loan Banks, Discount Notes

  8/6/2002                                                                           3.51            50,000,000        49,999,786

  8/12/2002                                                                          3.53            17,717,000        17,698,486

  8/20/2002                                                                          3.52           126,850,000       126,847,369

  8/30/2002                                                                          3.51            52,825,000        52,680,744

  10/11/2002                                                                         2.00           100,000,000        99,609,500

  10/17/2002                                                                         2.30            54,668,000        54,404,910

  11/14/2002                                                                         2.29            58,088,000        57,708,492

  11/21/2002                                                                         1.97           200,000,000       198,786,667

  11/22/2002                                                                         2.03           100,000,000        99,369,083

  12/17/2002                                                                         2.42           150,000,000       149,993,836

  12/27/2002                                                                         2.12             5,000,000         4,957,244

  1/8/2003                                                                           1.77            86,795,000        86,116,070

  2/5/2003                                                                           2.25            50,000,000        49,997,934

  6/5/2003                                                                           2.54           100,000,000        99,997,468

  7/22/2003                                                                          2.19           250,000,000       249,911,015

Federal Home Loan Banks, Floating Rate Notes

  8/23/2002                                                                          1.75   (a)     200,000,000       199,998,981

  12/12/2002                                                                         1.77   (a)     150,000,000       149,978,586

  12/27/2002                                                                         1.78   (a)      75,000,000        74,988,084

  2/3/2003                                                                           1.77   (a)     100,000,000       100,000,000

  3/20/2003                                                                          1.77   (a)     225,000,000       224,968,787

  3/24/2003                                                                          1.74   (a)     100,000,000        99,986,979

  5/9/2003                                                                           1.74   (a)     400,000,000       400,007,565

  6/27/2003                                                                          1.77   (a)     150,000,000       149,966,517

  10/24/2003                                                                         1.70   (a)     350,000,000       350,000,000

Federal Home Loan Banks, Notes

  8/1/2002                                                                           1.72         1,120,000,000     1,120,000,000

  8/15/2002                                                                          3.53            56,515,000        56,566,592

  10/18/2002                                                                         2.39           100,000,000       100,004,488

  10/29/2002                                                                         2.32            50,000,000        50,001,951

  11/15/2002                                                                         1.89            75,000,000        75,937,057

  1/13/2003                                                                          2.18            54,365,000        55,044,916

  1/29/2003                                                                          2.20           100,000,000       100,000,000

  2/7/2003                                                                           2.23            28,000,000        28,001,621

                                                                                                                  The Funds

STATEMENT OF INVESTMENTS (Unaudited) (CONTINUED)

                                                                               Annualized
                                                                                Yield on
                                                                                 Date of          Principal
DREYFUS GOVERNMENT CASH MANAGEMENT (CONTINUED)                                  Purchase (%)         Amount ($)         Value ($)
------------------------------------------------------------------------------------------------------------------------------------

U.S. GOVERNMENT AGENCIES (CONTINUED)
--------------------------------------------------------------------------------

Federal Home Loan Banks, Notes (continued)

  2/28/2003                                                                          2.32            67,045,000        67,654,378

  8/8/2003                                                                           2.20           150,000,000       150,000,000

  8/13/2003                                                                          2.10           165,450,000       165,450,000

  8/20/2003                                                                          1.94           120,000,000       120,000,000

Federal Home Loan Mortgage Corporation, Discount Notes

  8/15/2002                                                                          3.50           115,000,000       114,848,548

  8/21/2002                                                                          3.25            50,000,000        49,912,500

  9/25/2002                                                                          1.89            80,137,000        79,908,053

  10/10/2002                                                                         2.06            25,000,000        24,900,833

  11/7/2002                                                                          2.13           215,000,000       213,770,917

  12/6/2002                                                                          1.95           241,296,000       239,652,495

  12/13/2002                                                                         2.02           150,000,000       148,883,333

  12/20/2002                                                                         2.66            15,000,000        14,997,103

  12/23/2002                                                                         2.06            24,000,000        23,806,080

  12/27/2002                                                                         1.92           300,000,000       297,656,667

  1/2/2003                                                                           2.27            50,000,000        49,525,167

Federal Home Loan Mortgage Corporation, Notes

  10/15/2002                                                                         2.02            25,000,000        25,210,516

  2/15/2003                                                                          2.01           178,933,000       183,634,433

  3/15/2003                                                                          2.19            20,000,000        20,295,471

  7/15/2003                                                                          1.88            22,000,000        22,771,409

Federal National Mortgage Association, Discount Notes

  8/9/2002                                                                           3.50           120,150,000       120,059,754

  8/23/2002                                                                          3.25            50,000,000        49,903,750

  9/20/2002                                                                          2.44            50,000,000        49,834,722

  9/24/2002                                                                          1.89            40,000,000        39,887,800

  10/2/2002                                                                          2.06           182,500,000       181,857,826

  10/16/2002                                                                         2.01           200,000,000       199,159,778

  10/18/2002                                                                         1.83           100,000,000        99,605,667

  10/30/2002                                                                         1.97           155,000,000       154,248,250

  12/20/2002                                                                         2.00           200,000,000       198,449,000

  12/27/2002                                                                         1.94           300,000,000       297,632,000

  2/3/2003                                                                           2.16           100,000,000        98,899,500

  4/4/2003                                                                           2.61           100,000,000        98,264,333

  5/30/2003                                                                          1.90           255,000,000       250,999,758

  6/27/2003                                                                          2.04            50,000,000        49,083,333

Federal National Mortgage Association, Floating Rate Notes

  8/20/2002                                                                          1.73   (a)     200,000,000       200,000,000

  1/3/2003                                                                           1.77   (a)     705,000,000       704,949,309

  1/10/2003                                                                          1.75   (a)     150,000,000       150,000,000

  4/3/2003                                                                           1.72   (a)     200,000,000       199,993,597

  5/7/2003                                                                           1.74   (a)     100,000,000        99,983,566

  7/22/2003                                                                          1.75   (a)     100,000,000        99,990,247

  9/19/2003                                                                          1.80   (a)     300,000,000       299,880,303

Federal National Mortgage Association, Notes

  8/15/2002                                                                          3.51            35,610,000        35,652,795

  10/15/2002                                                                         1.90           281,213,000       283,719,052

  2/14/2003                                                                          2.19           201,195,000       204,136,999


                                                                               Annualized
                                                                                 Yield on
                                                                                Date of               Principal
DREYFUS GOVERNMENT CASH MANAGEMENT (CONTINUED)                                  Purchase (%)         Amount ($)         Value ($)
------------------------------------------------------------------------------------------------------------------------------------

U.S. GOVERNMENT AGENCIES (CONTINUED)
--------------------------------------------------------------------------------

Student Loan Marketing Association, Discount Notes

  9/18/2002                                                                          1.90            50,000,000        49,874,667

  2/4/2003                                                                           2.28            90,000,000        88,950,722

  2/7/2003                                                                           2.29            26,000,000        25,691,250

  5/6/2003                                                                           2.34            22,000,000        21,610,954

  5/27/2003                                                                          2.32            16,505,000        16,193,821

  7/8/2003                                                                           2.07            46,000,000        45,115,484

Student Loan Marketing Association, Floating Rate Notes

  1/27/2003                                                                          1.75   (a)     100,000,000       100,000,000

  2/13/2003                                                                          1.78   (a)     300,000,000       299,943,014

  4/25/2003                                                                          1.74   (a)     250,000,000       249,977,767

Student Loan Marketing Association, Notes

  1/27/2003                                                                          2.20            38,400,000        38,400,000

TOTAL U.S. GOVERNMENT AGENCIES

  (cost $12,594,909,771)                                                                                           12,594,909,771
------------------------------------------------------------------------------------------------------------------------------------

REPURCHASE AGREEMENT--1.6%
--------------------------------------------------------------------------------

Goldman Sachs & Co.

 dated 7/31/2002, due 8/1/2002 in the amount of $199,007,186

 (fully collateralized by $36,677,000 U.S.Treasury Notes, 5.25% due

 5/15/2004 and $121,086,000 U.S. Treasury Bonds, 8.875%--10.75%

 due from 8/15/2005 to 8/15/2017, value $202,980,347)

  (cost $199,000,000)                                                                1.30           199,000,000       199,000,000
------------------------------------------------------------------------------------------------------------------------------------

TOTAL INVESTMENTS

  (cost $12,900,262,970)                                                                                 102.0%    12,900,262,970

  LIABILITIES, LESS CASH AND RECEIVABLES                                                                  (2.0%)    (258,371,221)

  NET ASSETS                                                                                             100.0%    12,641,891,749

(A)  VARIABLE INTEREST--RATE SUBJECT TO PERIODIC CHANGE.

SEE NOTES TO FINANCIAL STATEMENTS.

                                                                 The Funds

STATEMENT OF INVESTMENTS

July 31, 2002 (Unaudited)

                                                                             Annualized
                                                                               Yield on
                                                                                Date of               Principal
DREYFUS GOVERNMENT PRIME CASH MANAGEMENT                                       Purchase (%)          Amount ($)         Value ($)
------------------------------------------------------------------------------------------------------------------------------------

U.S. TREASURY BILLS--11.1%
--------------------------------------------------------------------------------

  8/1/2002                                                                           1.66            45,000,000        45,000,000

  8/22/2002                                                                          1.84            50,000,000        49,946,917

  11/7/2002                                                                          1.84            25,000,000        24,875,799

TOTAL U.S. TREASURY BILLS

  (cost $119,822,716)                                                                                                 119,822,716
------------------------------------------------------------------------------------------------------------------------------------

U.S. TREASURY NOTES--7.1%
--------------------------------------------------------------------------------

 5.625%, 11/30/2002

  (cost $75,858,070)                                                                 2.10            75,000,000        75,858,070
------------------------------------------------------------------------------------------------------------------------------------

U.S. GOVERNMENT AGENCIES--85.4%
--------------------------------------------------------------------------------

Federal Farm Credit Banks, Consolidated Systemwide Discount Notes

  8/6/2002                                                                           1.71           100,000,000        99,976,250

  8/12/2002                                                                          1.74            15,000,000        14,992,071

  8/26/2002                                                                          1.74            26,925,000        26,892,653

  10/7/2002                                                                          2.01            36,000,000        35,866,670

Federal Farm Credit Banks, Consolidated Systemwide Floating Rate Notes

  6/30/2003                                                                          1.77   (a)      25,000,000        25,000,000

  9/25/2003                                                                          1.81   (a)     100,000,000        99,953,942

Federal Home Loan Banks, Discount Notes

  8/7/2002                                                                           1.72            25,000,000        24,992,833

  8/21/2002                                                                          1.72            50,000,000        49,952,222

  10/11/2002                                                                         2.00            13,339,000        13,286,911

  11/8/2002                                                                          2.31            25,655,000        25,495,554

  7/22/2003                                                                          2.19            10,000,000         9,996,440

Federal Home Loan Banks, Floating Rate Notes

  12/27/2002                                                                         1.78   (a)      50,000,000        49,992,056

  3/20/2003                                                                          1.77   (a)      25,000,000        24,996,532

Federal Home Loan Banks, Notes

  8/15/2002                                                                          3.53             6,150,000         6,155,635

  9/4/2002                                                                           3.39             6,500,000         6,500,194

  2/28/2003                                                                          2.50            25,000,000        25,346,586

  8/13/2003                                                                          2.10            25,000,000        25,000,000

  8/20/2003                                                                          1.94            15,000,000        15,000,000

Student Loan Marketing Association, Discount Notes

  8/1/2002                                                                           1.72           174,226,000       174,226,000

  2/7/2003                                                                           2.24            36,000,000        35,582,000

Student Loan Marketing Association, Floating Rate Notes

  2/13/2003                                                                          1.78   (a)      25,000,000        24,994,854

Student Loan Marketing Association, Notes

  1/27/2003                                                                          2.20             5,000,000         5,000,000


                                                                                Annualized
                                                                                  Yield on
                                                                                   Date of            Principal
DREYFUS GOVERNMENT PRIME CASH MANAGEMENT (CONTINUED)                           Purchase (%)          Amount ($)         Value ($)
------------------------------------------------------------------------------------------------------------------------------------

U.S. GOVERNMENT AGENCIES (CONTINUED)
--------------------------------------------------------------------------------

Tennessee Valley Authority, Discount Notes

  9/13/2002                                                                          1.69            75,000,000        74,848,604

Tennessee Valley Authority, Notes

  9/24/2002                                                                          3.39            23,870,000        23,952,421

TOTAL U.S. GOVERNMENT AGENCIES

  (cost $918,000,428)                                                                                                 918,000,428
------------------------------------------------------------------------------------------------------------------------------------

TOTAL INVESTMENTS (cost $1,113,681,214)                                                                  103.6%     1,113,681,214

LIABILITIES, LESS CASH AND RECEIVABLES                                                                   (3.6%)      (38,768,301)

NET ASSETS                                                                                               100.0%     1,074,912,913

(A)  VARIABLE INTEREST RATE--SUBJECT TO PERIODIC CHANGE.

SEE NOTES TO FINANCIAL STATEMENTS.

                                                                 The Funds

STATEMENT OF INVESTMENTS

July 31, 2002 (Unaudited)

                                                                                 Annualized
                                                                                  Yield on
                                                                                   Date of            Principal
DREYFUS TREASURY CASH MANAGEMENT                                               Purchase (%)          Amount ($)         Value ($)
------------------------------------------------------------------------------------------------------------------------------------

U.S. TREASURY BILLS--35.3%
--------------------------------------------------------------------------------

  8/1/2002                                                                           1.68           629,000,000       629,000,000

  8/15/2002                                                                          1.83           400,000,000       399,717,667

  8/22/2002                                                                          1.84            50,000,000        49,946,917

  9/12/2002                                                                          1.76           150,000,000       149,693,750

  11/7/2002                                                                          1.85           100,000,000        99,501,833

  11/14/2002                                                                         1.88           100,000,000        99,456,042

  12/5/2002                                                                          1.86           200,000,000       198,712,000

  12/19/2002                                                                         1.75           100,000,000        99,327,222

  12/26/2002                                                                         1.65            50,000,000        49,665,167

TOTAL U.S. TREASURY BILLS

  (cost $1,775,020,598)                                                                                             1,775,020,598
------------------------------------------------------------------------------------------------------------------------------------

U.S. TREASURY NOTES--20.2%
--------------------------------------------------------------------------------

  6.125%, 8/31/2002                                                                  3.22           150,000,000       150,365,574

  6.25%, 8/31/2002                                                                   3.37            50,000,000        50,117,172

  5.875%, 9/30/2002                                                                  2.38            50,000,000        50,276,529

  5.75%, 10/31/2002                                                                  2.18            50,000,000        50,417,817

  5.625%, 11/30/2002                                                                 2.21           200,000,000       202,192,482

  5.75%, 11/30/2002                                                                  1.97            75,000,000        75,924,968

  5.625%, 12/31/2002                                                                 1.94            75,000,000        76,106,619

  5.50%, 1/31/2003                                                                   1.84            50,000,000        50,871,899

  5.50%, 3/31/2003                                                                   1.98           100,000,000       102,251,973

  5.50%, 5/31/2003                                                                   1.95           100,000,000       102,871,953

  3.875%, 7/31/2003                                                                  1.73           100,000,000       102,016,219

TOTAL U.S. TREASURY NOTES

  (cost $1,013,413,205)                                                                                             1,013,413,205
------------------------------------------------------------------------------------------------------------------------------------

REPURCHASE AGREEMENTS--44.4%
--------------------------------------------------------------------------------

ABN AMRO Inc.

 dated 7/31/2002, due 8/1/2002 in the amount

 of $450,022,125 (fully collateralized by

 $424,899,000 U.S. Treasury Bonds, 5.375%-6.25%,

  due from 5/15/2030-2/15/2031, value $459,000,050)                                  1.77           450,000,000       450,000,000

Barclays Capital Inc.

 dated 7/31/2002, due 8/1/2002 in the amount

 of $415,018,099 (fully collateralized by

 $395,581,000 U.S. Treasury Bonds, 3.00%-3.875%,

  due from 1/15/2009 to 7/15/2012, value $423,301,745)                               1.57           415,000,000       415,000,000

Goldman, Sachs & Co.

 dated 7/31/2002, due 8/1/2002 in the amount

 of $442,019,294 (fully collateralized by

 $304,012,000 U.S. Treasury Bonds, 3.50%-11.875%,

 due from 11/15/2003 to 8/15/2027 and $60,669,000 U.S. Treasury Bills,

  due from 9/19/2002 to 9/26/2002, value $450,840,271)                               1.57           442,000,000       442,000,000


                                                                                Annualized
                                                                                  Yield on
                                                                                   Date of            Principal
DREYFUS TREASURY CASH MANAGEMENT (CONTINUED)                                   Purchase (%)          Amount ($)         Value ($)
------------------------------------------------------------------------------------------------------------------------------------

REPURCHASE AGREEMENTS (CONTINUED)
--------------------------------------------------------------------------------

Morgan Stanley Dean Witter & Co.

 dated 7/31/2002, due 8/1/2002 in the amount

 of $200,009,722 (fully collateralized by

 $196,010,000 U.S. Treasury Notes, 5.50%,

  due 5/31/2003, value $203,987,607)                                                 1.75           200,000,000       200,000,000

UBS Warburg, Inc.

 dated 7/31/2002, due 8/1/2002 in the amount

 of $222,011,038 (fully collateralized by

 $220,644,000 U.S. Treasury Notes, 5.50%-6.375%,

  due from 8/15/2002 to 1/31/2003, value $226,442,770)                               1.79           222,000,000       222,000,000

Westdeutsche Landesbank Girozentrale

 dated 7/31/2002, due 8/1/2002 in the amount

 of $500,024,861 (fully collateralized by

 $490,241,000 U.S. Treasury Notes, 2.875%-3.25%,

 due from 12/31/2003 to 6/30/2004

 and $8,751,000 U.S. Treasury Bonds, 9.25%

  due 2/15/2016, value $509,950,200)                                                 1.79           500,000,000       500,000,000

TOTAL REPURCHASE AGREEMENTS

  (cost $2,229,000,000)                                                                                             2,229,000,000
------------------------------------------------------------------------------------------------------------------------------------

TOTAL INVESTMENTS (cost $5,017,433,803)                                                                   99.9%     5,017,433,803

CASH AND RECEIVABLES (NET)                                                                                  .1%         6,483,472

NET ASSETS                                                                                               100.0%     5,023,917,275

SEE NOTES TO FINANCIAL STATEMENTS.

                                                                 The Funds

STATEMENT OF INVESTMENTS

July 31, 2002 (Unaudited)

                                                                                 Annualized
                                                                                   Yield on
                                                                                    Date of           Principal
DREYFUS TREASURY PRIME CASH MANAGEMENT                                          Purchase (%)         Amount ($)         Value ($)
------------------------------------------------------------------------------------------------------------------------------------

U.S. TREASURY BILLS--88.2%
--------------------------------------------------------------------------------

  8/1/2002                                                                           1.72           281,224,000       281,224,000

  8/8/2002                                                                           1.71           411,443,000       411,306,758

  8/15/2002                                                                          1.72           358,356,000       358,117,434

  8/22/2002                                                                          1.81           451,256,000       450,784,364

  8/29/2002                                                                          1.78           280,000,000       279,614,397

  9/5/2002                                                                           1.70            88,854,000        88,707,873

  9/12/2002                                                                          1.70           123,392,000       123,148,615

  9/19/2002                                                                          1.67            49,695,000        49,582,379

  9/26/2002                                                                          1.67            98,938,000        98,682,103

  10/3/2002                                                                          1.95           358,374,000       357,162,512

  10/10/2002                                                                         1.78           254,174,000       253,301,245

  10/17/2002                                                                         1.86           228,661,000       227,757,422

  10/24/2002                                                                         1.66           146,514,000       145,948,181

  10/31/2002                                                                         1.69           150,000,000       149,361,104

  11/7/2002                                                                          1.83           150,000,000       149,258,194

  11/14/2002                                                                         1.67            25,000,000        24,878,958

  12/5/2002                                                                          1.86           250,000,000       248,390,000

  12/26/2002                                                                         1.65           250,000,000       248,325,833

  1/16/2003                                                                          1.69           100,000,000        99,218,333

  1/23/2003                                                                          1.69           250,000,000       247,964,410

  1/30/2003                                                                          1.69           150,000,000       148,726,000

TOTAL U.S. TREASURY BILLS

  (cost $4,441,460,115)                                                                                             4,441,460,115
------------------------------------------------------------------------------------------------------------------------------------

U.S. TREASURY NOTES--17.6%
--------------------------------------------------------------------------------

  6.125%, 8/31/2002                                                                  3.28           100,000,000       100,233,045

  6.25%, 8/31/2002                                                                   3.35            30,000,000        30,073,621

  6%, 9/30/2002                                                                      3.22            50,000,000        50,209,517

  5.75%, 10/31/2002                                                                  2.05           225,000,000       226,971,611

  5.625%, 11/30/2002                                                                 1.85           280,000,000       283,423,632

  5.625%, 12/31/2002                                                                 2.03           100,000,000       101,435,415

  5.50%, 5/31/2003                                                                   1.73            90,000,000        92,754,688

TOTAL U.S. TREASURY NOTES

  (cost $885,101,529)                                                                                                 885,101,529
------------------------------------------------------------------------------------------------------------------------------------

TOTAL INVESTMENTS (cost $5,326,561,644)                                                                  105.8%     5,326,561,644

LIABILITIES LESS, CASH AND RECEIVABLES                                                                   (5.8%)    (294,213,136 )

NET ASSETS                                                                                               100.0%     5,032,348,508

SEE NOTES TO FINANCIAL STATEMENTS.


STATEMENT OF INVESTMENTS

July 31, 2002 (Unaudited)

                                                                                                     Principal
DREYFUS MUNICIPAL CASH MANAGEMENT PLUS                                                              Amount ($)          Value ($)
--------------------------------------------------------------------------------

TAX EXEMPT INVESTMENTS--100.6%
--------------------------------------------------------------------------------

ARIZONA--2.5%

Maricopa County Industrial Development Authority, MFHR, Refunding, VRDN
  (San Martin Apartments Project) 1.65% (Liquidity Facility; FNMA)                                   6,500,000  (a)     6,500,000

Phoenix Civic Improvement Corporation, Airport Revenue, VRDN, Merlots Program
  1.51% (Insured; FGIC and Liquidity Facility; Wachovia Bank)                                        4,740,000  (a)     4,740,000

CALIFORNIA--.9%

California Higher Education Loan Authority, Inc., Student Loan Revenue
  2.70%, 7/1/2003 (LOC; Student Loan Marketing Association)                                          4,000,000          4,000,000

COLORADO--.6%

City and County of Denver, Airport Revenue

  7.25%, 11/15/2002                                                                                  2,750,000  (b)     2,850,895

DELAWARE--3.1%

Delaware Economic Development Authority, VRDN:

 IDR, Refunding

    (Star Enterprise Project)

    1.60% (LOC; Motiva Enterprises LLC)                                                             10,000,000  (a)    10,000,000

  Private Schools Revenue

    (St. Anne's Episcopal School Project)

    1.55% (LOC; Wilmington Trust Co.)                                                                4,000,000  (a)     4,000,000

DISTRICT OF COLUMBIA--2.2%

District of Columbia, College and University Revenue

 VRDN  (George Washington University)

  1.30% (Insured; MBIA and Liquidity Facility; Bank of America)                                      1,700,000  (a)     1,700,000

District of Columbia National Academy of Science, Revenue

 CP 1.30%, 11/15/2002 (Insured; AMBAC and Liquidity

  Facility; Nationsbank N.A.)                                                                        8,000,000          8,000,000

FLORIDA--2.4%

Orange County Industrial Development Authority, IDR, VRDN
  (Central Florida YMCA Project) 1.50% (LOC; Bank of America)                                        5,000,000  (a)     5,000,000

St Lucie County, Revenues, VRDN (Sage Living Center Project)

  1.49% (LOC; Regions Bank)                                                                          6,000,000  (a)     6,000,000

GEORGIA--2.5%

Georgia Municipal Association, Inc., LR, COP

 (City Court of Atlanta Project)

  4%, 12/1/2002 (Insured; AMBAC)                                                                     1,360,000          1,368,971

Georgia Road and Thruway Authority, Highway

  Tolls Revenue, BAN 2.75%, 11/20/2002                                                               5,000,000          5,000,000

Gwinnett County School District, GO Notes

  Construction Sales Tax Notes 2.50%, 12/27/2002                                                     5,000,000          5,017,714

ILLINOIS--7.3%

City of Chicago, GO Notes, VRDN

 1.45% (Insured; FGIC and Liquidity Facility;

  Landesbank Baden-Wurttmberg)                                                                      13,000,000  (a)    13,000,000

State of Illinois, GO Notes, VRDN, Merlots Program
  1.46% (Insured; FGIC and Liquidity Facility; Wachovia Bank)                                        3,600,000  (a)     3,600,000

Illinois Health Facilities Authority, Revenues:

  (Evanston Hospital) 1.60%, 9/19/2002                                                               5,000,000          5,000,000

  (Evanston Northwestern Corp.) 1.60%, 11/29/2002                                                    3,000,000          3,000,000

Upper Illinois River Valley Development Authority, SWDR, VRDN
  (Exolon-Eskco Company Project) 1.60% (LOC; Fleet National Bank)                                    8,405,000  (a)     8,405,000

                                                                                                                  The Funds

STATEMENT OF INVESTMENTS (Unaudited) (CONTINUED)

                                                                                                     Principal
DREYFUS MUNICIPAL CASH MANAGEMENT PLUS (CONTINUED)                                                  Amount ($)          Value ($)
--------------------------------------------------------------------------------

TAX EXEMPT INVESTMENTS (CONTINUED)
--------------------------------------------------------------------------------

INDIANA--3.4%

Indiana Bond Bank, Revenue, Advance Funding Program

  2.25%, 1/22/2003                                                                                   1,500,000          1,503,283

Indianapolis Local Public Improvement Bond Bank

  Revenue 2.375%, 1/9/2003                                                                           3,000,000          3,011,730

Indiana Educational Facilities Authority, College and University Revenue
  VRDN (Martin University Project) 1.55% (LOC; Key Bank)                                             3,500,000  (a)     3,500,000

Indiana Toll Road Commission, Toll Road Revenue, VRDN

  Merlots Program 1.46% (Liquidity Facility; Wachovia Bank)                                          3,540,000  (a,b)   3,540,000

St. Joseph County Health Care Facility, Revenue, VRDN

  (South Bend Medical Foundation Project) 1.55% (LOC; Key Bank)                                      3,600,000  (a)     3,600,000

IOWA--.3%

Iowa Higher Education Loan Authority, College and University
  Revenue (Morningside College) 3%, 5/23/2003 (LOC; U.S. Bancorp)                                    1,500,000          1,510,681

KANSAS--1.5%

Mission, MFHR, Refunding, VRDN (The Falls Apartments Project)

  1.56% (Liquidity Facility; FNMA)                                                                   3,350,000  (a)     3,350,000

Unified Government of Wyandotte County/Kansas City

  GO Notes 1.65%, 11/1/2002                                                                          3,301,496          3,301,062

LOUISIANA--4.3%

State of Louisiana, GO Notes, Refunding

  6%, 8/1/2002 (Insured; FGIC)                                                                       1,100,000          1,100,000

Louisiana Local Government Environmental Facilities and Community
  Development Authority,  Revenue, VRDN, LCDA Loan Financing Program
  1.80% (GIC; CDC Funding and Liquidity Facility: AmSouth and Banque Paribas)                        4,500,000  (a)     4,500,000

Louisiana Public Facilities Authority, HR, VRDN

  Hospital Equipment Financing and Refunding Program
  1.38% (LOC; Bank One Corp.)                                                                       13,600,000  (a)    13,600,000

MAINE--2.0%

City of Auburn, Obligation Securities Revenue, VRDN

  (J&A Properties) 1.55% (LOC; Citizens Bank of Massachusetts)                                       3,230,000  (a)     3,230,000

Maine Finance Authority, Private Schools Revenue, VRDN

  (Kents Hill School) 1.60% (LOC; Allied Irish Banks)                                                6,000,000  (a)     6,000,000

MARYLAND--1.9%

Baltimore County, EDR, VRDN

  (Art Litho Co. Project) 1.85% (LOC; Allied Irish Banks)                                            6,000,000  (a)     6,000,000

Maryland Economic Development Corporation, Revenue, Refunding, VRDN
  (United Cerebral Palsy Project) 1.64% (LOC; Allfirst Bank)                                         2,459,500  (a)     2,459,500

MASSACHUSETTS--.8%

City of Medway, GO Notes, BAN

  2.25%, 4/25/2003 (Insured; AMBAC)                                                                  3,606,712          3,626,769

MICHIGAN--8.4%

Detroit Downtown Development Authority, Revenue, Refunding, VRDN
  (Millender Center Project) 1.50% (LOC; HSBC Bank USA)                                              4,200,000  (a)     4,200,000

Lake St. Clair Shores Drain District, GO Notes, VRDN

  1.54% (Liquidity Facility; Comerica Bank)                                                          2,775,000  (a)     2,775,000

Michigan Higher Education Student Loan Authority, Student Loan Revenue
  Refunding, VRDN 1.41% (Insured; AMBAC and Liquidity Facility; Lloyds TSB Bank)                    10,000,000  (a)    10,000,000

Michigan Hospital Finance Authority, Revenues, VRDN

  Healthcare Equipment Loan Program 1.52% (LOC; Standard Federal Bank)                               5,000,000  (a)     5,000,000



                                                                                                      Principal
DREYFUS MUNICIPAL CASH MANAGEMENT PLUS (CONTINUED)                                                   Amount ($)         Value ($)
--------------------------------------------------------------------------------

TAX EXEMPT INVESTMENTS (CONTINUED)
--------------------------------------------------------------------------------

MICHIGAN (CONTINUED)

Michigan Housing Development Authority, Rental Housing Revenue, VRDN

  1.50% (Insured; MBIA and Liquidity Facility; Landesbank Hessen-Thuringen Girozentrale)            10,500,000  (a)    10,500,000

Michigan Strategic Fund, LOR, VRDN:

  (Peckham Vocational Industries Project) 1.59% (LOC; Michigan National Bank)                        2,975,000  (a)     2,975,000

  (PFG Enterprises Inc. Project) 1.64% (LOC; Huntington NB)                                          2,635,000  (a)     2,635,000

MINNESOTA--0.0%

Minneapolis and Saint Paul Housing and Redevelopment Authority
  Health Care Systems Revenue, Refunding, VRDN (Children's Health Care)
  1.50% (Insured; FSA and Liquidity Facility; Wells Fargo Bank)                                        100,000  (a)       100,000

MISSOURI--2.0%

Missouri Health and Educational Facilities Authority, School District Revenue
  Advanced Funding Program (Bayless School District) 3%, 10/21/2002                                    970,000            971,585

Saint Charles County Industrial Development Authority, Industrial Revenue
  Refunding, VRDN (Country Club Apartments Project) 1.46% (LOC; LaSalle Bank)                        5,000,000  (a)     5,000,000

St. Louis Industrial Development Authority, Elderly Housing Revenue
  VRDN (Homer G. Phillips Project) 1.65% (LOC; U.S. Bank N.A.)                                       3,100,000  (a)     3,100,000

NEW HAMPSHIRE--2.7%

Durham, GO Notes, TAN 2.20%, 12/31/2002                                                              8,075,000          8,090,499

Rockingham County, GO Notes, TAN 3%, 12/31/2002                                                      4,000,000          4,013,425

NEW JERSEY--1.1%

Mercer County, GO Notes, BAN 2.65%, 11/20/2002                                                       5,000,000          5,019,905

NEW MEXICO--1.1%

Las Cruces School District Number 002, GO Notes

  4.25%, 8/1/2002 (Insured; MBIA)                                                                    3,850,000          3,850,000

New Mexico Hospital Equipment Loan Council, Revenues
  VRDN, Pooled Loan Program 1.80% (GIC; CDC Funding Corp.
  and Liquidity Facility; Landesbank Hessen-Thuringen Girozentrale)                                  1,300,000  (a)     1,300,000

NEW YORK--2.8%

Monroe County, GO Notes, RAN 2.50%, 4/15/2003                                                        2,500,000          2,517,450

New York City Municipal Water Finance Authority, Revenue, CP 1.40%, 9/26/2002

  (LOC: Bank of Nova Scotia, Commerzbank and Toronto Dominion Bank)                                 10,000,000         10,000,000

OHIO--2.7%

Ohio Water Development Authority, VRDN:

  Pollution Control Facilities Revenue, Refunding (Duquesne Light Co.)
    1.45% (Insured; AMBAC and Liquidity Facility; The Bank of New York)                              5,000,000  (a)     5,000,000

  Solid Waste Facilities Revenue (Pel Technologies Project) 1.60% (LOC; Key Bank)                    7,000,000  (a)     7,000,000

PENNSYLVANIA--10.4%

Cumberland County, GO Notes, VRDN 1.52% (Insured; AMBAC
  and Liquidity Facility; First Union Bank)                                                          4,555,000  (a)     4,555,000

East Hempfield Township Industrial Development Authority, Revenues
  VRDN (Menomite Home Project) 1.52% (LOC; Northern Trust Co.)                                       2,000,000  (a)     2,000,000

Emmaus General Authority, Revenue, VRDN:

  1.35%, Series D (GIC; Goldman Sachs & Co.)                                                         3,700,000  (a)     3,700,000

  1.35%, Series E (GIC; Goldman Sachs & Co.)                                                         3,000,000  (a)     3,000,000

  Local Government Pool Program:

    1.35%, Series E-18 (LOC; Kredietbank NA Finance Corp.)                                           5,000,000  (a)     5,000,000

    1.35%, Series H-18 (LOC; Kredietbank NA Finance Corp.)                                           1,300,000  (a)     1,300,000

  (South York County School District)

    1.35% (LOC; Kredietbank NA Finance Corp.)                                                        1,400,000  (a)     1,400,000

                                                                                                                  The Funds

STATEMENT OF INVESTMENTS (Unaudited) (CONTINUED)

                                                                                                     Principal
DREYFUS MUNICIPAL CASH MANAGEMENT PLUS (CONTINUED)                                                  Amount ($)          Value ($)
------------------------------------------------------------------------------------------------------------------------------------

TAX EXEMPT INVESTMENTS (CONTINUED)
--------------------------------------------------------------------------------

PENNSYLVANIA (CONTINUED)

Lancaster County, GO Notes, VRDN

  1.52% (Insured; FGIC and Liquidity Facility; FGIC)                                                 3,000,000  (a)     3,000,000

Langhorne Manor Borough Higher Education and Health Authority, Revenues, VRDN

  (Heritage Towers Project) 1.50% (LOC; Fleet National Bank)                                         4,500,000  (a)     4,500,000

Montgomery County Industrial Development Authority, PCR, CP (Exelon Project)

  1.35%, 11/7/2002 (LOC; Bank One Corp.)                                                             3,000,000          3,000,000

Pennsylvania Higher Educational Assistance Agency

 Student Loan Revenue:

    Refunding 2.35%, 7/1/2003 (Insured; FSA and Liquidity Facility: Bayerische Landesbank,
      Lloyds TSB Bank, State Street Bank and Trust Co. and Westdeutsche Landesbank)                  5,000,000          5,013,470

    VRDN, Merlots Program 1.51% (Insured; FSA and LOC; Wachovia Bank)                                3,300,000  (a)     3,300,000

Scranton-Lackawanna Health and Welfare Authority, LR, VRDN, Merlots Program
  1.46% (Insured; AMBAC and Liquidity Facility; Wachovia Bank)                                       3,500,000  (a)     3,500,000

Union County Hospital Authority, HR, VRDN

  (United Methodist Continuing Care) 1.87% (LOC; Allfirst Bank)                                      1,575,000  (a)     1,575,000

Upper Dauphin Industrial Development Authority Revenues, VRDN
  (United Church of Christ Homes) 1.54% (LOC; First Tennessee Bank)                                  2,000,000  (a)     2,000,000

RHODE ISLAND--1.1%

Coventry, GO Notes, 4.25%, 6/16/2003 (Insured; AMBAC)                                                  585,000            599,590

Rhode Island, GO Notes, Consolidated Capital Development Loan

  6.25%, 8/1/2002 (Insured; FGIC)                                                                    1,440,000          1,440,000

Rhode Island Housing and Mortgage Finance Corporation Revenue, VRDN
  Putters Program 1.57% (Liquidity Facility; JPMorgan Chase Bank)                                    2,870,000  (a)     2,870,000

TENNESSEE--1.1%

Shelby County Health, Educational and Housing Facilities Board, Educational
  Facilities Revenue, VRDN (Briarcrest Christian School) 1.35% (LOC; Suntrust Bank)                  5,000,000  (a)     5,000,000

TEXAS--20.5%

Brazos River Authority, PCR, Refunding, VRDN (TXU Energy Company Project)

  1.40% (LOC; JPMorgan Chase Bank)                                                                   8,000,000  (a)     8,000,000

Dallas-Forth Worth International Airport Facilities Improvement Corporation,
Revenue, CP

  1.50%, 10/10/2002 (Liquidity Facility: JPMorgan Chase Bank, Landesbank
  Hessen-Thuringen Girozentrale, State Street Bank and Trust Co. and Westduetsche Landesbank)        3,500,000          3,500,000

Greater East Higher Education Authority, Inc. Student Loan Revenue, VRDN

  1.50% (LOC; Student Loan Marketing Association)                                                    5,000,000  (a)     5,000,000

Greater East Student Loan Corporation, Student Loan Revenue, VRDN

  1.50% (LOC; Student Loan Marketing Association)                                                   10,000,000  (a)    10,000,000

City of Houston, Airport System Revenue, CP

  1.50%, 10/9/2002 (LOC; Westdeutsche Landesbank)                                                    2,500,000          2,500,000

Houston, Water and Sewer Systems Revenue, CP 1.40%, 10/3/2002
  (Liquidity Facility: Bayerische Landesbank and Westdeutsche Landesbank)                            5,000,000          5,000,000

Houston Higher Education Facility Corporation, Higher Education Revenue, CP

  (Rice University) 1.35%, 10/24/2002                                                                7,500,000          7,500,000

North Central Health Facilities Development Corporation, Revenue, CP

  (Methodist Hospital) 1.40%, 10/15/2002 (Insured; AMBAC and
  Liquidity Facility; Dexia Credit Locale)                                                           8,000,000          8,000,000

Panhandle-Plains Higher Education Authority, Inc., Student Loan Revenue, VRDN

  1.35% (LOC; Student Loan Marketing Association)                                                   10,000,000  (a)    10,000,000

South Texas Higher Education Authority, Inc., Student Loan Revenue, Refunding,
VRDN

  1.35% (Insured; MBIA and Liquidity Facility; Student Loan Marketing Association)                   5,000,000  (a)     5,000,000


                                                                                                     Principal
DREYFUS MUNICIPAL CASH MANAGEMENT PLUS (CONTINUED)                                                  Amount ($)          Value ($)
------------------------------------------------------------------------------------------------------------------------------------

TAX EXEMPT INVESTMENTS (CONTINUED)
--------------------------------------------------------------------------------

TEXAS (CONTINUED)

Texas Association of School Boards, Revenue, COP, BAN

  2.75%, 8/30/2002                                                                                   5,112,000          5,112,592

University of Texas Systems Board of Regents, Revenues:

  2%, 12/4/2002                                                                                      3,000,000          3,007,152

  CP:

    1.30%, 8/27/2002                                                                                10,000,000         10,000,000

    1.35%, 12/3/2002                                                                                10,000,000         10,000,000

UTAH--1.9%

Intermountain Power Agency, Electric Power Supply Revenue, CP
  1.30%, 8/7/2002 (Liquidity Facility: Bank of America,
  Bank of Nova Scotia and JPMorgan Chase Bank)                                                       8,500,000          8,500,000

VERMONT--1.1%

Vermont Educational and Health Buildings Financing Agency, College and
  University Revenue (Middlebury College Project) 1.30%, 11/1/2002                                   5,000,000          5,000,000

VIRGINIA--2.6%

Norfolk Economic Development Authority

 New Empowerment Zone Facility Revenue, VRDN

 (Metro Machine Corporation Project)

  1.50% (LOC; Wachovia Bank)                                                                         7,500,000  (a)     7,500,000

Virginia Beach Development Authority, IDR, Refunding

  VRDN (Giant Square) 1.50% (LOC; Wachovia Bank)                                                     4,150,000  (a)     4,150,000

WASHINGTON--2.6%

Everett Industrial Development Corporation, Exempt

 Facilities Revenue, VRDN

  (Kimberly Clark Corporation Project) 1.45%                                                         3,200,000  (a)     3,200,000

Washington Economic Development Finance Authority

 SWDR, VRDN (Waste Management Project)

  1.45% (LOC; Fleet National Bank)                                                                   5,500,000  (a)     5,500,000

Yakima County Public Corporation, IDR, Refunding, VRDN

 (John I Hass Inc. Project)

 1.70% (LOC: Bayerische Hypo-Und Vereinsbank and

  Deutsche Bank)                                                                                     3,000,000  (a)     3,000,000

WISCONSIN--2.8%

Douglas County, GO Notes, BAN 3%, 12/1/2002                                                          2,200,000          2,201,653

Milwaukee Redevelopment Authority, Redevelopment Revenue, VRDN
  (American Society for Quality) 1.50% (LOC; U.S. Bank NA)                                           2,000,000  (a)     2,000,000

Monona Grove School District, Revenue, BAN

  2.875%, 12/2/2002                                                                                  1,600,000          1,607,538

Wisconsin Health and Educational Facilities Authority, College and
  University Revenue, VRDN (Wisconsin Lutheran College)

  1.55% (LOC; U.S. Bank NA)                                                                          7,000,000  (a)     7,000,000
------------------------------------------------------------------------------------------------------------------------------------

TOTAL INVESTMENTS (cost $454,095,304)                                                                   100.6%        454,095,464

LIABILITIES, LESS CASH AND RECEIVABLES (NET)                                                             (.6%)        (2,655,629)

NET ASSETS                                                                                              100.0%        451,439,835

SEE FOOTNOTES ON PAGE 43.

SEE NOTES TO FINANCIAL STATEMENTS.

                                                                 The Funds

STATEMENT OF INVESTMENTS

July 31, 2002 (Unaudited)

                                                                                                    Principal
DREYFUS NEW YORK MUNICIPAL CASH MANAGEMENT                                                         Amount ($)           Value ($)
--------------------------------------------------------------------------------

TAX EXEMPT INVESTMENTS--100.5%
--------------------------------------------------------------------------------

City of Albany:

 GO Notes, BAN

    3.50%, 8/2/2002                                                                                  2,250,000          2,250,073

  RAN

    2.50%, 1/31/2003                                                                                 3,000,000          3,013,290

Albany Industrial Development Agency, IDR, VRDN
  (Corning Homes Project) 1.45% (LOC; Chase Manhattan Bank)                                          4,600,000  (a)     4,600,000

Alfred Almond Central School District, GO Notes

  Refunding 2.50%, 6/1/2003 (Insured; FSA)                                                             325,000            326,865

Amherst Central School District, GO Notes:

  2.50%, 11/1/2002 (Insured; FSA)                                                                      375,000            375,784

  Refunding 2.50%, 6/15/2003 (Insured; FSA)                                                            520,000            523,126

Arlington Central School District, TAN

  1.65%, 11/8/2002                                                                                   5,000,000          5,003,300

Bethpage Union Free School District, GO Notes

  BAN 2.50%, 2/6/2003                                                                                2,000,000          2,007,529

Canandaigua City School District, GO Notes:

  RAN 2.20%, 7/30/2003                                                                               1,500,000          1,505,148

  Refunding 2.25%, 4/1/2003 (Insured; FSA)                                                             720,000            721,643

Chautauqua County Industrial Development Agency

 Civic Facility Revenue, VRDN

  (Gerry Homes Project) 1.45% (LOC; HSBC Bank USA)                                                   7,510,000  (a)     7,510,000

Cobleskill-Richmondville Central School District

  GO Notes, BAN 2.50%, 1/15/2003                                                                     4,500,000          4,518,251

Commack Union Free School District, GO Notes

  TAN 2.50%, 6/27/2003                                                                               5,000,000          5,037,795

Cortland County Industrial Development Agency, Civic Facility Revenue

  (Cortland Memorial Hospital) 2.50%, 7/1/2003 (LOC; Radian Bank)                                      195,000            196,055

Dutchess County Industrial Development Agency

 Civic Facility Revenue, VRDN:

    (Marist College Civic Facility) 1.40% (LOC; Key Bank)                                            7,000,000  (a)     7,000,000

    (Samuel F.B. Morse Historic Site) 1.50% (LOC; Allied Irish Bank)                                 3,915,000  (a)     3,915,000

Eastport South Manor Central School District, RAN

  2%, 10/14/2002                                                                                     1,800,000          1,801,865

Erie County, GO Notes, Public Improvement

  4.50%, 8/15/2002 (Insured; FGIC)                                                                   1,035,000          1,036,081

Erie County Industrial Development Agency, VRDN

 (YMCA of Greater Buffalo Project):

    1.45%, Series A (LOC; HSBC Bank USA)                                                             3,600,000  (a)     3,600,000

    1.45%, Series B (LOC; HSBC Bank USA)                                                             4,000,000  (a)     4,000,000

Evans and Brant Central School District, GO Notes

  Refunding 2.50%, 12/15/2002 (Insured; FGIC)                                                          470,000            471,730

Fayetteville-Manlius Central School District, GO Notes

  Refunding 2%, 6/15/2003 (Insured; FGIC)                                                              490,000            490,839

Glen Cove, GO Notes, BAN

  1.98%, 3/28/2003                                                                                   2,493,582          2,501,198

Herkimer County Industrial Development Agency, IDR, VRDN
  (Hale Manufacturing Company) 1.50% (LOC; HSBC Bank USA)                                            2,960,000  (a)     2,960,000

Town of Islip Industrial Development Agency, IDR

 VRDN (Brentwood Distribution Co. Facility)

  1.35% (LOC; Fleet National Bank)                                                                   3,750,000  (a)     3,750,000


                                                                                                     Principal
DREYFUS NEW YORK MUNICIPAL CASH MANAGEMENT (CONTINUED)                                              Amount ($)          Value ($)
--------------------------------------------------------------------------------

TAX EXEMPT INVESTMENTS (CONTINUED)
--------------------------------------------------------------------------------

Lakeland Central School District at Shrub Oak

  GO Notes 4.30%, 11/15/2002 (Insured; FGIC)                                                           900,000            906,673

McGraw Central School District, GO Notes, Refunding

  2.50%, 2/15/2003 (Insured; FGIC)                                                                     555,000            557,065

Metropolitan Transportation Authority, Transit Facility

 Revenue, CP:

    1.35%, 9/26/2002 (LOC; ABN-AMRO)                                                                32,800,000         32,800,000

    1.30%, 11/8/2002 (LOC; ABN-AMRO)                                                                 7,000,000          7,000,000

    1.35%, 11/12/2002 (LOC; ABN-AMRO)                                                                5,000,000          5,000,000

Monroe County, GO Notes, RAN

  2.50%, 4/15/2003                                                                                   7,500,000          7,552,350

Monroe County Industrial Development Agency
  LR, VRDN (Robert Weslayan College)

  1.45% (LOC; Manufacturers and Traders Bank Corp.)                                                  2,940,000  (a)     2,940,000

Monroe Tobacco Asset Securitization Corporation

 Tobacco Settlement Revenue, VRDN

  1.54% (Liquidity Facility; Merrill Lynch)                                                          3,000,000  (a)     3,000,000

Nassau County Industrial Development Agency
  Civic Facility Revenue, VRDN (St. Mary's Children Project)
  1.55% (LOC; Fleet National Bank)                                                                   2,635,000  (a)     2,635,000

Nassau County Interim Finance Authority

  Sales Tax Revenue, BAN 2.50%, 9/12/2002                                                            6,200,000          6,206,686

City of New Rochelle School District, GO Notes

  Refunding 2.25%, 12/15/2002 (Insured; FSA)                                                           150,000            150,411

New York City, GO Notes:

  5%, 8/1/2002                                                                                         100,000            100,000

  6.625%, 8/1/2002 (Insured; AMBAC)                                                                    500,000  (b)       507,500

  VRDN 1.35% (LOC; Commerzbank)                                                                     15,200,000  (a)    15,200,000

New York City Housing Development Corporation, VRDN

  MFHR (Westmont Apartments) 1.25% (LOC; FHLB)                                                      22,000,000  (a)    22,000,000

New York City Industrial Development Agency, VRDN:

 Civic Facility Revenue:

    (Brooklyn United Methodist Project)

      1.40% (LOC; The Bank of New York)                                                              4,060,000  (a)     4,060,000

    (Jewish Community Center)

      1.45% (LOC; Manufacturers and Traders Bank Corp.)                                              5,000,000  (a)     5,000,000

    (Jewish Community Center of Manhattan)

      1.45% (LOC; Manufacturers and Traders Bank Corp.)                                              3,700,000  (a)     3,700,000

  IDR, Refunding (Plaza Packaging Project)

    1.60% (LOC; The Bank of New York)                                                                2,380,000  (a)     2,380,000

  Special Facility Revenue

    (Korean Airlines Co.) 1.30% (LOC; Citibank)                                                     12,700,000  (a)    12,700,000

New York City Municipal Water Finance Authority

  Water and Sewer System Revenue, CP 1.40%, 9/26/2002
  (LOC: Bank of Nova Scotia, Commerzbank and Toronto Dominion Bank)                                 26,700,000         26,700,000

New York City Transitional Finance Authority, Revenues:

  BAN 2.75%, 11/13/2002                                                                             15,000,000         15,036,056

  Future Tax Secured 3%, 11/1/2002                                                                   7,235,000          7,263,916

  New York City Recovery Notes 3.25%, 10/2/2002                                                     13,550,000         13,575,435

  VRDN, Merlots Program 1.36% (LOC; Wachovia Bank)                                                  10,000,000  (a)    10,000,000

New York State, GO Notes

  2.60%, 8/7/2002 (LOC; Dexia Credit Locale)                                                         2,200,000          2,200,000

                                                                                                                  The Funds

STATEMENT OF INVESTMENTS (Unaudited) (CONTINUED)

                                                                                                     Principal
DREYFUS NEW YORK MUNICIPAL CASH MANAGEMENT (CONTINUED)                                              Amount ($)          Value ($)
--------------------------------------------------------------------------------

TAX EXEMPT INVESTMENTS (CONTINUED)
--------------------------------------------------------------------------------

New York State Dormitory Authority, Revenues:

 VRDN:

    Merlots Program:

      1.36% (Insured; AMBAC and Liquidity Facility; First Union Bank)                                2,995,000  (a)     2,995,000

      1.36% (Insured; MBIA and Liquidity Facility; First Union Bank)                                 5,000,000  (a)     5,000,000

    (St. Luke's Hospital) 1.36% (Liquidity Facility; First Union Bank)                               4,810,000  (a)     4,810,000

  (Mental Health Services Facilities) 6%, 2/15/2003                                                  1,300,000          1,330,788

  (North Shore University Hospital) 5%, 11/1/2002 (Insured; MBIA)                                      500,000            504,431

  Refunding (Brookdale Hospital Medical Center)

    5.50%, 2/15/2003 (Insured; FSA)                                                                  1,940,000          1,981,970

New York State Energy Research and Development Authority:

 Facilities Revenue, VRDN (Consolidated Edison Co.):

    1.30% (LOC; Barclays Bank)                                                                       7,900,000  (a)     7,900,000

    1.35% (LOC; Barclays Bank)                                                                       9,500,000  (a)     9,500,000

  PCR:

    (New York State Electric and Gas Co.):

      2.15%, 10/15/2002 (LOC; Chase Manhattan Bank)                                                  4,000,000          4,000,000

      1.95%, 12/1/2002 (LOC; Fleet National Bank)                                                    5,500,000          5,500,000

      VRDN, Refunding 1.45% (LOC; Bank One Corp.)                                                    4,500,000  (a)     4,500,000

    VRDN (Niagara Mohawk Power Co. Project)

      1.50% (LOC; Bank One Corp.)                                                                    5,800,000  (a)     5,800,000

New York State Housing Finance Agency, VRDN:

  Lease Revenue 1.54% (Liquidity Facility; Merrill Lynch)                                            4,990,000  (a)     4,990,000

  Revenue (Theatre Row Tower)

    1.35% (LOC; Bayerische Hypo-Und Vereinsbank)                                                     7,000,000  (a)     7,000,000

  Service Contract Obligation Revenue

    1.35% (LOC; Commerzbank)                                                                        11,310,000  (a)    11,310,000

New York State Mortgage Agency, Revenue

  2.20%, 10/1/2002                                                                                   7,000,000          7,000,000

New York State Power Authority, Revenue, CP:

  1.25%, 8/7/2002 (Liquidity Facility: The Bank of New York, Bank of
    Nova Scotia, Bayerische Landesbank, Chase Manhattan Bank, Commerzbank,
    DexiaCredit Locale, First Union Bank, JPMorgan Chase Bank, Landesbank
    Hessen-Thueringen Girozentrale and State Street Bank and Trust Co.)                             11,000,000         11,000,000

  1.40%, 10/11/2002 (Liquidity Facility: The Bank of New York, Bank of
    Nova Scotia, Bayerische Landesbank, Dexia Credit Locale, First Union Bank,
    JPMorgan Chase Bank, Landesbank Hessen-Thueringen Girozentrale and
    State Street Bank and Trust Co.)                                                                10,000,000         10,000,000

  1.45%, 10/11/2002 (Liquidity Facility: The Bank of New York, Bank of Nova Scotia,
    Bayerische Landesbank, Dexia Credit Locale, First Union Bank, JPMorgan Chase Bank,
    Landesbank Hessen-Thueringen Girozentrale and State Street Bank and Trust Co.)                   5,000,000          5,000,000

New York State Thruway Authority, CP, General Revenue
  1.35%, 10/7/2002 (Liquidity Facility; Landesbank Hessen-Thueringen Girozentrale)                   3,000,000          3,000,000

Ontario County Industrial Development Agency, IDR

  VRDN (Dixit Enterprises) 1.50% (LOC; HSBC Bank USA)                                                3,320,000  (a)     3,320,000

Oswego County Industrial Development Agency

  PCR, Refunding, VRDN (Philip Morris Companies Project) 1.45%                                       6,000,000  (a)     6,000,000

Palmyra-Macedon Central School District, GO Notes, Refunding

  2%, 4/15/2003 (Insure; FSA)                                                                          450,000            450,308

Poughkeepsie Industrial Development Agency, Senior Living Facility Revenue, VRDN
  (Manor at Woodside Project) 1.50% (LOC; The Bank of New York)                                      5,000,000  (a)     5,000,000



                                                                                                     Principal
DREYFUS NEW YORK MUNICIPAL CASH MANAGEMENT (CONTINUED)                                              Amount ($)          Value ($)
--------------------------------------------------------------------------------

TAX EXEMPT INVESTMENTS (CONTINUED)
--------------------------------------------------------------------------------

Renesselaer County, GO Notes

  4%, 8/1/2002 (Insured; FGIC)                                                                       1,025,000          1,025,000

Renesselaer Industrial Development Agency, IDR

 (Capital View Office Park Project)

  2.09%, 12/31/2002 (LOC; SunTrust Bank)                                                             3,145,000          3,145,000

Southern Cayuga Central School District

 GO Notes, Refunding

  2.50%, 5/15/2003 (Insured; FSA)                                                                      400,000            402,175

Spencerport Central School District, GO Notes

  RAN 2.50%, 10/30/2002                                                                              3,200,000          3,206,477

Syracuse Industrial Development Agency

 Civic Facility Revenue, VRDN

 (Community Development Properties-Larned Project)

  1.50% (LOC; Manufacturers and Traders Bank Corp.)                                                  6,890,000  (a)     6,890,000

Troy Industrial Development Authority

 VRDN, Civic Facility Revenue

  (Renesselaer Polytechnic Institute Project) 1.60%                                                  6,750,000  (a)     6,750,000

Ulster County Industrial Development Agency, IDR

 VRDN (Selux Corp. Project) 1.60%

  (LOC; The Bank of New York)                                                                        2,600,000  (a)     2,600,000

Warren and Washington Counties Industrial Development

 Agency, Civic Facility Revenue, VRDN

 (Glen at Hiland Meadows Project)

  1.30% (LOC: PNC Bank)                                                                                400,000  (a)       400,000

Westchester County Industrial Development Agency

 VRDN:

    Civic Facility Revenue

      (Young Men's Christian Association)

        1.50% (LOC; Allied Irish Bank)                                                               4,000,000  (a)     4,000,000

    Commercial Facility Revenue

      (Panorama Flight Service Inc. Project)

        1.40% (LOC; The Bank of New York)                                                            5,260,000  (a)     5,260,000

Westfield Central School District

 GO Notes, Refunding

  2.25%, 10/1/2002 (Insured; FGIC)                                                                     350,000            350,487

Yonkers Industrial Development Agency, Revenue

 VRDN, Merlots Program

  1.41% (Liquidity Facility: GNMA and First Union Bank)                                              3,215,000  (a)     3,215,000
------------------------------------------------------------------------------------------------------------------------------------

TOTAL INVESTMENTS (cost $443,423,300)                                                                   100.5%        443,423,300

LIABILITIES, LESS CASH AND RECEIVABLES                                                                   (.5%)        (2,267,808)

NET ASSETS                                                                                              100.0%        441,155,492

SEE FOOTNOTES ON PAGE 43.

SEE NOTES TO FINANCIAL STATEMENTS.

                                                                 The Funds

                                                                 The Funds

STATEMENT OF INVESTMENTS

July 31, 2002 (Unaudited)

                                                                                                    Principal
DREYFUS TAX EXEMPT CASH MANAGEMENT                                                                 Amount ($)          Value ($)
--------------------------------------------------------------------------------

TAX EXEMPT INVESTMENTS--98.8%
--------------------------------------------------------------------------------

ALABAMA--1.4%

Alabama Association of Governmental Organizations, COP

  TRAN 2.75%, 9/30/2002 (Insured; AMBAC)                                                            17,000,000         17,024,753

Jefferson County, Sales Tax Revenue, VRDN

  1.50% (LOC: Bayerische Landesbank and JPMorgan Chase Bank)                                        18,300,000  (a)    18,300,000

ARIZONA--1.1%

Apache County Industrial Development Authority, IDR, VRDN

 (Tucson Electric Power--Springerville Project)

  1.35% (LOC; The Bank of New York)                                                                 10,500,000  (a)    10,500,000

Salt River Agricultural Improvement and Power District
  Revenue, CP, COP 1.30%, 10/11/2002                                                                17,400,000         17,400,000

ARKANSAS--.4%

University of Arkansas, University Revenues

 Refunding, VRDN (UAMS Campus)

  1.38% (Insured; MBIA and LOC; Bank of America)                                                    10,800,000  (a)    10,800,000

COLORADO--1.1%

Colorado Health Facilities Authority, Revenue, VRDN
  (Covenant Retirement) 1.45% (LOC; LaSalle Bank)                                                   12,900,000  (a)    12,900,000

GVR Metropolitan District Green Valley Ranch

  Revenue, Refunding 6%, 12/1/2002                                                                   4,500,000  (b)     4,657,873

Southern Ute Indian Tribe of Southern Ute Indian Reservation

  Industrial Revenue 1.95%, 8/7/2002                                                                11,000,000         11,000,000

DELAWARE--.8%

Delaware Economic Development Authority, VRDN:

 MFHR (School House Project)

    1.35% (LOC; HSBC Bank USA)                                                                      14,600,000  (a)    14,600,000

  Private Schools Revenue (Saint Andrews School Project)

    1.54% (LOC; Allied Irish Bank)                                                                   5,000,000  (a)     5,000,000

DISTRICT OF COLUMBIA--2.6%

District of Columbia, VRDN:

 Enterprise Zone Revenue (United Planning Organization)

    1.54% (LOC; Allfirst Bank)                                                                      10,480,000  (a)    10,480,000

  Revenues:

    (American Public Health Association)

      1.55% (LOC; PNC Bank)                                                                         12,180,000  (a)    12,180,000

    (Henry J. Kaiser Foundation)

      1.45% (Liquidity Facility; Chase Manhattan Bank)                                              16,000,000  (a)    16,000,000

District of Columbia National Academy of Science
  CP 1.30%, 11/15/2002 (Insured; AMBAC and
  Liquidity Facility; Nationsbank)                                                                  17,500,000         17,500,000

District of Columbia Water and Sewer Authority Revenue, CP

  1.65%, 2/7/2003 (LOC; Westdeutsche Landesbank)                                                     9,500,000          9,500,000

FLORIDA--4.2%

Capital Projects Finance Authority, Revenue, VRDN

 Capital Projects Loan Program:

    1.47% (Insured; FSA and LOC; SunTrust Bank)                                                     21,190,000  (a)    21,190,000

    1.80% (GIC; CDC Funding Corp. and LOC: The Bank of New York, Bayerische
      Hypo-Und Vereinsbank and Landesbank Hessen-Thuringen Girozentrale )                           27,200,000  (a)    27,200,000

Highlands County Health Facilities Authority, Revenue, VRDN (Adventist Health System)
  1.45% (Insured; MBIA and Liquidity Facility; Bank of America)                                     37,500,000  (a)    37,500,000


                                                                                                     Principal
DREYFUS TAX EXEMPT CASH MANAGEMENT (CONTINUED)                                                      Amount ($)          Value ($)
------------------------------------------------------------------------------------------------------------------------------------

TAX EXEMPT INVESTMENTS (CONTINUED)
--------------------------------------------------------------------------------

FLORIDA (CONTINUED)

Orange County Health Facilities Authority, Revenues, VRDN

  (Florida Hospital Association) 1.80% (GIC; CDC Funding Corp. and Liquidity
  Facility:The Bank of New York, Bank of Nova Scotia and BNP Paribas)                               13,000,000  (a)    13,000,000

Tampa Bay Water Utility System, Water Revenue, VRDN, Merlots Program
  1.46% (Insured; FGIC and Liquidity Facility; First Union Bank)                                     5,710,000  (a)     5,710,000

GEORGIA--4.9%

Albany Dougherty Payroll Development Authority, PCR

  Refunding, VRDN (Philip Morris Co. Inc.) 1.45%                                                    10,000,000  (a)    10,000,000

Cobb County, GO Notes, TAN 2.50%, 12/31/2002                                                        11,025,000         11,066,367

Dekalb County Hospital Authority, HR, VRDN

  (Dekalb Medical Center Inc. Project) 1.45% (LOC; Wachovia Bank)                                   12,500,000  (a)    12,500,000

Fulton County Housing Authority, MFHR, Refunding, VRDN

  (Spring Creek Crossing) 1.35% (LOC; Wachovia Bank)                                                15,400,000  (a)    15,400,000

Gainesville and Hall County Development Authority, Revenue

  VRDN (Senior Living Facility-Lanier) 1.55% (LOC; Regions Bank)                                    15,000,000  (a)    15,000,000

Gainesville Redevelopment Authority, Educational Facilities Revenue, VRDN

  (Riverside Military Project) 1.45% (LOC; SunTrust Bank)                                            6,000,000  (a)     6,000,000

Georgia Road and Thruway Authority, Revenue, BAN

  2.75%, 11/20/2002                                                                                 27,000,000         27,000,000

Gwinnet County School District, GO Notes, Construction

  Sales Tax Notes 2.50%, 12/27/2002                                                                 25,000,000         25,088,571

HAWAII--.2%

Honolulu City and County, GO Notes 2.85%, 12/4/2002

  (Insured; FGIC and Liquidity Facility; FGIC)                                                       5,600,000          5,615,019

IDAHO--.3%

Idaho Housing and Finance Association, Nonprofit Facilities
 Revenue, VRDN (Albertson College of Idaho Project)

  1.50% (LOC; Key Bank)                                                                              8,250,000  (a)     8,250,000

ILLINOIS--11.3%

Chicago, GO Notes 1.90%, 1/3/2003

  (LOC; Landesbank Hessen-Thuringen Girozentrale)                                                   13,000,000         13,000,000

Chicago Board of Education, GO Notes, VRDN:

  1.45%, Series C (Insured; FSA and LOC; Dexia Credit Locale)                                       25,000,000  (a)    25,000,000

  1.45%, Series D (Insured; FSA and LOC; Dexia Credit Locale)                                       12,600,000  (a)    12,600,000

Chicago Park District, Revenue, TAN 3%, 5/1/2003                                                    10,000,000         10,107,107

State of Illinois, Revenue, Revenue Anticipation Certificates:

  2.25%, 1/15/2003                                                                                  30,000,000         30,125,535

  2.50%, 5/15/2002                                                                                  10,000,000         10,086,295

Illinois Development Finance Authority, Revenue

 VRDN (Evanston Northwestern)

  1.45% (Liquidity Facility; Bank One Corp.)                                                        35,000,000  (a)    35,000,000

Illinois Educational Facilities Authority, Revenues:

 (University of Chicago):

    1.65%, 7/1/2003                                                                                  8,000,000          8,000,000

    2.05%, 8/1/2002                                                                                  8,000,000          8,000,000

    CP 2.10%, 10/2/2002                                                                              6,000,000          6,000,000

  VRDN (Art Institute of Chicago)

    1.40% (Liquidity Facility; Harris Trust and Savings)                                            15,000,000  (a)    15,000,000

                                                                                                                  The Funds

STATEMENT OF INVESTMENTS (Unaudited) (CONTINUED)

                                                                                                     Principal
DREYFUS TAX EXEMPT CASH MANAGEMENT (CONTINUED)                                                      Amount ($)          Value ($)
------------------------------------------------------------------------------------------------------------------------------------

 TAX EXEMPT INVESTMENTS (CONTINUED)
--------------------------------------------------------------------------------

ILLINOIS (CONTINUED)

Illinois Health Facilities Authority, Revenues:

  (Evanston Hospital Corp.) 1.60%, 9/19/2002                                                        10,000,000         10,000,000

  (Evanston Northwestern Corp.) 1.60%, 11/29/2002                                                   20,000,000         20,000,000

  VRDN:

    (Franciscan Eldercare Service) 1.45% (LOC; LaSalle Bank)                                        12,160,000  (a)    12,160,000

    (Rehabilitation Institute Chicago Project)
      1.45% (LOC; Bank of America)                                                                  45,100,000  (a)    45,100,000

Regional Transportation Authority, Revenue, VRDN

 Merlots Program 1.46% (Insured; MBIA and

  Liquidity Facility; First Union Bank)                                                              5,000,000  (a)     5,000,000

Saint Clair County, Industrial Building Revenue, Refunding

 VRDN (Winchester Apartments Project)

  1.46% (LOC; LaSalle Bank)                                                                         15,550,000  (a)    15,550,000

University of Illinois, University Revenues, VRDN

 Merlots Program 1.46% (Insured; AMBAC and

  Liquidity Facility; Wachovia Bank)                                                                 3,100,000  (a)     3,100,000

INDIANA--2.1%

Indiana Bond Bank, Revenue

  Advance Funding Program 2.25%, 1/22/2003                                                          17,000,000         17,063,948

Indiana Health Facility Financing Authority, VRDN:

 Health Facility Revenue (Clark Memorial Project)

    1.60% (LOC; Bank One Corp.)                                                                     10,000,000  (a)    10,000,000

  Revenue, Refunding (Baptist Homes of Indiana)

    1.45% (LOC; LaSalle Bank)                                                                       10,000,000  (a)    10,000,000

Indianapolis Local Public Improvement Bond Bank

  Revenue 2.375%, 1/9/2003                                                                          15,075,000         15,133,943

IOWA--.7%

Louisa County, PCR, Refunding, VRDN

  (Midwest Power System Inc. Project) 1.45%                                                         17,900,000  (a)    17,900,000

KANSAS--1.7%

Kansas City, MFHR, Refunding, VRDN

 (Wood View Apartments Project) 1.49%

  (LOC; Federal Home Loan Bank)                                                                     10,195,000  (a)    10,195,000

Midwest Tax-Exempt Bond Grantor Trust, Revenue

  VRDN 1.80% (LOC; Huntington National Bank)                                                         9,475,450  (a)     9,475,450

Wyandotte County/Kansas City Unified Government

 GO Notes, Renewal Municipal Temporary Notes:

    1.75%, 11/1/2002                                                                                13,243,877         13,243,877

    1.75%, 2/1/2003                                                                                 10,000,000         10,000,000

KENTUCKY--2.7%

Jefferson County, VRDN:

 Industrial Building Revenue, Refunding

    (Ursuline Campus) 1.47% (LOC; Fifth Third Bank)                                                  7,000,000  (a)     7,000,000

  Retirement Home Revenue

    (Nazareth Library Project) 1.47% (LOC; Fifth Third Bank)                                        14,000,000  (a)    14,000,000

  Student Housing Industrial Building Revenue

    Refunding (University of Louisville Project)

      1.49% (LOC; First Union Bank)                                                                 20,000,000  (a)    20,000,000

Logan/Todd Regional Water Community, Water Revenue

  BAN 3%, 8/1/2003                                                                                  10,250,000         10,383,196


                                                                                                     Principal
DREYFUS TAX EXEMPT CASH MANAGEMENT (CONTINUED)                                                      Amount ($)          Value ($)
------------------------------------------------------------------------------------------------------------------------------------

TAX EXEMPT INVESTMENTS (CONTINUED)
--------------------------------------------------------------------------------

KENTUCKY (CONTINUED)

Warren County, Hospital Facility Revenue, VRDN

 (Bowling Green-Warren County)

  1.50% (LOC; Bank One Corp.)                                                                       15,000,000  (a)    15,000,000

LOUISIANA--4.8%

Louisiana Local Government Environmental Facilities

 Community Development Authority Revenues, VRDN:

    LCDA Loan Financing Program 1.80% (GIC; CDC Funding
      Corp. and Liquidity Facility: AmSouth Bank and BNP Paribas)                                   13,800,000  (a)    13,800,000

    Merlots Program 1.46% (Insured; AMBAC and

      Liquidity Facility; First Union Bank)                                                          8,150,000  (a)     8,150,000

Louisiana Public Facilities Authority:

  CP 1.30%, 8/26/2002 (Insured; AMBAC and Liquidity Facility; Credit Suisse)                        10,000,000         10,000,000

  VRDN:

    HR, Refunding, Hospital Equipment Financing Program
      1.38% (LOC; Bank One Corp.)                                                                   21,800,000  (a)    21,800,000

    Revenue:

      Equipment and Capital Facilities Loan Program:

        1.54% (LOC; Branch Banking and Trust)                                                       11,975,000  (a)    11,975,000

        1.54% (LOC; Kredietbank)                                                                     4,670,000  (a)     4,670,000

      (Pennington Medical Foundation Project)

        1.35% (LOC; Bank One Corp.)                                                                 20,000,000  (a)    20,000,000

Plaquemines Port Harbor and Terminal District, Port Facilities Revenue
  (Chevron Pipe Line Co.) 2.75%, 9/3/2002                                                           13,000,000         13,000,000

Tobacco Settlement Financing Corporation, Revenue

  VRDN 1.72% (Liquidity Facility; Merrill Lynch)                                                    17,005,000  (a)    17,005,000

MARYLAND--2.5%

Baltimore County Metropolitan District, CP

  1.35%, 9/9/2002 (Liquidity Facility; Westdeutsche Landesbank)                                     20,700,000         20,700,000

Frederick County, Industrial Revenue, Refunding

  VRDN (Manekin-Frederick Facility) 1.64% (LOC; Allfirst Bank)                                       3,340,000  (a)     3,340,000

Maryland Economic Development Corporation, Revenue

  VRDN (Legal Aid Bureau Inc. Facility) 1.64% (LOC; Allfirst Bank)                                   2,900,000  (a)     2,900,000

Maryland Health and Higher Educational Facilities Authority

 Revenue, VRDN:

    (Mercy Ridge) 1.65% (LOC; Allied Irish Bank)                                                    26,955,000  (a)    26,955,000

    (Stella Maris) 1.45% (LOC; Allfirst Bank)                                                        9,710,000  (a)     9,710,000

MASSACHUSETTS--4.5%

Acushnet, GO Notes, BAN 2.50%, 8/16/2002                                                            13,000,000         13,003,693

Andover, GO Notes, BAN 2.25%, 12/20/2002                                                            10,000,000         10,032,468

Massachusetts Development Finance Agency, VRDN:

 College and University Revenue (Suffolk University)

    1.45% (Liquidity Facility: Fleet National Bank,

      Radian Bank and State Street Bank and Trust Co.)                                              32,000,000  (a)    32,000,000

  Revenue (Carleton-Willard Village)

    1.50% (LOC; Fleet National Bank)                                                                13,600,000  (a)    13,600,000

Massachusetts Water Resources Authority, CP

  1.35%, 9/20/2002 (LOC; JPMorgan Chase Bank)                                                       11,000,000         11,000,000

North Brookfield, GO Notes, BAN 2.75%, 5/23/2003                                                     7,500,000          7,539,752

Pembroke, Revenue, BAN 2.75%, 8/7/2003                                                               4,500,000          4,549,860

                                                                                                                  The Funds

STATEMENT OF INVESTMENTS (Unaudited) (CONTINUED)

                                                                                                     Principal
DREYFUS TAX EXEMPT CASH MANAGEMENT (CONTINUED)                                                      Amount ($)          Value ($)
------------------------------------------------------------------------------------------------------------------------------------

TAX EXEMPT INVESTMENTS (CONTINUED)
--------------------------------------------------------------------------------

MASSACHUSETTS (CONTINUED)

Southeastern Regional Transit Authority

  GO Notes, RAN 3.125%, 9/13/2002                                                                    8,235,000          8,240,715

Springfield, Revenue, BAN 3%, 7/8/2003                                                               5,997,000          6,071,404

Wachusett Regional School District, GO Notes

  RAN 3%, 6/30/2003                                                                                  6,000,000          6,059,084

MICHIGAN--3.1%

Detroit Downtown Development Authority, Revenue, Refunding, VRDN
  (Millender Center Project) 1.50% (LOC; HSBC Bank USA)                                              8,000,000  (a)     8,000,000

Detroit Sewage Disposal, Revenue, VRDN, Merlots Program
  1.46% (Insured; FGIC and Liquidity Facility; Wachovia Bank)                                        6,350,000  (a)     6,350,000

Lake St. Clair Shores Drainage District, GO Notes

  VRDN 1.54% (LOC; Comerica Bank)                                                                   10,000,000  (a)    10,000,000

State of Michigan, CP

  Multiple Modal School Loan 1.55%, 9/4/2002                                                         8,400,000          8,400,000

Michigan Hospital Finance Authority, Revenues, VRDN:

  (Crittenton Hospital) 1.50% (LOC; Comerica Bank)                                                  10,000,000  (a)    10,000,000

  Hospital Equipment Loan Program 1.52% (LOC; Michigan National Bank)                               16,200,000  (a)    16,200,000

Michigan Housing Development Authority, Rental Housing

 Revenue, VRDN 1.40% (Insured; MBIA and Liquidity

  Facility; Landesbank Hessen-Thuringen Girozentrale)                                               18,900,000  (a)    18,900,000

MINNESOTA--1.6%

Minnesota, GO Notes 5%, 10/1/2002                                                                   10,150,000         10,210,549

Rochester, Health Care Facilities Revenue, CP

  (Mayo) 1.40%, 9/9/2002 (Liquidity Facility; Wells Fargo Bank)                                     30,000,000         30,000,000

MISSISSIPPI--.4%

Mississippi Business Finance Corporation, College and University Revenue
  VRDN (Mississippi College Project) 1.60% (LOC; First Tennessee Bank)                              11,000,000  (a)    11,000,000

MISSOURI--.8%

Kansas City Industrial Development Authority, MFHR

 Refunding, VRDN (Coach House South Apartments)

  1.45% (Liquidity Facility; FHLM)                                                                  20,000,000  (a)    20,000,000

NEBRASKA-2.5%

Lincoln , Electric System Revenue, CP:

  1.40%, 9/20/2002 (Liquidity Facility; JPMorgan Chase Bank)                                        22,350,000         22,350,000

  1.40%, 10/11/2002 (Liquidity Facility; JPMorgan Chase Bank)                                       12,050,000         12,050,000

Nebhelp Inc., College and University Revenue, VRDN

  Multiple Mode Student Loan 1.35% (Insured; MBIA and
  Liquidity Facility; Student Loan Marketing Association)                                           27,340,000  (a)    27,340,000

NEW HAMPSHIRE--.7%

Barnstead School District, GO Notes, BAN 2%, 9/20/2002                                               9,633,125          9,640,815

Rockingham County, GO Notes, TAN 3%, 12/31/2002                                                      7,000,000          7,023,493

NEW JERSEY--.6%

Mercer County, GO Notes, BAN 2.65%, 11/20/2002                                                      10,000,000         10,039,810

State of New Jersey, TRAN 3%, 6/12/2003                                                              5,000,000          5,064,604

NEW MEXICO--.3%

New Mexico Hospital Equipment Loan Council, Revenue, VRDN, Pooled
 Loan Program 1.80% (GIC; CDC Funding Corp. and Liquidity Facility;

  Landesbank Hessen-Thuringen Girozenntale)                                                          7,100,000  (a)     7,100,000


                                                                                                     Principal
DREYFUS TAX EXEMPT CASH MANAGEMENT (CONTINUED)                                                      Amount ($)          Value ($)
------------------------------------------------------------------------------------------------------------------------------------

TAX EXEMPT INVESTMENTS (CONTINUED)
--------------------------------------------------------------------------------

NEW YORK--.5%

New York City Transitional Finance Authority, GO Notes

  3.25%, 10/2/2002                                                                                  12,845,000         12,886,306

NORTH CAROLINA--.8%

North Carolina Medical Care Commission, Health Care Facilities Revenue
  VRDN (Grace Hospital Inc.) 1.45% (LOC; Wachovia Bank)                                             20,400,000  (a)    20,400,000

OREGON--.1%

Oregon Health, Housing, Educational and Cultural Facilities Authority, CP

  1.45%, 10/15/2002 (LOC; Canadian Imperial Bank)                                                    3,500,000          3,500,000

PENNSYLVANIA--14.9%

Allegheny County Industrial Development Authority, Refunding

 VRDN, PCR (Duquesne Light Co.) 1.40% (Insured; AMBAC

  and Liquidity Facility; The Bank of New York)                                                      6,300,000  (a)     6,300,000

Cumberland County, GO Notes, VRDN 1.52%

  (Insured; AMBAC and LOC; First Union Bank)                                                         3,180,000  (a)     3,180,000

Dauphin County General Authority, Revenue, VRDN:

  1.35% (Insured; AMBAC and LOC; Bank of Nova Scotia)                                               45,945,000  (a)    45,945,000

  School District Pooled Financing Program 1.35%

    (Insured; AMBAC and Liquidity Facility; Bank of Nova

      Scotia and LOC; Commerzbank)                                                                  65,750,000  (a)    65,750,000

Emmaus, General Authority Revenue, VRDN:

  1.35%, Series A (GIC; Goldman Sachs and Co.)                                                       7,000,000  (a)     7,000,000

  1.35%, Series C (GIC; Goldman Sachs and Co.)                                                      15,000,000  (a)    15,000,000

  1.35%, Series D (GIC; Goldman Sachs and Co.)                                                      18,800,000  (a)    18,800,000

  1.35%, Series E (GIC; Goldman Sachs and Co.)                                                      17,000,000  (a)    17,000,000

  1.35%, Series H (GIC; Goldman Sachs and Co.)                                                      20,000,000  (a)    20,000,000

  (Conewagos School District) 1.30% (LOC; Bayerische Landesbank)                                    10,000,000  (a)    10,000,000

  Local Government:

    1.35%, Series B-6 (GIC; Goldman Sachs and Co.)                                                  37,700,000  (a)    37,700,000

    1.35%, Series E (LOC; Kredietbank)                                                               5,000,000  (a)     5,000,000

    1.35%, Series F-5 (GIC; Goldman Sachs and Co.)                                                  10,000,000  (a)    10,000,000

    1.35%, Series H (LOC; Kredietbank)                                                               3,700,000  (a)     3,700,000

    (Central Dauphine School) 1.30% (LOC; Bayerische Landesbank)                                     8,900,000  (a)     8,900,000

    (Council Rock School) 1.30% (LOC; Bayerische Landesbank)                                         5,000,000  (a)     5,000,000

    (Kutztown School) 1.35% (LOC; Kredietbank)                                                      10,000,000  (a)    10,000,000

  (Lower Dauphin School) 1.30% (LOC; Bayerische Landesbank)                                         10,000,000  (a)    10,000,000

  (Upper Moreland) 1.30% (LOC; Bayerische Landesbank)                                                2,910,000  (a)     2,910,000

Lancaster County, Hospital Authority Revenue, VRDN

  (Luther Care Project) 1.65% (LOC; Allfirst Bank)                                                  15,000,000  (a)    15,000,000

Lebanon County Health Facilities Authority, VRDN:

 Health Center Revenue (United Church of Christ Homes)

    1.82% (LOC; Allfirst Bank)                                                                       9,030,000  (a)     9,030,000

  Revenue (Cornwall Manor Project) 1.55% (Liquidity Facility:
    Fleet National Bank and Radian Bank)                                                             6,000,000  (a)     6,000,000

Montgomery County Higher Education and Health Authority, Private Schools
  Revenue, VRDN (William Penn Charter) 1.49% (LOC; PNC Bank)                                        11,000,000  (a)    11,000,000

Philadelphia Authority, IDR, VRDN (Girard Estate Aramark Project)

  1.50% (LOC; JPMorgan Chase Bank)                                                                  14,600,000  (a)    14,600,000

Schuylkill County, GO Notes, VRDN

  1.52% (Insured; AMBAC and LOC; First Union Bank)                                                   8,000,000  (a)     8,000,000

                                                                                                                  The Funds

STATEMENT OF INVESTMENTS (Unaudited) (CONTINUED)

                                                                                                     Principal
DREYFUS TAX EXEMPT CASH MANAGEMENT (CONTINUED)                                                      Amount ($)          Value ($)
------------------------------------------------------------------------------------------------------------------------------------

TAX EXEMPT INVESTMENTS (CONTINUED)
--------------------------------------------------------------------------------

PENNSYLVANIA (CONTINUED)

Southcentral General Authority, Revenue, VRDN

  1.52% (Insured; AMBAC and Liquidity Facility; JPMorgan Chase Bank)                                 8,000,000  (a)     8,000,000

SOUTH CAROLINA--1.9%

Chesterfield County School District, GO Notes, BAN 3%,
8/1/2002                                                                                            15,000,000         15,000,000

Dorchester County, Revenue, TAN 1.90%, 4/15/2003                                                     7,900,000          7,919,717

Greer, Combined Utilities System Revenue, VRDN, Merlots Program
  1.46% (Insured; AMBAC and LOC; Wachovia Bank)                                                      3,750,000  (a)     3,750,000

South Carolina Jobs Economic Development Authority, Health Facilities Revenue
  VRDN (Presbyterian Home of South Carolina) 1.45% (LOC; Wachovia Bank)                              8,350,000  (a)     8,350,000

Tobacco Settlement Revenue Management Authority

  Tobacco Settlement Revenue, VRDN 1.72% (LOC; Merrill Lynch)                                        2,645,000  (a)     2,645,000

Union Hospital District, Health Care Revenue, VRDN

  (Wallace Thompson) 1.45% (LOC; Wachovia Bank)                                                      9,460,000  (a)     9,460,000

TENNESSEE--5.2%

Chattanooga Health, Education and Housing Facility Board

  Revenue (North Park Hospital Project) 8.50%, 2/1/2003                                              9,000,000  (b)     9,464,097

Johnson City Health and Educational Facilities Board

 HR, VRDN, Merlots Program 1.55%

  (Insured; MBIA and LOC; First Union Bank)                                                         19,805,000  (a)    19,805,000

Montgomery County Public Building Authority

 Pooled Financing Revenue, VRDN:

    Government Obligation (Montgomery County Loan)

      1.50% (LOC; SunTrust Bank)                                                                    20,300,000  (a)    20,300,000

    (Tennessee County Loan Pool) 1.45% (LOC; Bank of America)                                       41,115,000  (a)    41,115,000

Sevier County Public Building Authority, Local Government

 Public Improvement, VRDN:

    Revenue:

      1.49% (Insured; AMBAC and Liquidity Facility; Kredietbank)                                     9,030,000  (a)     9,030,000

      1.49%, Series III-A-1 (Insured; AMBAC and Liquidity

        Facility; Landesbank Hessen-Thuringen Girozentrale)                                          9,500,000  (a)     9,500,000

      1.49%, Series III-C-2 (Insured; AMBAC and Liquidity

        Facility; Landesbank Hessen-Thuringen Girozentrale)                                          9,145,000  (a)     9,145,000

    Water and Sewer Revenue

      1.49% (Insured; AMBAC and Liquidity Facility; Kredietbank)                                    12,500,000  (a)    12,500,000

TEXAS--6.1%

Hockley County Industrial Development Corporation, PCR

  (Amoco Project-Standard Oil Co.) 3.30%, 9/1/2002                                                  10,000,000         10,000,000

City of Houston, Water and Sewer Systems Revenue:

 CP 1.40%, 10/3/2002 (Liquidity Facility: Bayerische

    Landesbank and Westdeutsche Landesbank)                                                         15,000,000         15,000,000

  VRDN, Merlots Program 1.46% (Insured; MBIA

    and Liquidity Facility; First Union Bank)                                                        3,925,000  (a)     3,925,000

North Central Health Facility Development Corporation, Revenue:

 CP (Methodist Hospitals) 1.40%, 10/15/2002 (Insured;

    AMBAC and Liquidity Facility; Dexia Credit Locale)                                              20,000,000         20,000,000

  VRDN (Retirement Facility--Northwest Senior Housing)

    1.45% (LOC; LaSalle Bank)                                                                        7,000,000  (a)     7,000,000

Pasadena Independent School District, GO Notes
  2.25%, 4/1/2003 (Liquidity Facility: Permanent School

  Fund-Guaranteed and Westdeutsche Landesbank)                                                      15,000,000         15,004,893


                                                                                                     Principal
DREYFUS TAX EXEMPT CASH MANAGEMENT (CONTINUED)                                                      Amount ($)          Value ($)
------------------------------------------------------------------------------------------------------------------------------------

TAX EXEMPT INVESTMENTS (CONTINUED)
--------------------------------------------------------------------------------

TEXAS (CONTINUED)

City of San Antonio:

  Electric and Gas Revenue, CP 1.45%, 10/8/2002 (Liquidity Facility:
    Landesbank Baden-Wurttemberg and Westdeutsche Landesbank)                                       12,500,000         12,500,000

  Water Revenue, VRDN, Merlots Program

    1.46% (Liquidity Facility; First Union Bank)                                                    10,000,000  (a)    10,000,000

Texas Association of School Boards, COP, BAN

  2.75%, 8/30/2002                                                                                  22,000,000         22,002,548

University of Texas System Board of Regents, University Revenues:

  2%, 12/4/2002                                                                                     20,000,000  (b)    20,047,679

  CP 1.35%, 12/9/2002                                                                               18,406,000         18,406,000

UTAH--2.2%

Davis County, GO Notes, TRAN 3%, 12/30/2002                                                         11,500,000         11,570,586

Intermountain Power Agency, Power Supply Revenue:

 1.50%, 9/15/2002 (Insured; AMBAC and Liquidity Facility;

    Landesbank Hessen-Thuringen Girozentrale)                                                        6,100,000          6,100,000

  CP:

    1.20%, 8/7/2002 (Liquidity Facility: Bank of

      America and Bank of Nova Scotia)                                                              17,200,000         17,200,000

    1.30%, 8/7/2002 (Liquidity Facility; JPMorgan Chase Bank)                                       10,000,000         10,000,000

Salt Lake City, TRAN 2.50%, 12/30/2002                                                               9,000,000          9,039,815

VERMONT--.4%

Vermont Educational and Health Buildings Financing Agency

 College and University Revenue, VRDN

 Capital Asset Financing Program

  1.40% (LOC; Manufacturers and Traders Bank Corp.)                                                  9,255,000  (a)     9,255,000

VIRGINIA--1.8%

Alexandria Industrial Development Authority, Revenue, VRDN

 (Institute for Defense Analyses) 1.55% (Insured; AMBAC

  and Liquidity Facility; First Union Bank)                                                         16,445,000  (a)    16,445,000

Fredericksburg Industrial Development Authority, Historical Facilities Revenue
  VRDN (George Washington Foundation) 1.45% (LOC; First Union Bank)                                 10,000,000  (a)    10,000,000

Virginia Beach Development Authority, Residential Care Facility Mortgage Revenue
  VRDN (Westminster--Canterbury) 1.45% (LOC; First Union Bank)                                      17,400,000  (a)    17,400,000

WASHINGTON--2.5%

City of Seattle, Utility Electric Revenue, CP (Municipal Light and Power)

  1.30%, 1/13/2003 (LOC; JPMorgan Chase Bank)                                                       10,000,000         10,000,000

Washington:

  GO Notes, Refunding 5.375%, 9/1/2002                                                              11,650,000         11,684,384

  Revenue, VRDN, Merlots Program 1.46%

    Insured; MBIA and Liquidity Facility; First Union Bank)                                          4,995,000  (a)     4,995,000

Washington Health Care Facilities Authority, Revenues, VRDN:

  (Provail) 1.40% (LOC; Key Bank)                                                                    6,635,000  (a)     6,635,000

  (Seattle Cancer Care) 1.45% (LOC; Key Bank)                                                       21,100,000  (a)    21,100,000

Washington Higher Education Facilities Authority

 Revenue, VRDN (Martins College Project)

  1.50%, (LOC; U.S. Bank NA)                                                                         7,415,000  (a)     7,415,000

WEST VIRGINIA--.6%

Weirton Municipal Hospital Building Commission, HR

  (Weirton Medical Center Inc.) 3.50%, 12/1/2002 (LOC; PNC Bank)                                     7,250,000          7,282,074

                                                                                                                  The Funds

STATEMENT OF INVESTMENTS (Unaudited) (CONTINUED)

                                                                                                     Principal
DREYFUS TAX EXEMPT CASH MANAGEMENT (CONTINUED)                                                      Amount ($)          Value ($)
------------------------------------------------------------------------------------------------------------------------------------

TAX EXEMPT INVESTMENTS (CONTINUED)
--------------------------------------------------------------------------------

WEST VIRGINIA (CONTINUED)

West Virginia Hospital Finance Authority, Revenues, VRDN

  WVHA Pooled Financing Program 1.65% (Liquidity Facility:
  Bank of Nova Scotia, BNP Paribas and LOC; Bank of America)                                         7,100,000  (a)     7,100,000

WISCONSIN--4.5%

Badger Tobacco Asset Securitization Corporation

 Tobacco Settlement Revenue, VRDN:

    1.67% (Liquidity Facility; Merrill Lynch)                                                        7,000,000  (a)     7,000,000

    1.69% (Liquidity Facility; Merrill Lynch)                                                        3,400,000  (a)     3,400,000

Byron, IDR, Refunding, VRDN (Ocean Spray Inc. Project)

  1.45% (LOC; Wachovia Bank)                                                                         6,500,000  (a)     6,500,000

Douglas County, Revenue, BAN

  2.75%, 12/1/2002                                                                                   5,200,000          5,203,718

Franklin Community Development Authority, Redevelopment Revenue
  VRDN (Indian Community School of Milwaukee) 1.40% (LOC; Bank One Corp.)                           11,000,000  (a)    11,000,000

Ladysmith-Hawkins School District, Revenue

  BAN 2.90%, 11/1/2002                                                                              11,200,000         11,231,841

New Berlin School District, GO Notes, TRAN

  2.40%, 9/13/2002                                                                                   8,000,000          8,002,754

West Allis, Revenue, VRDN

  (State Fair Park Exposition) 1.49% (LOC; Firstar Bank)                                             7,000,000  (a)     7,000,000

Wisconsin Health and Educational Facilities Authority

 Revenues, VRDN, Pooled Loan Financing Program

 1.55% (GIC; Bank of America and Liquidity

  Facility; The Bank of New York)                                                                   28,035,000  (a)    28,035,000

Wisconsin School Districts, Revenue, COP

  Cash Flow Management Program 2.25%, 11/1/2002                                                     13,500,000         13,513,549

State of Wisconsin, Transportation Revenue, CP

  1.40%, 12/5/2002 (Liquidity Facility; Westdeutsche Landesbank)                                    11,000,000         11,000,000
------------------------------------------------------------------------------------------------------------------------------------

TOTAL INVESTMENTS (cost $2,474,938,142)                                                                  98.8%      2,474,938,142

CASH AND RECEIVABLES (NET)                                                                                1.2%         29,216,166

NET ASSETS                                                                                              100.0%      2,504,154,308

SEE FOOTNOTES ON PAGE 43.

SEE NOTES TO FINANCIAL STATEMENTS.


Summary of Abbreviations

AMBAC        American Municipal Bond Assurance Corporation

BAN          Bond Anticipation Notes

COP          Certificate of Participation

CP           Commercial Paper

EDR          Economic Development Revenue

FGIC         Financial Guaranty Insurance Company

FHLB         Fedral Home Loan Bank

FHLM         Fedral Home Loan Mortgage

FNMA         Federal National Mortgage Association

FSA          Financial Security Assurance

GIC          Guaranteed Invesment Contract

GNMA         Government National Mortgage Association

GO           General Obligation

HR           Hospital Revenue

IDR          Industrial Development Revenue

LOC          Letter of Credit

LOR          Limited Obligation Revenue

LR           Lease Revenue

MBIA         Municipal Bond Investors Assurance

               Insurance Corporation

MFHR         Multi-Family Housing Revenue

PCR          Pollution Control Revenue

RAN          Revenue Anticipation Notes

SWDR         Solid Waste Disposal Revenue

TAN          Tax Anticipation Notes

TRAN         Tax and Revenue Anticipation Notes

VRDN         Variable Rate Demand Notes

Summary of Combined Ratings (Unaudited)

                                                                                                       VALUE (%)

                                                                                              ____________________________
____________________

                                                                                          DREYFUS         DREYFUS        DREYFUS
                                                                                      MUNICIPAL CASH     NEW YORK      TAX EXEMPT
                                                                                        MANAGEMENT    MUNICIPAL CASH      CASH
FITCH            OR           MOODY'S                 OR     STANDARD & POOR'S             PLUS         MANAGEMENT     MANAGEMENT
_____                         ________                       _________________       ________________ _______________  ___________

F1+, F1                       VMIG1, MIG1, P1                SP1+, SP1, A1+, A1           80.1            83.1           84.8

AAA, AA, A (c)                Aaa, Aa, A (c)                 AAA, AA, A (c)               12.3             6.0            8.2

Not Rated (d)                 Not Rated (d)                  Not Rated( d)                 7.6            10.9            7.0

                                                                                         100.0           100.0          100.0

(A)  SECURITIES PAYABLE ON DEMAND. VARIABLE INTEREST RATE--SUBJECT TO PERIODIC CHANGE.

(B)  BONDS WHICH ARE PREREFUNDED ARE COLLATERALIZED BY U.S. GOVERNMENT
SECURITIES WHICH ARE HELD IN ESCROW AND ARE USED TO PAY PRINCIPAL AND INTEREST
ON THE MUNICIPAL ISSUE AND TO RETIRE THE BONDS IN FULL AT THE EARLIEST REFUNDING
DATE.

(C)  NOTES WHICH ARE NOT F, MIG AND SP RATED ARE REPRESENTED BY BOND RATINGS OF
THE ISSUERS.

(D)  SECURITIES WHICH, WHILE NOT RATED BY FITCH, MOODY'S AND STANDARD & POOR'S,
HAVE BEEN DETERMINED BY THE MANAGER TO BE OF COMPARABLE QUALITY TO THOSE RATED
SECURITIES IN WHICH THE FUND MAY INVEST.

(E)  AT JULY 31, 2002, DREYFUS MUNICIPAL CASH MANAGEMENT PLUS HAD $134,465,866
(29.8% OF NET ASSETS) INVESTED IN SECURITIES WHOSE PAYMENT OF PRINCIPAL AND
INTEREST IS DEPENDENT UPON REVENUES GENERATED FROM EDUCATION REVENUE.

SEE NOTES TO FINANCIAL STATEMENTS.

                                                                 The Funds

STATEMENT OF ASSETS AND LIABILITIES

(amounts in thousands, except Net Asset Value Per Share)

July 31, 2002 (Unaudited)

                                                              DREYFUS         DREYFUS        DREYFUS         DREYFUS      DREYFUS
                                               DREYFUS           CASH      GOVERNMENT     GOVERNMENT        TREASURY     TREASURY
                                                  CASH     MANAGEMENT            CASH     PRIME CASH            CASH     PRIME CASH
                                            MANAGEMENT     PLUS, INC.      MANAGEMENT     MANAGEMENT      MANAGEMENT   MANAGEMENT
------------------------------------------------------------------------------------------------------------------------------------

ASSETS ($):

Investments at value--Note 1(a,b)((+))      15,638,831     32,080,223      12,900,263      1,113,681       5,017,434    5,326,562

Interest receivable                             31,902        155,518          39,580          2,482          12,783       11,623

                                            15,670,733     32,235,741      12,939,843      1,116,163       5,030,217    5,338,185
------------------------------------------------------------------------------------------------------------------------------------

LIABILITIES ($):

Due to The Dreyfus Corporation
  and affiliates                                 3,231          6,208           2,838            372          1,236         1,266

Cash overdraft due to Custodian                 28,241         32,580           9,663            878          5,064         6,483

Payable for investment
  securities purchased                         199,980            --          285,450         40,000             --       298,087

                                               231,452         38,788         297,951         41,250           6,300      05,836
------------------------------------------------------------------------------------------------------------------------------------

NET ASSETS ($)                              15,439,281     32,196,953      12,641,892      1,074,913       5,023,917     ,032,349
------------------------------------------------------------------------------------------------------------------------------------

COMPOSITION OF NET ASSETS ($):

Paid-in capital                             15,439,450     32,197,297      12,642,021      1,074,973       5,024,129    5,032,566

Accumulated net realized gain
  (loss) on investments                          (169)          (344)           (129)           (60)           (212)        (217)
------------------------------------------------------------------------------------------------------------------------------------

NET ASSETS ($)                              15,439,281     32,196,953      12,641,892      1,074,913       5,023,917     5,032,349
------------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE PER SHARE

INSTITUTIONAL SHARES

  Net Assets ($)                            12,880,041    27,686,140        9,281,351        292,974     3,685,396       2,988,609

  Shares Outstanding                        12,880,219    27,686,523        9,281,487        293,006     3,685,663       2,988,947

  NET ASSET VALUE PER SHARE ($)                   1.00         1.00            1.00           1.00            1.00           1.00
------------------------------------------------------------------------------------------------------------------------------------

INVESTOR SHARES

  Net Assets ($)                             1,791,563    2,456,444       1,887,720          252,530      1,125,550      1,546,404

  Shares Outstanding                         1,791,569    2,456,436       1,887,723          252,535      1,125,515     1,546,359

  NET ASSET VALUE PER SHARE ($)                   1.00          1.00            1.00             1.00          1 .00         1.00
------------------------------------------------------------------------------------------------------------------------------------

ADMINISTRATIVE SHARES

  Net Assets ($)                               548,694    1,203,452          895,811          176,860        104,560         134,185

  Shares Outstanding                           548,690    1,203,448          895,808          176,861        104,549         134,176

  NET ASSET VALUE PER SHARE ($)                   1.00         1.00             1.00             1.00          1.00          1.00
------------------------------------------------------------------------------------------------------------------------------------

PARTICIPANT SHARES

  Net Assets ($)                               218,983      850,917           577,010         352,549        108,411       63,151

  Shares Outstanding                           218,972      850,890           577,003         352,571        108,402      363,084

  NET ASSET VALUE PER SHARE ($)                   1.00         1.00              1.00            1.00           1.00         1.00
------------------------------------------------------------------------------------------------------------------------------------

((+))  Investments at cost ($)              15,638,831  32,080,223          12,900,263       1,113,681     5,017,434    5,326,562

(A)  AMOUNTS INCLUDE REPURCHASE AGREEMENTS OF $199,000,000 AND $2,229,000,000
FOR DREYFUS GOVERNMENT CASH MANAGEMENT AND DREYFUS TREASURY CASH MANAGEMENT,
RESPECTIVELY. SEE NOTE 1(B).

SEE NOTES TO FINANCIAL STATEMENTS.


                                                                                        DREYFUS             DREYFUS        DREYFUS
                                                                                 MUNICIPAL CASH            NEW YORK     TAX EXEMPT
                                                                                     MANAGEMENT      MUNICIPAL CASH          CASH
                                                                                           PLUS          MANAGEMENT     MANAGEMENT
------------------------------------------------------------------------------------------------------------------------------

ASSETS ($):

Investments at value--Note 1(a,b)((+))                                                  454,095             443,423     2,474,938

Cash                                                                                      5,604               6,623        25,473

Interest receivable                                                                       1,368               1,747         8,833

                                                                                        461,067             451,793     2,509,244
------------------------------------------------------------------------------------------------------------------------------------

LIABILITIES ($):

Due to The Dreyfus Corporation and affiliates                                               109                  72            40

Payable for investment securities purchased                                               9,518              10,566         4,550

                                                                                          9,627              10,638         5,090
------------------------------------------------------------------------------------------------------------------------------------

NET ASSETS ($)                                                                          451,440             441,155       2,504,154
------------------------------------------------------------------------------------------------------------------------------------

COMPOSITION OF NET ASSETS ($):

Paid-in capital                                                                         451,471             441,159     2,504,606

Accumulated net realized gain (loss)
  on investments                                                                           (31)                 (4)         (452)
------------------------------------------------------------------------------------------------------------------------------------

NET ASSETS ($)                                                                          451,440             441,155     2,504,154
------------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE PER SHARE

INSTITITUTIONAL SHARES

  Net Assets ($)                                                                        281,267             419,405     2,030,479

  Shares Outstanding                                                                    281,396             419,407     2,030,915

  NET ASSET VALUE PER SHARE ($)                                                            1.00                1.00          1.00
------------------------------------------------------------------------------------------------------------------------------------

INVESTOR SHARES

  Net Assets ($)                                                                         99,474              18,904       203,612

  Shares Outstanding                                                                     99,467              18,906       203,635

  NET ASSET VALUE PER SHARE ($)                                                            1.00                1.00          1.00
------------------------------------------------------------------------------------------------------------------------------------

ADMINISTRATIVE SHARES

  Net Assets ($)                                                                         56,364               2,218        97,427

  Shares Outstanding                                                                     56,360               2,218        97,425

  NET ASSET VALUE PER SHARE ($)                                                            1.00                1.00          1.00
------------------------------------------------------------------------------------------------------------------------------------

PARTICIPANT SHARES

  Net Assets ($)                                                                         14,335                 628       172,636

  Shares Outstanding                                                                     14,331                 628       172,631

  NET ASSET VALUE PER SHARE ($)                                                            1.00                1.00          1.00
------------------------------------------------------------------------------------------------------------------------------------

((+))  Investments at cost ($)                                                          454,095             443,423      ,474,938

SEE NOTES TO FINANCIAL STATEMENTS.

                                                                 The Funds

STATEMENT OF OPERATIONS

(amounts in thousands)

Six Months Ended July 31, 2002 (Unaudited)

                                                              DREYFUS         DREYFUS        DREYFUS         DREYFUS      DREYFUS
                                               DREYFUS           CASH      GOVERNMENT     GOVERNMENT        TREASURY     TREASURY
                                                  CASH     MANAGEMENT            CASH     PRIME CASH           CASH     PRIME CASH
                                            MANAGEMENT     PLUS, INC.      MANAGEMENT     MANAGEMENT      MANAGEMENT   MANAGEMENT
------------------------------------------------------------------------------------------------------------------------------------

INVESTMENT INCOME ($):

INTEREST INCOME                                164,679        341,059         130,674         11,231          46,676       46,564

EXPENSES:

Management fee--Note 2(a)                       16,451         31,837          12,284          1,147          4,782         4,884
Distribution fees--Note 2(b):

  Investor Shares                                2,080          2,388           1,995            331          1,499           1,571

  Administrative Shares                            269            538             415             52             90              57

  Participant Shares                               404          1,420           1,115            793            231             986

TOTAL EXPENSES                                  19,204         36,183          15,809          2,323           6,602         ,498

INVESTMENT INCOME--NET                         145,475        304,876         114,865          8,908          40,074       39,066
------------------------------------------------------------------------------------------------------------------------------------

NET REALIZED GAIN (LOSS) ON

  INVESTMENTS--NOTE 1(B) ($)                        --           (37)              62            (4)             108          (5)

NET INCREASE IN NET ASSETS
         RESULTING FROM OPERATIONS              145,475        304,839         114,927          8,904          40,182         39,061

SEE NOTES TO FINANCIAL STATEMENTS.


                                                                                        DREYFUS             DREYFUS       DREYFUS
                                                                                 MUNICIPAL CASH            NEW YORK      TAX EXEMPT
                                                                                     MANAGEMENT      MUNICIPAL CASH        CASH
                                                                                           PLUS          MANAGEMENT     MANAGEMENT
------------------------------------------------------------------------------------------------------------------------------------

INVESTMENT INCOME ($):

INTEREST INCOME                                                                           2,815               3,847        19,197

EXPENSES:

Management fee--Note 2(a)                                                                   357                 522          2,518

Distribution fees--Note 2(b):

  Investor Shares                                                                           100                  22            237

  Administrative Shares                                                                      28                   2             27

  Participant Shares                                                                         29                   1            268

TOTAL EXPENSES                                                                              514                 547          3,050

INVESTMENT INCOME--NET                                                                    2,301               3,300         16,147
------------------------------------------------------------------------------------------------------------------------------------

NET REALIZED GAIN (LOSS) ON

  INVESTMENTS--NOTE 1(B) ($)                                                                 24                  --              62

NET INCREASE IN NET ASSETS
  RESULTING FROM OPERATIONS                                                               2,325               3,300          16,209

SEE NOTES TO FINANCIAL STATEMENTS.

                                                                 The Funds

STATEMENT OF CHANGES IN NET ASSETS

(amounts in thousands)

                                                            DREYFUS CASH MANAGEMENT              DREYFUS CASH MANAGEMENT PLUS, INC.
                                                             -----------------------             ---------------------------------
                                                    SIX MONTHS ENDED         YEAR ENDED        SIX MONTHS ENDED          YEAR ENDED
                                                       JULY 31, 2002        JANUARY 31,           JULY 31, 2002         JANUARY 31,
                                                         (UNAUDITED)               2002             (UNAUDITED)                2002
------------------------------------------------------------------------------------------------------------------------------------

OPERATIONS ($):

Investment income--net                                       145,475            477,753                304,876               709,589

Net realized gain (loss) on investments                           --                336                    (37)                 485

NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS                                 145,475            478,089                 304,839             710,074
------------------------------------------------------------------------------------------------------------------------------------

DIVIDENDS TO SHAREHOLDERS FROM ($):

Investment income--net:

   Institutional Shares                                    (126,579)          (414,430)               (273,416)           (647,891)

   Investor Shares                                          (12,906)           (43,466)                (16,103)            (36,292)

   Administrative Shares                                     (4,574)           (10,756)                 (9,903)            (11,025)

   Participant Shares                                        (1,416)            (9,101)                 (5,454)            (14,381)

TOTAL DIVIDENDS                                            (145,475)          (477,753)               (304,876)           (709,589)
------------------------------------------------------------------------------------------------------------------------------------

BENEFICIAL INTEREST/CAPITAL STOCK
   TRANSACTIONS ($1.00 per share):

Net proceeds from shares sold:

   Institutional Shares                                   62,929,737       108,595,273              116,974,152          195,539,966

   Investor Shares                                         6,093,223         8,366,746                5,480,510            6,063,282

   Administrative Shares                                   1,705,348         3,572,869                4,417,453            4,314,907

   Participant Shares                                        434,205           999,116                1,286,976            1,614,817

Dividends reinvested:

   Institutional Shares                                       42,323           125,040                  124,758              267,566

   Investor Shares                                             6,357            23,160                   15,046               32,051

   Administrative Shares                                       2,598             4,452                    7,716                6,305

   Participant Shares                                            883             2,159                    5,255               13,692

Cost of shares redeemed:

   Institutional Shares                                 (63,351,556)      (104,586,113)           (116,591,494)       (178,981,470)

   Investor Shares                                       (5,594,445)        (8,070,028)             (4,586,215)         (5,297,675)

   Administrative Shares                                 (1,665,743)        (3,196,431)             (4,154,121)         (3,427,468)

   Participant Shares                                      (417,145)        (1,001,778)               (932,324)         (1,567,495)

INCREASE (DECREASE) IN NET ASSETS FROM
   BENEFICIAL INTEREST/CAPITAL STOCK TRANSACTIONS            185,785          4,834,465               2,047,712          18,578,478

TOTAL INCREASE (DECREASE) IN NET ASSETS                      185,785          4,834,801               2,047,675          18,578,963
------------------------------------------------------------------------------------------------------------------------------------

NET ASSETS ($):

Beginning of Period                                       15,253,496        10,418,695               30,149,278         11,570,315

END OF PERIOD                                             15,439,281         15,253,496              32,196,953          30,149,278

SEE NOTES TO FINANCIAL STATEMENTS.


                                                                 DREYFUS GOVERNMENT                       DREYFUS GOVERNMENT
                                                                    CASH MANAGEMENT                    PRIME CASH MANAGEMENT
                                                                ---------------------                ----------------------------

                                                    SIX MONTHS ENDED        YEAR ENDED          SIX MONTHS ENDED         YEAR ENDED
                                                       JULY 31, 2002       JANUARY 31,             JULY 31, 2002        JANUARY 31,
                                                         (UNAUDITED)              2002               (UNAUDITED)               2002
------------------------------------------------------------------------------------------------------------------------------------

OPERATIONS ($):

Investment income--net                                       114,865           259,840                     8,908             27,375

Net realized gain (loss) on investments                           62               (53)                      (4)                 22

NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS                                 114,927           259,787                     8,904             27,397
------------------------------------------------------------------------------------------------------------------------------------

DIVIDENDS TO SHAREHOLDERS FROM ($):

Investment income--net:

   Institutional Shares                                     (89,661)         (204,320)                   (3,354)            (10,955)

   Investor Shares                                          (13,377)          (32,870)                   (2,001)             (2,586)

   Administrative Shares                                     (7,569)          (13,631)                     (865)               (749)

   Participant Shares                                        (4,258)           (9,019)                   (2,688)            (13,085)

TOTAL DIVIDENDS                                            (114,865)         (259,840)                   (8,908)            (27,375)
------------------------------------------------------------------------------------------------------------------------------------

BENEFICIAL INTEREST TRANSACTIONS ($1.00 per share):

Net proceeds from shares sold:

   Institutional Shares                                   35,945,684        39,634,599                   625,314          1,249,360

   Investor Shares                                         5,037,972         8,504,933                   415,457            341,509

   Administrative Shares                                   1,805,194         2,223,305                   781,995            517,756

   Participant Shares                                        875,777         2,019,203                   596,043          1,985,414

Dividends reinvested:

   Institutional Shares                                       41,693            82,919                     2,424              9,625

   Investor Shares                                            11,449            23,586                     1,482              2,380

   Administrative Shares                                       3,576             7,001                       819                604

   Participant Shares                                          3,021             7,871                     2,560             12,768

Cost of shares redeemed:

   Institutional Shares                                 (33,755,315)      (36,732,284)                 (694,567)         (1,187,197)

   Investor Shares                                       (4,671,970)       (7,660,783)                 (360,720)           (212,640)

   Administrative Shares                                 (1,535,722)       (1,677,728)                 (692,115)           (438,096)

   Participant Shares                                      (825,148)       (1,552,985)                 (645,096)         (1,919,117)

INCREASE (DECREASE) IN NET ASSETS FROM
   BENEFICIAL INTEREST TRANSACTIONS                        2,936,211         4,879,637                    33,596            362,366

TOTAL INCREASE (DECREASE) IN NET ASSETS                    2,936,273         4,879,584                    33,592            362,388
------------------------------------------------------------------------------------------------------------------------------------

NET ASSETS ($):

Beginning of Period                                        9,705,619         4,826,035                  1,041,321           678,933

END OF PERIOD                                             12,641,892         9,705,619                 1,074,913          1,041,321

SEE NOTES TO FINANCIAL STATEMENTS.

                                                                 The Funds

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)

(amounts in thousands)

                                                           DREYFUS TREASURY                            DREYFUS TREASURY PRIME
                                                            CASH MANAGEMENT                                CASH MANAGEMENT
                                                       ------------------------------                  -----------------------
                                              SIX MONTHS ENDED            YEAR ENDED         SIX MONTHS ENDED            YEAR ENDED
                                                 JULY 31, 2002           JANUARY 31,            JULY 31, 2002           JANUARY 31,
                                                   (UNAUDITED)                  2002              (UNAUDITED)                  2002
------------------------------------------------------------------------------------------------------------------------------------

OPERATIONS ($):

Investment income--net                                  40,074               113,977                    39,066              130,809

Net realized gain (loss) on investments                    108                   410                        (5)                 848

NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS                            40,182               114,387                   39,061               131,657
------------------------------------------------------------------------------------------------------------------------------------

DIVIDENDS TO SHAREHOLDERS FROM ($):

Investment income--net:

   Institutional Shares                               (28,774)              (83,305)                 (25,779)              (84,481)

   Investor Shares                                     (9,032)              (25,635)                  (9,146)              (24,886)

   Administrative Shares                               (1,486)               (1,156)                    (914)               (1,145)

   Participant Shares                                    (782)               (3,881)                  (3,227)              (20,297)

TOTAL DIVIDENDS                                       (40,074)             (113,977)                 (39,066)             (130,809)
------------------------------------------------------------------------------------------------------------------------------------

BENEFICIAL INTEREST TRANSACTIONS ($1.00 per share):

Net proceeds from shares sold:

   Institutional Shares                             15,583,483            23,721,628                5,691,078            56,318,445

   Investor Shares                                   3,948,354             6,111,052                2,637,626             4,726,123

   Administrative Shares                               611,837               348,107                  235,701               259,799

   Participant Shares                                  126,052               475,395                  815,607               976,078

Dividends reinvested:

   Institutional Shares                                  5,420                15,888                   11,004                26,180

   Investor Shares                                       2,873                 7,602                    6,717                11,453

   Administrative Shares                                 1,365                 1,066                      871                 1,025

   Participant Shares                                      266                   757                      969                 2,377

Cost of shares redeemed:

   Institutional Shares                           (14,690,909)          (23,088,161)              (6,044,799)           (54,949,539)

   Investor Shares                                 (3,860,629)           (5,754,740)              (2,398,125)            (3,939,425)

   Administrative Shares                             (635,168)             (244,469)                (163,900)              (209,144)

   Participant Shares                                (138,569)             (474,716)                (975,722)            (1,065,526)

INCREASE (DECREASE) IN NET ASSETS FROM
   BENEFICIAL INTEREST TRANSACTIONS                    954,375             1,119,409                (182,973)             2,157,846

TOTAL INCREASE (DECREASE) IN NET ASSETS                954,483             1,119,819                (182,978)             2,158,694
------------------------------------------------------------------------------------------------------------------------------------

NET ASSETS ($):

Beginning of Period                                  4,069,434             2,949,615                5,215,327             3,056,633

END OF PERIOD                                        5,023,917             4,069,434                5,032,349             5,215,327

SEE NOTES TO FINANCIAL STATEMENTS.



                                          DREYFUS MUNICIPAL CASH       DREYFUS NEW YORK MUNICIPAL            DREYFUS TAX EXEMPT
                                             MANAGEMENT PLUS                 CASH MANAGEMENT                   CASH MANAGEMENT
                                     --------------------------------------------------------------------------------------------
                                     SIX MONTHS ENDED  YEAR ENDED  SIX MONTHS ENDED  YEAR ENDED  SIX MONTHS ENDED     YEAR ENDED
                                        JULY 31, 2002  JANUARY 31,  JULY 31, 2002  JANUARY 31,  JULY 31, 2002          JANUARY 31,
                                          (UNAUDITED)         2002     (UNAUDITED)       2002      (UNAUDITED)               2002
------------------------------------------------------------------------------------------------------------------------------------

OPERATIONS ($):

IInvestment income--net                         2,301        5,628        3,300         9,942        16,147              48,692

Net realized gain (loss) on investments            24           22          --            --             62                 152

Net unrealized appreciation
   (depreciation) on investments                   --          (6)          --            --             --                (25)

NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS                    2,325        5,644        3,300         9,942        16,209              48,819
------------------------------------------------------------------------------------------------------------------------------------

DIVIDENDS TO SHAREHOLDERS FROM ($):

Investment income--net:

   Institutional Shares                       (1,419)       (3,914)      (3,189)       (9,341)       (14,183)            (41,493)

   Investor Shares                              (453)       (1,222)         (90)         (468)        (1,021)             (3,814)

   Administrative Shares                        (359)         (168)         (18)         (119)          (331)               (200)

   Participant Shares                            (70)         (324)          (3)          (14)          (612)             (3,185)

TOTAL DIVIDENDS                               (2,301)       (5,628)       (3,300)       (9,942)       (16,147)            (48,692)
------------------------------------------------------------------------------------------------------------------------------------

BENEFICIAL INTEREST TRANSACTIONS
   ($1.00 per share):

Net proceeds from shares sold:

   Institutional Shares                       708,765     1,028,974       482,226     1,008,008      5,694,746          10,073,793

   Investor Shares                            235,102       378,240         8,203        47,151        449,062             860,612

   Administrative Shares                      101,133        89,519        29,090       106,901        169,569              52,282

   Participant Shares                           7,022        26,521           940         2,462        251,012             378,861

Dividends reinvested:

   Institutional Shares                         1,013         2,783           844         3,011          5,871              15,514

   Investor Shares                                379           974             1           451            431               1,833

   Administrative Shares                          358           167            18           107            331                 182

   Participant Shares                              70           324             --           12            --                  --

Cost of shares redeemed:

   Institutional Shares                     (553,590)    (1,039,967)      (651,869)    (752,509      (5,549,758)         (9,747,664)

   Investor Shares                          (198,877)      (361,421)        (6,321)    (42,752)        (440,513)           (821,988)

   Administrative Shares                    (116,286)      (18,739)        (30,320)   (103,785)         (79,443)            (45,593)

   Participant Shares                         (8,265)      (25,343)           (617)     (2,935)        (229,510)           (395,521)

INCREASE (DECREASE) IN NET ASSETS FROM
   BENEFICIAL INTEREST TRANSACTIONS           176,824       82,032         (167,805)    266,122         271,798             372,311

TOTAL INCREASE (DECREASE) IN NET ASSETS       176,848       82,048         (167,805)    266,122         271,860             372,438
------------------------------------------------------------------------------------------------------------------------------------

NET ASSETS ($):

Beginning of Period                           274,592      192,544          608,960     342,838       2,232,294           1,859,856

END OF PERIOD                                 451,440      274,592          441,155     608,960       2,504,154           2,232,294

SEE NOTES TO FINANCIAL STATEMENTS.

                                                                 The Funds



FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information reflects financial results for a single fund share. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been derived from the fund's financial statements.

                                                PER SHARE DATA ($)                             RATIOS/SUPPLEMENTAL DATA (%)
                                 ------------------------------------------------           ------------------------------------
                                                                                                       RATIO OF NET
                                 NET ASSET             DIVIDENDS    NET ASSET               RATIO OF   INVESTMENT   NET  ASSETS
                                     VALUE      NET     FROM NET    VALUE                   EXPENSES   INCOME TO      END OF
                                 BEGINNING  INVESTMENT  INVESTMENT  END       TOTAL       TO AVERAGE   AVERAGE        PERIOD
                                 OF PERIOD    INCOME     INCOME    OF PERIOD  RETURN (%)  NET ASSETS  NET ASSETS  ($X1,000,000)

-----------------------------------------------------------------------------------------------------------------------------------

DREYFUS CASH MANAGEMENT

INSTITUTIONAL SHARES

Six Months Ended July 31, 2002
(Unaudited)                        1.00      .009    (.009)        1.00   1.81(a)          .20(a)     1.80(a)        12,880

Year Ended January 31,

  2002                             1.00      .037    (.037)        1.00      3.77           .20       3.64           13,260

  2001                             1.00      .063    (.063)        1.00      6.46           .20       6.24            9,125

  2000                             1.00      .051    (.051)        1.00      5.19           .20       5.12            9,015

  1999                             1.00      .053    (.053)        1.00      5.45           .20       5.32            6,273

  1998                             1.00      .054    (.054)        1.00      5.58           .20       5.45            4,103

INVESTOR SHARES

Six Months Ended July 31, 2002
(Unaudited)                        1.00      .008    (.008)        1.00   1.55(a)          .45(a)     1.55(a)         1,792

Year Ended January 31,

  2002                             1.00      .035    (.035)        1.00      3.51           .45       3.39            1,286

  2001                             1.00      .060    (.060)        1.00      6.19           .45       5.99              967

  2000                             1.00      .048    (.048)        1.00      4.93           .45       4.88              678

  1999                             1.00      .051    (.051)        1.00      5.19           .45       5.07              462

  1998                             1.00      .052    (.052)        1.00      5.31           .45       5.18              464

ADMINISTRATIVE SHARES

Six Months Ended July 31, 2002
(Unaudited)                        1.00      .008    (.008)        1.00   1.71(a)           .30(a)    1.70(a)           549

Year Ended January 31,

  2002                             1.00      .036    (.036)        1.00      3.67           .30       3.54              506

  2001                             1.00      .062    (.062)        1.00      6.35           .30       6.14              126

  2000                             1.00      .050    (.050)        1.00      5.08           .30       5.02              173

  1999                             1.00      .052    (.052)        1.00      5.34           .30       5.22              195

  1998                             1.00      .053    (.053)        1.00      5.48           .30       5.37                2

PARTICIPANT SHARES

Six Months Ended July 31, 2002
(Unaudited)                        1.00      .007    (.007)        1.00   1.41(a)           .60(a)    1.40(a)            219

Year Ended January 31,

  2002                             1.00      .033    (.033)        1.00      3.36           .60       3.24               201

  2001                             1.00      .059    (.059)        1.00      6.04           .60       5.84               202

  2000                             1.00      .047    (.047)        1.00      4.77           .60       4.72               216

  1999                             1.00      .049    (.049)        1.00      5.03           .60       4.92                65

  1998                             1.00      .050    (.050)        1.00      5.16           .60       5.21                99

(A)  ANNUALIZED.

SEE NOTES TO FINANCIAL STATEMENTS.




                                                  PER SHARE DATA ($)                             RATIOS/SUPPLEMENTAL DATA (%)
                                   ------------------------------------------------           ------------------------------------
                                                                                                         RATIO OF NET
                                   NET ASSET             DIVIDENDS    NET ASSET               RATIO OF   INVESTMENT   NET  ASSETS
                                       VALUE      NET     FROM NET    VALUE                   EXPENSES   INCOME TO      END OF
                                   BEGINNING  INVESTMENT  INVESTMENT  END       TOTAL       TO AVERAGE   AVERAGE        PERIOD
                                   OF PERIOD    INCOME     INCOME    OF PERIOD  RETURN (%)  NET ASSETS  NET ASSETS  ($X1,000,000)

-----------------------------------------------------------------------------------------------------------------------------------

DREYFUS CASH MANAGEMENT PLUS, INC.

INSTITUTIONAL SHARES

Six Months Ended July 31, 2002
(Unaudited)                          1.00      .010    (.010)        1.00   1.96(a)           .20(a)      1.94(a)        27,686

Year Ended January 31,

  2002                               1.00      .038    (.038)        1.00      3.91            .20         3.54          27,179

  2001                               1.00      .063    (.063)        1.00      6.49            .20         6.33          10,352

  2000                               1.00      .051    (.051)        1.00      5.22            .20         5.08           6,524

  1999                               1.00      .054    (.054)        1.00      5.50            .20         5.36           7,448

  1998                               1.00      .055    (.055)        1.00      5.64            .20         5.50           5,793

INVESTOR SHARES

Six Months Ended July 31, 2002
(Unaudited)                          1.00      .008    (.008)        1.00   1.69(a)            .45(a)      1.69(a)        2,456

Year Ended January 31,

  2002                               1.00      .036    (.036)        1.00      3.66             .45        3.29           1,547

  2001                               1.00      .061    (.061)        1.00      6.23             .45        6.08             749

  2000                               1.00      .048    (.048)        1.00      4.95             .45        4.84             697

  1999                               1.00      .051    (.051)        1.00      5.24             .45        5.12             690

  1998                               1.00      .053    (.053)        1.00      5.38             .45        5.25             750

ADMINISTRATIVE SHARES

Six Months Ended July 31, 2002
(Unaudited)                          1.00      .009    (.009)        1.00   1.86(a)             .30(a)     1.84(a)         1,203

Year Ended January 31,

  2002                               1.00      .037    (.037)        1.00      3.81             .30        3.44              932

  2001                               1.00      .062    (.062)        1.00      6.39             .30        6.23               39

  2000                               1.00      .050    (.050)        1.00      5.12             .30        4.99               30

  1999                               1.00      .053    (.053)        1.00      5.39             .30        5.26               31

  1998                               1.00      .054    (.054)        1.00      5.54             .30        5.40               26

PARTICIPANT SHARES

Six Months Ended July 31, 2002
(Unaudited)                          1.00      .008    (.008)        1.00   1.55(a)             .60(a)     1.54(a)           851

Year Ended January 31,

  2002                               1.00      .034    (.034)        1.00      3.50              .60       3.14              491

  2001                               1.00      .059    (.059)        1.00      6.07              .60       5.93              430

  2000                               1.00      .047    (.047)        1.00      4.80              .60       4.70              186

  1999                               1.00      .050    (.050)        1.00      5.07              .60       4.96               67

  1998                               1.00      .051    (.051)        1.00      5.22              .60       5.10               15

(A)  ANNUALIZED.

SEE NOTES TO FINANCIAL STATEMENTS.

                                                                 The Funds



FINANCIAL HIGHLIGHTS (CONTINUED)

                                                 PER SHARE DATA ($)                             RATIOS/SUPPLEMENTAL DATA (%)
                                   ------------------------------------------------           ------------------------------------
                                                                                                         RATIO OF NET
                                   NET ASSET             DIVIDENDS    NET ASSET               RATIO OF   INVESTMENT   NET  ASSETS
                                       VALUE      NET     FROM NET    VALUE                   EXPENSES   INCOME TO      END OF
                                   BEGINNING  INVESTMENT  INVESTMENT  END       TOTAL       TO AVERAGE   AVERAGE        PERIOD
                                   OF PERIOD    INCOME     INCOME    OF PERIOD  RETURN (%)  NET ASSETS  NET ASSETS  ($X1,000,000)
-----------------------------------------------------------------------------------------------------------------------------------

DREYFUS GOVERMENT CASH MANAGEMENT

INSTITUTIONAL SHARES

Six Months Ended July 31, 2002
(Unaudited)                           1.00      .010    (.010)        1.00   1.94(a)          .20(a)       1.93(a)         9,281

Year Ended January 31,

  2002                                1.00      .037    (.037)        1.00      3.81           .20         3.55            7,049

  2001                                1.00      .061    (.061)        1.00      6.28           .20         6.08            4,064

  2000                                1.00      .049    (.049)        1.00      5.00           .20         4.88            3,573

  1999                                1.00      .052    (.052)        1.00      5.35           .20         5.22            4,019

  1998                                1.00      .054    (.054)        1.00      5.55           .20         5.41            4,137

INVESTOR SHARES

Six Months Ended July 31, 2002
(Unaudited)                           1.00      .008    (.008)        1.00   1.69(a)           .45(a)      1.68(a)         1,888

Year Ended January 31,

  2002                                1.00      .035    (.035)        1.00      3.55           .45         3.30            1,510

  2001                                1.00      .059    (.059)        1.00      6.01           .45         5.83              643

  2000                                1.00      .046    (.046)        1.00      4.74           .45         4.62              504

  1999                                1.00      .050    (.050)        1.00      5.08           .45         4.96              811

  1998                                1.00      .052    (.052)        1.00      5.28           .45         5.16              779

ADMINISTRATIVE SHARES

Six Months Ended July 31, 2002
(Unaudited)                           1.00      .009    (.009)        1.00   1.84(a)           .30(a)      1.83(a)           896

Year Ended January 31,

  2002                                1.00      .036    (.036)        1.00      3.71           .30         3.45              623

  2001                                1.00      .060    (.060)        1.00      6.17           .30         5.98               70

  2000                                1.00      .048    (.048)        1.00      4.89           .30         4.78               19

  1999                                1.00      .051    (.051)        1.00      5.24           .30         5.12               52

  1998                                1.00      .053    (.053)        1.00      5.44           .30         5.31              236

PARTICIPANT SHARES

Six Months Ended July 31, 2002
(Unaudited)                           1.00      .008    (.008)        1.00   1.53(a)           .60(a)      1.53(a)           577

Year Ended January 31,

  2002                                1.00      .033    (.033)        1.00      3.40           .60         3.15              523

  2001                                1.00      .057    (.057)        1.00      5.85           .60         5.68               49

  2000                                1.00      .045    (.045)        1.00      4.58           .60         4.48               43

  1999                                1.00      .048    (.048)        1.00      4.93           .60         4.81              270

  1998                                1.00      .050    (.050)        1.00      5.13           .60         5.01               31

(A)  ANNUALIZED.

SEE NOTES TO FINANCIAL STATEMENTS.





                                                 PER SHARE DATA ($)                             RATIOS/SUPPLEMENTAL DATA (%)
                                   ------------------------------------------------           ------------------------------------
                                                                                                         RATIO OF NET
                                   NET ASSET             DIVIDENDS    NET ASSET               RATIO OF   INVESTMENT   NET  ASSETS
                                       VALUE      NET     FROM NET    VALUE                   EXPENSES   INCOME TO      END OF
                                   BEGINNING  INVESTMENT  INVESTMENT  END       TOTAL       TO AVERAGE   AVERAGE        PERIOD
                                   OF PERIOD    INCOME     INCOME    OF PERIOD  RETURN (%)  NET ASSETS  NET ASSETS  ($X1,000,000)
-----------------------------------------------------------------------------------------------------------------------------------

DREYFUS GOVERNMENT PRIME CASH MANAGEMENT

INSTITUTIONAL SHARES

Six Months Ended July 31, 2002
(Unaudited)                           1.00      .009    (.009)        1.00   1.77(a)          .20(a)       1.76(a)           293

Year Ended January 31,

  2002                                1.00      .035    (.035)        1.00      3.56           .20         3.39              360

  2001                                1.00      .061    (.061)        1.00      6.27           .20         5.99              288

  2000                                1.00      .049    (.049)        1.00      5.04           .20         4.98              397

  1999 (b)                            1.00      .048    (.048)        1.00   5.33(a)           .20(a)      5.20(a)           194

INVESTOR SHARES

Six Months Ended July 31, 2002
(Unaudited)                           1.00      .007    (.007)        1.00   1.51(a)           .45(a)      1.51(a)           253

Year Ended January 31,

  2002                                1.00      .033    (.033)        1.00      3.31            .45        3.14              196

  2001                                1.00      .058    (.058)        1.00      6.00            .45        5.74               65

  2000                                1.00      .047    (.047)        1.00      4.78            .45        4.73               39

  1999 (b)                            1.00      .046    (.046)        1.00   5.06(a)            .45(a)     4.95(a)            15

ADMINISTRATIVE SHARES

Six Months Ended July 31, 2002
(Unaudited)                           1.00      .008    (.008)        1.00   1.65(a)            .30(a)     1.66(a)           177

Year Ended January 31,

  2002                                1.00      .034    (.034)        1.00      3.46            .30        3.29               86

  2001                                1.00      .060    (.060)        1.00      6.16            .30        5.89                6

  2000                                1.00      .048    (.048)        1.00      4.95            .30        4.88                1

  1999 (b)                            1.00      .047    (.047)        1.00   5.22(a)            .30(a)     5.10(a)             2

PARTICIPANT SHARES

Six Months Ended July 31, 2002
(Unaudited)                           1.00      .007    (.007)        1.00   1.37(a)            .60(a)     1.36(a)           353

Year Ended January 31,

  2002                                1.00      .031    (.031)        1.00      3.15             .60       2.99              399

  2001                                1.00      .057    (.057)        1.00      5.84             .60       5.59              320

  2000                                1.00      .045    (.045)        1.00      4.63             .60       4.58              196

  1999 (b)                            1.00      .045    (.045)        1.00   4.90(a)             .60(a)    4.80(a)           163

(A)  ANNUALIZED.

(B)  FROM FEBRUARY 27, 1998 (COMMENCEMENT OF OPERATIONS) TO JANUARY 31, 1999.

SEE NOTES TO FINANCIAL STATEMENTS.

                                                                 The Funds



FINANCIAL HIGHLIGHTS (CONTINUED)

                                                 PER SHARE DATA ($)                             RATIOS/SUPPLEMENTAL DATA (%)
                                   ------------------------------------------------           ------------------------------------
                                                                                                         RATIO OF NET
                                   NET ASSET             DIVIDENDS    NET ASSET               RATIO OF   INVESTMENT   NET  ASSETS
                                       VALUE      NET     FROM NET    VALUE                   EXPENSES   INCOME TO      END OF
                                   BEGINNING  INVESTMENT  INVESTMENT  END       TOTAL       TO AVERAGE   AVERAGE        PERIOD
                                   OF PERIOD    INCOME     INCOME    OF PERIOD  RETURN (%)  NET ASSETS  NET ASSETS  ($X1,000,000)
----------------------------------------------------------------------------------------------------------------------------------

DREYFUS TREASURY CASH MANAGEMENT

INSTITUTIONAL SHARES

Six Months Ended July 31, 2002
(Unaudited)                          1.00      .009    (.009)        1.00   1.75(a)         .20(a)       1.75(a)         3,685

Year Ended January 31,

  2002                               1.00      .036    (.036)        1.00      3.62          .20         3.42            2,787

  2001                               1.00      .060    (.060)        1.00      6.12          .20         5.93            2,138

  2000                               1.00      .048    (.048)        1.00      4.88          .20         4.76            1,879

  1999                               1.00      .051    (.051)        1.00      5.21          .20         5.09            2,865

  1998                               1.00      .053    (.053)        1.00      5.42          .20         5.30            2,921

INVESTOR SHARES

Six Months Ended July 31, 2002
(Unaudited)                          1.00      .007    (.007)        1.00   1.51(a)        .45(a)      1.50(a)           1,126

Year Ended January 31,

  2002                               1.00      .033    (.033)        1.00      3.36          .45         3.17            1,035

  2001                               1.00      .057    (.057)        1.00      5.86          .45         5.68              671

  2000                               1.00      .045    (.045)        1.00      4.62          .45         4.53              472

  1999                               1.00      .048    (.048)        1.00      4.95          .45         4.84              538

  1998                               1.00      .051    (.051)        1.00      5.17          .45         5.07              597

ADMINISTRATIVE SHARES

Six Months Ended July 31, 2002
(Unaudited)                          1.00      .008    (.008)        1.00   1.65(a)        .30(a)      1.65(a)             105

Year Ended January 31,

  2002                               1.00      .035    (.035)        1.00      3.52          .30        3.32               127

  2001                               1.00      .059    (.059)        1.00      6.02          .30        5.83                22

  2000                               1.00      .047    (.047)        1.00      4.78          .30        4.66                23

  1999                               1.00      .050    (.050)        1.00      5.10          .30        4.99                17

  1998                               1.00      .052    (.052)        1.00      5.32          .30        5.20               --(b)

PARTICIPANT SHARES

Six Months Ended July 31, 2002
(Unaudited)                          1.00      .007    (.007)        1.00   1.35(a)        .60(a)     1.35(a)              108

Year Ended January 31,

  2002                               1.00      .032    (.032)        1.00      3.21          .60       3.02                121

  2001                               1.00      .056    (.056)        1.00      5.70          .60       5.53                119

  2000                               1.00      .044    (.044)        1.00      4.46          .60       4.36                 33

  1999                               1.00      .047    (.047)        1.00      4.79          .60       4.68                126

  1998                               1.00      .049    (.049)        1.00      5.00          .60       4.90                102

(A)  ANNUALIZED.

(B)  AMOUNT IS LESS THAN $1 MILLION.

SEE NOTES TO FINANCIAL STATEMENTS.





                                                 PER SHARE DATA ($)                             RATIOS/SUPPLEMENTAL DATA (%)
                                   ------------------------------------------------           ------------------------------------
                                                                                                         RATIO OF NET
                                   NET ASSET             DIVIDENDS    NET ASSET               RATIO OF   INVESTMENT   NET  ASSETS
                                       VALUE      NET     FROM NET    VALUE                   EXPENSES   INCOME TO      END OF
                                   BEGINNING  INVESTMENT  INVESTMENT  END       TOTAL       TO AVERAGE   AVERAGE        PERIOD
                                   OF PERIOD    INCOME     INCOME    OF PERIOD  RETURN (%)  NET ASSETS  NET ASSETS  ($X1,000,000)
------------------------------------------------------------------------------------------------------------------------------------

DREYFUS TREASURY PRIME CASH MANAGEMENT

INSTITUTIONAL SHARES

Six Months Ended July 31, 2002
(Unaudited)                          1.00      .008    (.008)        1.00   1.71(a)          .20(a)      1.71(a)         2,989

Year Ended January 31,

  2002                               1.00      .036    (.036)        1.00      3.68             .20      3.40            3,331

  2001                               1.00      .058    (.058)        1.00      5.94             .20      5.74            1,936

  2000                               1.00      .046    (.046)        1.00      4.72             .20      4.61            2,227

  1999                               1.00      .050    (.050)        1.00      5.07             .20      4.96            2,784

  1998                               1.00      .052    (.052)        1.00      5.30             .20      5.17            2,907

INVESTOR SHARES

Six Months Ended July 31, 2002
(Unaudited)                          1.00      .007    (.007)        1.00   1.45(a)          .45(a)   1.46(a)            1,546

Year Ended January 31,

  2002                               1.00      .034    (.034)        1.00      3.42            .45      3.15             1,300

  2001                               1.00      .055    (.055)        1.00      5.68            .45      5.49               502

  2000                               1.00      .044    (.044)        1.00      4.46            .45      4.36               412

  1999                               1.00      .047    (.047)        1.00      4.81            .45      4.71               434

  1998                               1.00      .049    (.049)        1.00      5.03            .45      4.91               304

ADMINISTRATIVE SHARES

Six Months Ended July 31, 2002
(Unaudited)                          1.00      .008    (.008)        1.00   1.61(a)          .30(a)   1.61(a)              134

Year Ended January 31,

  2002                               1.00      .035    (.035)        1.00      3.57            .30      3.30                62

  2001                               1.00      .057    (.057)        1.00      5.84            .30      5.64                10

  2000                               1.00      .045    (.045)        1.00      4.62            .30      4.51                19

  1999                               1.00      .049    (.049)        1.00      4.97            .30      4.86                56

  1998                               1.00      .051    (.051)        1.00      5.19            .30      5.10                 7

PARTICIPANT SHARES

Six Months Ended July 31, 2002
(Unaudited)                          1.00      .006    (.006)        1.00   1.31(a)          .60(a)   1.31(a)              363

Year Ended January 31,

  2002                               1.00      .032    (.032)        1.00      3.26            .60      3.00               522

  2001                               1.00      .054    (.054)        1.00      5.52            .60      5.34               609

  2000                               1.00      .042    (.042)        1.00      4.31            .60      4.23               138

  1999                               1.00      .046    (.046)        1.00      4.65            .60      4.56               132

  1998                               1.00      .048    (.048)        1.00      4.88            .60      4.79               110

(A)  ANNUALIZED.

SEE NOTES TO FINANCIAL STATEMENTS.

                                                                 The Funds





FINANCIAL HIGHLIGHTS (CONTINUED)



                                                 PER SHARE DATA ($)                             RATIOS/SUPPLEMENTAL DATA (%)
                                   ------------------------------------------------           ------------------------------------
                                                                                                         RATIO OF NET
                                   NET ASSET             DIVIDENDS    NET ASSET               RATIO OF   INVESTMENT   NET  ASSETS
                                       VALUE      NET     FROM NET    VALUE                   EXPENSES   INCOME TO      END OF
                                   BEGINNING  INVESTMENT  INVESTMENT  END       TOTAL       TO AVERAGE   AVERAGE        PERIOD
                                   OF PERIOD    INCOME     INCOME    OF PERIOD  RETURN (%)  NET ASSETS  NET ASSETS  ($X1,000,000)
------------------------------------------------------------------------------------------------------------------------------------

DREYFUS MUNICIPAL CASH MANAGEMENT PLUS

INSTITUTIONAL SHARES

Six Months Ended July 31, 2002
(Unaudited)                          1.00      .007    (.007)        1.00   1.39(a)         .20(a)      1.37(a)           281

Year Ended January 31,

  2002                               1.00      .026    (.026)        1.00      2.59           .20          2.52           125

  2001                               1.00      .039    (.039)        1.00      4.01           .20          3.94           133

  2000                               1.00      .031    (.031)        1.00      3.18           .20          3.12           129

  1999                               1.00      .033    (.033)        1.00      3.37           .20          3.31           208

  1998                               1.00      .035    (.035)        1.00      3.59           .20          3.53           134

INVESTOR SHARES

Six Months Ended July 31, 2002
(Unaudited)                            1.00      .006    (.006)        1.00   1.13(a)        .45(a)       1.12(a)            99

Year Ended January 31,

  2002                               1.00      .023    (.023)        1.00      2.34           .45          2.27            63

  2001                               1.00      .037    (.037)        1.00      3.75           .45          3.69            45

  2000                               1.00      .029    (.029)        1.00      2.93           .45          2.86            49

  1999                               1.00      .031    (.031)        1.00      3.12           .45          3.07            50

  1998                               1.00      .033    (.033)        1.00      3.34           .45          3.26            47

ADMINISTRATIVE SHARES

Six Months Ended July 31, 2002
(Unaudited)                          1.00      .006    (.006)        1.00   1.29(a)        .30(a)       1.27(a)            56

Year Ended January 31,

  2002                               1.00      .025    (.025)        1.00      2.48           .30          2.42            71

  2001                               1.00      .038    (.038)        1.00      3.91           .30          3.84         --(b)

  2000                               1.00      .030    (.030)        1.00      3.08           .30          3.02         --(b)

  1999                               1.00      .032    (.032)        1.00      3.27           .30          3.54         --(b)

  1998                               1.00      .034    (.034)        1.00      3.49           .30          3.53         --(b)

PARTICIPANT SHARES

Six Months Ended July 31, 2002
(Unaudited)                          1.00      .005    (.005)        1.00    .99(a)        .60(a)        .97(a)            14

Year Ended January 31,

  2002                               1.00      .022    (.022)        1.00      2.18           .60          2.12            16

  2001                               1.00      .035    (.035)        1.00      3.60           .60          3.54            14

  2000                               1.00      .027    (.027)        1.00      2.77           .60          2.72         --(b)

  1999                               1.00      .029    (.029)        1.00      2.97           .60          2.91            15

  1998                               1.00      .031    (.031)        1.00      3.18           .60          3.17             7

(A)  ANNUALIZED.

(B)  AMOUNT REPRESENTS LESS THAN $1 MILLION.

SEE NOTES TO FINANCIAL STATEMENTS.




                                                 PER SHARE DATA ($)                             RATIOS/SUPPLEMENTAL DATA (%)
                                   ------------------------------------------------           ------------------------------------
                                                                                                         RATIO OF NET
                                   NET ASSET             DIVIDENDS    NET ASSET               RATIO OF   INVESTMENT   NET  ASSETS
                                       VALUE      NET     FROM NET    VALUE                   EXPENSES   INCOME TO      END OF
                                   BEGINNING  INVESTMENT  INVESTMENT  END       TOTAL       TO AVERAGE   AVERAGE        PERIOD
                                   OF PERIOD    INCOME     INCOME    OF PERIOD  RETURN (%)  NET ASSETS  NET ASSETS  ($X1,000,000)
------------------------------------------------------------------------------------------------------------------------------------

DREYFUS NEW YORK MUNICIPAL CASH MANAGEMENT

INSTITUTIONAL SHARES

Six Months Ended July 31, 2002
(Unaudited)                          1.00      .006    (.006)        1.00   1.29(a)         .20(a)      1.27(a)           419

Year Ended January 31,

  2002                               1.00      .024    (.024)        1.00      2.41            .20      2.24              588

  2001                               1.00      .038    (.038)        1.00      3.87            .20      3.80              330

  2000                               1.00      .030    (.030)        1.00      3.03            .20      2.98              265

  1999                               1.00      .031    (.031)        1.00      3.19            .20      3.12              268

  1998                               1.00      .034    (.034)        1.00      3.46            .20      3.40              196

INVESTOR SHARES

Six Months Ended July 31, 2002
(Unaudited)                          1.00      .005    (.005)        1.00   1.03(a)         .45(a)   1.02(a)               19

Year Ended January 31,

  2002                               1.00      .021    (.021)        1.00      2.15            .45      1.99               17

  2001                               1.00      .036    (.036)        1.00      3.61            .45      3.55               12

  2000                               1.00      .027    (.027)        1.00      2.77            .45      2.73               11

  1999                               1.00      .029    (.029)        1.00      2.93            .45      2.92                9

  1998                               1.00      .032    (.032)        1.00      3.20            .45      3.17               13

ADMINISTRATIVE SHARES

Six Months Ended July 31, 2002
(Unaudited)                          1.00      .006    (.006)        1.00   1.17(a)         .30(a)   1.17(a)                2

Year Ended January 31,

  2002                               1.00      .023    (.023)        1.00      2.30            .30      2.14                3

  2001                               1.00      .037    (.037)        1.00      3.77            .30      3.70            --(b)

  2000                               1.00      .029    (.029)        1.00      2.93            .30      2.88            --(b)

  1999                               1.00      .030    (.030)        1.00      3.09            .30      3.02            --(b)

  1998                               1.00      .033    (.033)        1.00      3.35            .30      3.30            --(b)

PARTICIPANT SHARES

Six Months Ended July 31, 2002
(Unaudited)                          1.00      .004    (.004)        1.00    .89(a)         .60(a)    .87(a)                1

Year Ended January 31,

  2002                               1.00      .020    (.020)        1.00      2.04           .60      1.84              --(b)

  2001                               1.00      .034    (.034)        1.00      3.46           .60      3.40                 1

  2000                               1.00      .026    (.026)        1.00      2.62           .60      2.58             --(b)

  1999                               1.00      .027    (.027)        1.00      2.78           .60      2.72                 1

  1998                               1.00      .030    (.030)        1.00      3.05           .60      3.01                 1

(A)  ANNUALIZED.

(B)  AMOUNT REPRESENTS LESS THAN $1 MILLION.

SEE NOTES TO FINANCIAL STATEMENTS.

                                                                 The Funds



FINANCIAL HIGHLIGHTS (CONTINUED)



                                                PER SHARE DATA ($)                             RATIOS/SUPPLEMENTAL DATA (%)
                                  ------------------------------------------------           ------------------------------------
                                                                                                        RATIO OF NET
                                  NET ASSET             DIVIDENDS    NET ASSET               RATIO OF   INVESTMENT   NET  ASSETS
                                      VALUE      NET     FROM NET    VALUE                   EXPENSES   INCOME TO      END OF
                                  BEGINNING  INVESTMENT  INVESTMENT  END       TOTAL       TO AVERAGE   AVERAGE        PERIOD
                                  OF PERIOD    INCOME     INCOME    OF PERIOD  RETURN (%)  NET ASSETS  NET ASSETS  ($X1,000,000)
------------------------------------------------------------------------------------------------------------------------------------

DREYFUS TAX EXEMPT CASH MANAGEMENT

INSTITUTIONAL SHARES

Six Months Ended July 31, 2002
(Unaudited)                           1.00      .007    (.007)        1.00   1.33(a)         .20(a)   1.32(a)         2,030

Year Ended January 31,

  2002                                1.00      .025    (.025)        1.00      2.50           .20      2.40         1,880

  2001                                1.00      .039    (.039)        1.00      3.95           .20      3.85         1,538

  2000                                1.00      .031    (.031)        1.00      3.11           .20      3.05         1,059

  1999                                1.00      .032    (.032)        1.00      3.26           .20      3.20         1,286

  1998                                1.00      .034    (.034)        1.00      3.50           .20      3.44         1,319

INVESTOR SHARES

Six Months Ended July 31, 2002
(Unaudited)                           1.00      .005    (.005)        1.00   1.09(a)        .45(a)   1.07(a)           204

Year Ended January 31,

  2002                                1.00      .022    (.022)        1.00      2.25           .45      2.15           195

  2001                                1.00      .036    (.036)        1.00      3.69           .45      3.60           154

  2000                                1.00      .028    (.028)        1.00      2.86           .45      2.80           223

  1999                                1.00      .030    (.030)        1.00      3.00           .45      2.96           161

  1998                                1.00      .032    (.032)        1.00      3.24           .45      3.22           149

ADMINISTRATIVE SHARES

Six Months Ended July 31, 2002
(Unaudited)                           1.00      .006    (.006)        1.00   1.23(a)     .   30(a)   1.22(a)            97

Year Ended January 31,

  2002                                1.00      .024    (.024)        1.00      2.40           .30      2.30             7

  2001                                1.00      .038    (.038)        1.00      3.85           .30      3.75         --(b)

  2000                                1.00      .030    (.030)        1.00      3.00           .30      2.95             2

  1999                                1.00      .031    (.031)        1.00      3.15           .30      2.95             1

  1998                                1.00      .033    (.033)        1.00      3.39           .30      3.35             1

PARTICIPANT SHARES

Six Months Ended July 31, 2002
(Unaudited)                           1.00      .005    (.005)        1.00    .93(a)        .60(a)    .92(a)           173

Year Ended January 31,

  2002                                1.00      .021    (.021)        1.00      2.10           .60      2.00           151

  2001                                1.00      .035    (.035)        1.00      3.54           .60      3.45           168

  2000                                1.00      .027    (.027)        1.00      2.70           .60      2.65           131

  1999                                1.00      .028    (.028)        1.00      2.85           .60      2.81            73

  1998                                1.00      .030    (.030)        1.00      3.09           .60      3.08            72

(A)  ANNUALIZED.

(B)  AMOUNT REPRESENTS LESS THAN $1 MILLION.

SEE NOTES TO FINANCIAL STATEMENTS.




NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1--Significant Accounting Policies:

Dreyfus Cash Management, Dreyfus Cash Management Plus, Inc., Dreyfus Government Cash Management, Dreyfus Government Prime Cash Management, Dreyfus Treasury Cash Management, Dreyfus Treasury Prime Cash Management, Dreyfus Municipal Cash Management Plus, Dreyfus New York Municipal Cash Management and Dreyfus Tax Exempt Cash Management, (each, a "fund" and collectively, the "funds") are open-end management investment companies registered under the Investment Company Act of 1940, as amended (the "Act"). Each fund, other than Dreyfus New York Municipal Cash Management, is a diversified series. Dreyfus New York Municipal Cash Management is a non-diversified series. Dreyfus Government Cash Management and Dreyfus Government Prime Cash Management are each a separate series of Dreyfus Government Cash Management Funds (the "Company") which currently offers two series. Each fund' s investment objective is to provide investors with as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity and, in the case of Dreyfus Municipal Cash Management Plus and Dreyfus Tax Exempt Cash Management only, which is exempt from federal income tax, and, in the case of Dreyfus New York Municipal Cash Management only, which is exempt from federal, New York state and New York city personal income taxes. The Dreyfus Corporation (the "Manager") serves as each fund' s investment adviser. The Manager is a direct subsidiary of Mellon Bank, N.A., which is a wholly-owned subsidiary of Mellon Financial Corporation.

Dreyfus Service Corporation (the "Distributor"), a wholly-owned subsidiary of the Manager, is the distributor of the funds' shares, which are sold to the public without a sales charge. Each fund offers the following classes of shares:
Institutional Shares, Investor Shares, Administrative Shares and Participant Shares. Investor Shares, Administrative Shares and Participant Shares are subject to a Service Plan adopted pursuant to Rule 12b-1 under the Act. Other differences between the classes include the services offered to and the expenses borne by each class and certain voting rights.

It is each fund's policy to maintain a continuous net asset value per share of $1.00; each fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so. There is no assurance, however, that any fund will be able to maintain a stable net asset value per share of $1.00.

Each fund' s financial statements are prepared in accordance with accounting principles generally accepted in the United States, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

(A) PORTFOLIO VALUATION: Investments in securities are valued at amortized cost, which has been determined by the funds' Board members to represent the fair value of each fund's investments.

(B) SECURITIES TRANSACTIONS AND INVESTMENT INCOME: Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on the identified cost basis. Interest income, adjusted for amortization of premium and discount on investments, is earned from settlement date and recognized on the accrual basis. Cost of investments represents amortized cost. Under the terms of the custody agreement, each fund receives net earnings credits based on available cash balances left on deposit. The following funds received net earnings credits during the period ended July 31, 2002:

Dreyfus Cash Management Plus, Inc.                                   84,079

Dreyfus Treasury Prime
Cash Management                                                       6,896

Dreyfus Municipal
Cash Management Plus                                                 12,587

Dreyfus New York
Municipal Cash Management                                            19,448

Dreyfus Tax Exempt
Cash Management                                                      66,914

Income earned under this arrangement is included in interest income.

                                                                 The Funds

NOTES TO FINANCIAL STATEMENTS (Unaudited) (CONTINUED)

Dreyfus New York Municipal Cash Management follows an investment policy of investing primarily in municipal obligations of one state. Economic changes affecting the state and certain of its public bodies and municipalities may affect the ability of issuers within the state to pay interest on, or repay principal of, municipal obligations held by the fund.

Dreyfus Cash Management, Dreyfus Cash Management Plus, Inc., Dreyfus Government Cash Management and Dreyfus Treasury Cash Management may enter into repurchase agreements with financial institutions, deemed to be creditworthy by the Manager, subject to the seller' s agreement to repurchase and the fund's agreement to resell such securities at a mutually agreed upon price. Securities purchased subject to repurchase agreements are deposited with the fund's custodians and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the fund will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the fund maintains the right to sell the underlying securities at market value and may claim any resulting loss against the seller.

(C) EXPENSES: With regards to the Company, expenses directly attributable to each series are charged to that series' operations; expenses which are applicable to both series are allocated between them.

(D) DIVIDENDS TO SHAREHOLDERS: It is the policy of each fund to declare dividends from investment income-net on each business day. Such dividends are paid monthly. Dividends from net realized capital gain, if any, are normally declared and paid annually, but each fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the "Code"). To the extent that net realized capital gain can be offset by capital loss carryovers, it is the policy of each fund not to distribute such gain.

(E) FEDERAL INCOME TAXES: It is the policy of each fund (except for Dreyfus Municipal Cash Management Plus, Dreyfus New York Municipal Cash Management and Dreyfus Tax Exempt Cash Management) to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

It is the policy of Dreyfus Municipal Cash Management Plus, Dreyfus New York Municipal Cash Management and Dreyfus Tax Exempt Cash Management to continue to qualify as a regulated investment company, which can distribute tax exempt dividends, by complying with the applicable provisions of the Code and to make distributions of income sufficient to relieve it from substantially all federal income and excise taxes.

The following summarizes each fund's accumulated capital losses available to be applied against future net securities profits, if any, realized subsequent to January 31, 2002.


                                                            EXPIRING IN FISCAL:                      ($ X 1,000)

                                                   2003     2004      2005      2006     2007      2008     2009     2010     TOTAL

Dreyfus Cash Management                              --       --        --       109        --       60       --       --      169

Dreyfus Cash Management Plus, Inc.                   --       --        --        --        --      307       --       --      307

Dreyfus Government Cash Management                   --       --       114        --        24       --       --       52      190

Dreyfus Government Prime Cash Management             --       --        --        --        --       20       39       --       59

Dreyfus Treasury Cash Management                     --       --        --         6       186       80       47       --      319

Dreyfus Treasury Prime Cash Management               --       --        --        --        --       --      212       --      212

Dreyfus Municipal Cash Management Plus               13        7        17        --        18       --       --       --       55

Dreyfus New York Municipal Cash Management            1       --         3        --        --       --       --       --        4

Dreyfus Tax Exempt Cash Management                   --       72       156        43        25       219       --      --      515


The tax character of each fund's distributions paid to shareholders (except for Dreyfus Municipal Cash Management Plus, Dreyfus New York Municipal Cash Management and Dreyfus Tax Exempt Cash Management) during the fiscal year ended January 31, 2002 was all ordinary income. The tax character of current year distributions will be determined at the end of the current fiscal year.

The tax character of distributions paid to shareholders of Dreyfus Municipal Cash Management Plus, Dreyfus New York Municipal Cash Management and Dreyfus Tax Exempt Cash Management during the fiscal year ended January 31, 2002 was all tax exempt income. The tax character of current year distributions will be determined at the end of the current fiscal year.

At July 31, 2002, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statements of Investments).

NOTE 2--Management Fee and Other Transactions with Affiliates:

(A) Pursuant to separate management agreements with the Manager, the management fee of each fund is computed at the annual rate of .20 of 1% of the value of such fund's average daily net assets and is payable monthly.

As to each fund, unless the Manager gives a fund's investors 90 days notice to the contrary, the Manager, and not the fund, will be liable for fund expenses (exclusive of taxes, brokerage fees, interest on borrowings and extraordinary expenses) other than the following expenses, which will be borne by the fund:
the   management  fee,  and  with  respect  to  the  fund' s  Investor  Shares,
Administrative Shares and Participant Shares, Rule 12b-1 Service Plan expenses.

(B) Under each fund's Service Plan (the "Plan") adopted pursuant to Rule 12b-1 under the Act, relating to its Investor Shares, Administrative Shares and Participant Shares, each fund pays the Distributor for distributing such classes of shares and for advertising and marketing relating to such classes of shares and for providing certain services relating to shareholder accounts in such classes of shares, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts ("Servicing"), at an aggregate annual rate of .25, .10 and .40 of 1% of the value of the average daily net assets of Investor Shares, Administrative Shares and Participant Shares, respectively. The Distributor may pay one or more Service Agents (a securities dealer, financial institution or other industry professional) a fee in respect of a fund's, Investor Shares, Administrative Shares and Participant Shares owned by shareholders with whom the Service Agent has a Servicing relationship or for whom the Service Agent is the dealer or holder of record. The Distributor determines the amounts, if any, to be paid to Service Agents under the Plan and the basis on which such payments are made. The fees payable under each Plan are payable without regard to actual expenses incurred. During the period ended July 31, 2002, each fund was charged the following pursuant to the Plan:

    Dreyfus Cash Management                                 $2,753,472

      Dreyfus Cash Management
         Plus, Inc.                                          4,346,222

      Dreyfus Government
         Cash Management                                     3,524,940

      Dreyfus Government Prime
         Cash Management                                     1,176,059

      Dreyfus Treasury
         Cash Management                                     1,820,025

      Dreyfus Treasury Prime
         Cash Management                                     2,613,824

      Dreyfus Municipal Cash
         Management Plus                                       156,638

      Dreyfus New York Municipal
         Cash Management                                        24,691

      Dreyfus Tax Exempt
         Cash Management                                       531,548

                                                                   The Funds

NOTES TO FINANCIAL STATEMENTS (Unaudited) (CONTINUED)

(C) Each fund (except for Dreyfus New York Municipal Cash Management) pays its Board members an annual fee of $3,000 and an attendance fee of $500 per meeting. Dreyfus New York Municipal Cash Management pays its Board members an annual fee of $1,000 and an attendance fee of $500 per meeting. These amounts are borne by the Manager as to each fund pursuant to the undertakings in effect. See Note 2(a).

NOTE 3--Capital Share Transactions:

Each fund (except for Dreyfus Cash Management Plus, Inc.) is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest. Dreyfus Cash Management Plus, Inc. is authorized to issue 90 billion shares of $.001 par value Common Stock.


NOTES

            For More Information

               Dreyfus Cash Management Funds
               200 Park Avenue
               New York, NY 10166

               Manager

               The Dreyfus Corporation
               200 Park Avenue
               New York, NY 10166

               Custodian

               The Bank of New York
               100 Church Street
               New York, NY 10286

               Transfer Agent &
               Dividend Disbursing Agent

               Dreyfus Transfer, Inc.
               P.O. Box 9263
               Boston, MA 02205-8501

               Distributor

               Dreyfus Service Corporation
               200 Park Avenue
               New York, NY 10166

To obtain information:

BY TELEPHONE Call your Dreyfus Institutional Services Division representative or 1-800-346-3621

BY E-MAIL Access Dreyfus Institutional Services Division at www.LIONSALES.com. You can obtain product information and E-mail requests for information or literature.

BY MAIL  Write to:
Dreyfus Institutional Services Division
144 Glenn Curtiss Boulevard
Uniondale, NY 11556-0144

(c) 2002 Dreyfus Service Corporation                                CMGTSA0702